UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)
500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)
Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116

(Name and address of agents for service)
Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: January 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe. Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer
MFS Investment Management®
March 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

ANNUAL REPORT 1

PORTFOLIO COMPOSITION

Top five bond industries (b)
Healthcare Revenue – Hospitals	21.7%
Healthcare Revenue – Long Term Care	9.9%
Tobacco	5.1%
General Obligation – General Purpose	4.6%
Tax Assessment	4.5%

Credit quality of bonds (r)
AAA	23.7%
AA	2.9%
A	7.1%
BBB	27.3%
BB	8.9%
B	5.1%
CCC	3.2%
Not Rated	21.8%
Portfolio facts
Average Duration (d)	6.2
Average Life (m)	16.4 yrs.
Average Maturity (m)	19.1 yrs.
Average Credit Quality of
Rated Securities (a)	A-
Average Short Term Credit Quality	A-1

(b)	For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the ’’AAA’’-rating category.
Percentages are based on the total market value of investments as of 1/31/06.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 1/31/06, unless otherwise noted.
The portfolio is actively managed, and current holdings may be different.

2 ANNUAL REPORT

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended January 31, 2006, Class A shares of the MFS Municipal High Income Fund provided a total return of 5.81%, at net asset value. In comparison, the fund’s benchmark, the Lehman Brothers Municipal Bond Index, returned 2.83% ..

Contributors to performance

The fund benefited from holding lower-quality ‘‘BBB’’-rated1 securities and below-investment-grade debt. During the period, spreads in these credit sectors narrowed due to strong demands for higher-yielding securities, causing prices on these securities to appreciate. (The Lehman Brothers Municipal Bond Index is composed primarily of higher-grade securities with no bonds rated lower than ‘‘BBB’’).

Strong security selection in the transportation, industrial, housing, and utilities sectors bolstered relative returns. A combination of security selection and overweighted positions in the health care and tobacco sectors also helped. The portfolio’s shorter duration2 stance contributed to relative performance over the period as short-term rates rose.

Detractors from performance

Yield curve3 positioning negatively affected relative results. Underweighting the intermediate area of the curve (represented by bonds with durations of 11- to 14-years) detracted as this area outperformed the index. Additionally, our overweight on the front portion of the curve (represented by bonds with durations of 0- to 4-years) hindered relative results as rates in that area increased considerably over the reporting period.

Respectfully, Geoffrey Schechter Portfolio Manager

[1] Bonds rated ‘‘BBB’’ or higher are considered investment grade; bonds rated ‘‘BB’’ or lower are considered non-investment grade.
[2] Duration is a measure of a portfolio’s sensitivity to changes in interest rates.
[3] A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund’s current or future investments.

ANNUAL REPORT 3

PERFORMANCE SUMMARY THROUGH 1/31/06

The following chart illustrates the historical performance of the fund’s Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions and expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. For most recent month-end performance, please visit mfs.com. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a hypothetical $10,000 investment

4 ANNUAL REPORT

Performance summary – continued

Total returns through 1/31/06

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/24/84	5.81%	6.40%	5.44%
B	9/07/93	4.88%	5.55%	4.57%
C	9/25/98	4.76%	5.35%	4.42%

Average annual

Comparative benchmarks

Average high-yield municipal debt fund (l)	5.63%	6.07%	5.13%
Lehman Brothers Municipal Bond Index (s)	2.83%	5.44%	5.66%

Average annual with sales charge

Share class

A	0.78%	5.37%	4.93%
With Initial Sales Charge (4.75%)
B	0.88%	5.23%	4.57%
With CDSC (Declining over six years from 4% to 0%)
C	3.76%	5.35%	4.42%
With CDSC (1% for 12 months) (z)

CDSC – Contingent Deferred Sales Charge.
(z) Assuming redemption within one year from the end of the prior month of purchase.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(s) Source: Standard & Poor’s Micropal, Inc.

Index Definition

Lehman Brothers Municipal Bond Index – a market-value-weighted index representative of the tax-exempt bond market.

It is not possible to invest directly in an index.

Notes to Performance Summary

Performance for Class C shares includes the performance of the fund’s Class B shares prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

ANNUAL REPORT 5

Performance summary – continued

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

6 ANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
August 1, 2005 through January 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005 through January 31, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 - 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT 7

Expense table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/05	Ending Account Value 1/31/06	Expenses Paid During Period (p) 8/01/05-1/31/06
A	Actual	0.72%	$1,000.00	$1,023.50	$3.67
	Hypothetical (h)	0.72%	$1,000.00	$1,021.58	$3.67
B	Actual	1.49%	$1,000.00	$1,018.40	$7.58
	Hypothetical (h)	1.49%	$1,000.00	$1,017.69	$7.58
C	Actual	1.73%	$1,000.00	$1,018.40	$8.80
	Hypothetical (h)	1.73%	$1,000.00	$1,016.48	$8.79

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

8 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS – 1/31/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Municipal Bonds - 97.1%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.3%

Chicago, IL, O’Hare International Airport Rev., ‘‘A’’, RITES, FSA,
7.634%, 2022(r)(v)	$6,250,000	$7,454,128
Chicago, IL, O’Hare International Airport Rev., Third Lien, ‘‘A’’,
FGIC, 5%, 2033	1,070,000	1,105,438
Chicago, IL, O’Hare International Airport Rev., Third Lien, ‘‘A’’,
MBIA, 5%, 2029	4,270,000	4,442,508
Denver, CO, City & County Airport Rev., RITES, AMBAC, 8.67%,
2017(r)(v)	2,500,000	2,969,800
Miami-Dade County, FL, Aviation Revenue, ‘‘A’’, CIFG, 5%, 2038	2,195,000	2,225,093
New York City, NY, City Industrial Development Agency, Special
Facilities Rev. (Terminal One Group), 5.5%, 2024	850,000	899,895

		$19,096,862

Chemicals - 0.4%

Red River Authority, TX, Pollution Control Rev. (Celanese Project),
6.7%, 2030	$5,380,000	$5,703,522

General Obligations - General Purpose - 4.5%

Cranston, RI, FGIC, 6.375%, 2009(c)	$855,000	$952,385
Delaware County, OH, 6.25%, 2010(c)	1,000,000	1,131,480
Huntsville, AL, Capital Improvement Water, ‘‘C’’, MBIA, 5%, 2024	845,000	887,901
Kane Kendall County, IL, Capital Appreciation, ‘‘E’’, FGIC, 0%, 2023	5,945,000	2,481,859
Kane Kendall County, IL, Capital Appreciation, ‘‘E’’, FGIC, 0%, 2025	6,000,000	2,230,020
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018	765,000	788,149
Los Angeles, CA, RITES, FGIC, 6.703%, 2015(r)(v)	5,310,000	6,527,264
Massachusetts State Consolidated Loan, ‘‘C’’, 5%, 2025	6,110,000	6,437,740
New York City, NY, ‘‘F’’, FGIC, 5.875%, 2006(c)	3,390,000	3,486,717
New York City, NY, ‘‘F’’, FGIC, 5.875%, 2024	3,610,000	3,708,481
New York City, NY, ‘‘H’’, FGIC, 6.125%, 2007(c)	1,210,000	1,273,331
New York City, NY, ‘‘H’’, FGIC, 6.125%, 2025	6,790,000	7,124,000
New York City, NY, ‘‘M’’, 5%, 2035	11,200,000	11,514,272
State of Florida, Department of Transportation, RITES,
6.203%, 2017(r)(v)	2,300,000	2,562,292
State of Massachusetts, ROLS, 7.609%, 2011(r)(c)(v)	2,000,000	2,345,960
Washington State Motor Vehicle Fuel Tax, ‘‘B’’, FSA, 5%, 2024	9,850,000	10,378,650
West Warwick, RI, 7.45%, 2013	455,000	467,367

		$64,297,868

General Obligations - Improvement - 0.5%

Bergen County, NJ, Improvement Authority School District Rev.
(Township of Wyckoff Board of Education), 5%, 2032	$540,000	$565,013
Birmingham, AL, ‘‘B’’, 5.75%, 2009(c)	910,000	986,031

	ANNUAL REPORT 9

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

General Obligations - Improvement - continued

Birmingham, AL, ‘‘B’’, 5.75%, 2019	$90,000	$96,959
District of Columbia, ‘‘A’’, 6%, 2007(c)	5,000,000	5,274,850

		$6,922,853

General Obligations - Schools - 3.8%

Aledo, TX, Independent School District, School Building, ‘‘A’’, PSF,
5.125%, 2033	$2,815,000	$2,933,765
Chicago, IL, Board of Education, RITES, FGIC, 6.68%, 2020(r)(v)	7,910,000	9,896,676
De Soto, TX, Independent School District, School Building, PSF,
0%, 2031	1,700,000	447,083
De Soto, TX, Independent School District, School Building, PSF,
0%, 2034	1,285,000	284,872
De Soto, TX, Independent School District, School Building, PSF,
0%, 2036	1,715,000	342,091
Forsyth County, GA, School District, 6%, 2010(c)	1,700,000	1,888,105
Fort Bend, TX, Independent School District, ‘‘A’’, PSF, 5.25%, 2027	2,825,000	3,021,196
Houston, TX, Independent School District, RITES, PSF,
6.691%, 2017(r)(v)	5,000,000	5,540,600
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011(c)	1,255,000	1,415,251
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011(c)	1,355,000	1,535,608
Lake County, IL, FGIC, 6%, 2008(c)	2,500,000	2,681,375
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2026	3,780,000	1,306,670
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2031	3,820,000	973,756
Leander, TX, Independent School District, PSF, 0%, 2029	7,310,000	2,013,247
Leander, TX, Independent School District, PSF, 0%, 2030	6,480,000	1,678,514
McHenry & Lake County, IL, FSA, 6.125%, 2010(c)	1,700,000	1,869,660
Royse City, TX, Independent School District, School Building, PSF,
0%, 2027	2,960,000	986,154
Royse City, TX, Independent School District, School Building, PSF,
0%, 2028	2,975,000	933,585
Royse City, TX, Independent School District, School Building, PSF,
0%, 2029	2,995,000	886,640
San Jose Evergreen, CA, Community College District, Election 2004,
‘‘A’’, MBIA, 0%, 2028	3,260,000	1,023,281
Snyder, TX, Independent School District, School Building, AMBAC,
5.25%, 2030	2,150,000	2,281,688
State of Florida, Board of Education, RITES, FGIC,
6.726%, 2012(r)(v)	1,500,000	1,770,630
State of Florida, Board of Education, RITES, FGIC,
6.726%, 2013(r)(v)	5,000,000	5,972,900
White Settlement, TX, Independent School District, School Building,
PSF, 0%, 2033	8,965,000	2,100,858
		$53,784,205

10 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Healthcare Revenue - Hospitals - 21.4%

Allegheny County, PA, Hospital Development Authority Rev. (South
Hills Health Systems), ‘‘B’’, 6.75%, 2025	$ 1,200,000	$1,266,636
Allegheny County, PA, Hospital Development Authority Rev. (West
Penn Allegheny Health), 9.25%, 2030	6,100,000	7,190,314
Allegheny County, PA, Hospital Development Authority Rev. (West
Penn Allegheny Health), ‘‘B’’, 9.25%, 2022	3,360,000	3,976,594
Arkansas Development Finance Authority Rev. (Washington
Regional Medical Center), 7.25%, 2010	2,500,000	2,843,650
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial
Hospital), ‘‘A’’, 7.125%, 2033	2,500,000	2,596,950
Baldwin County, AL, Eastern Shore Health Care Authority Rev.
(Thomas Hospital), 6.75%, 2006	500,000	512,775
Baldwin County, AL, Eastern Shore Health Care Authority Rev.
(Thomas Hospital), 5.75%, 2008	1,600,000	1,707,728
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev.
(Baptist Health Systems Inc.), ‘‘A’’, 5%, 2030	5,510,000	5,327,233
Brookhaven, NY, Industrial Development Agency Rev. (Memorial
Hospital Medical Center Inc.), ‘‘A’’, 8.25%, 2030	2,500,000	2,682,775
California Valley Health Systems, COP, 6.875%, 2023	2,185,000	2,191,337
Chautauqua County, NY, Industrial Development Agency, Civic
Facilities Rev. (Women’s Christian Assn.), ‘‘A’’, 6.35%, 2017	1,175,000	1,198,676
Chautauqua County, NY, Industrial Development Agency, Civic
Facilities Rev. (Women’s Christian Assn.), ‘‘A’’, 6.4%, 2029	3,430,000	3,428,697
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-
Elmira), ‘‘A’’, 6%, 2013	1,810,000	1,817,801
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-
Elmira), ‘‘B’’, 6.35%, 2013	1,280,000	1,314,547
Chester County, PA, Health & Educational Facilities Rev. (Chester
County Hospital), ‘‘A’’, 6.75%, 2031	2,500,000	2,729,150
Citrus County, FL, Hospital Development Authority Rev. (Citrus
Memorial Hospital), 6.25%, 2023	960,000	1,027,162
Coffee County, GA, Hospital Authority Rev. (Coffee Regional
Medical Center, Inc.), 5%, 2026	110,000	109,992
Colorado Health Facilities Authority Rev. (Hospital Parkview Medical
Center, Inc.), 5%, 2025	1,000,000	1,019,790
Colorado Health Facilities Authority Rev. (Parkview Medical Center),
6.5%, 2020	770,000	847,978
Colorado Health Facilities Authority Rev. (Portercare Adventist
Health Systems), 6.625%, 2011	2,200,000	2,561,152
Crittenden County, AR, Hospital Rev., Refunding & Improvement,
7.15%, 2025	1,165,000	1,170,778
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.),
7.5%, 2030	5,020,000	5,574,509
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018	3,700,000	3,783,694
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028	950,000	954,323

	ANNUAL REPORT 11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Healthcare Revenue - Hospitals - continued

Denver, CO, Health & Hospital Authority Rev., ‘‘A’’, 6%, 2023	$750,000	$798,360
District of Columbia, Health & Hospital Authority Rev. (Medstar
University Hospital), ‘‘D’’, 6.875%, 2007	3,875,000	4,018,104
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial
Hospital), 6.2%, 2025	750,000	742,305
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial
Hospital), 6.5%, 2031	865,000	865,666
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems
Obligated Group), 7.125%, 2024	2,250,000	2,501,280
Highlands County, FL, Health Facilities Authority Rev. (Adventist/
Sunbelt Hospital), 6%, 2031	3,000,000	3,241,920
Illinois Health Facilities Authority Rev. (Sinai Health), FHA,
5.15%, 2037	2,500,000	2,580,250
Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian
Health), ‘‘A’’, 5%, 2039	3,430,000	3,402,526
Indiana Health Facilities Financing Authority, Hospital Rev.
(Community Hospital), ‘‘A’’, AMBAC, 5%, 2035	5,220,000	5,395,288
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster
Medical Research Foundation, Inc.), 6.375%, 2031	8,950,000	9,455,675
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster
Medical Research Foundation, Inc.), 6.375%, 2021	3,300,000	3,491,796
Indiana Health Facilities Financing Authority, Hospital Rev.
(Riverview Hospital), 6.125%, 2031	3,750,000	3,929,850
Johnson City, TN, Health & Educational Facilities, Hospital Rev.,
‘‘A’’ (Mountain States Health), 5.5%, 2036	870,000	902,782
Joplin, MO, Industrial Development Authority Health Facilities Rev.
(Freeman Health Systems), 5.5%, 2029	1,290,000	1,339,730
Joplin, MO, Industrial Development Authority Health Facilities Rev.
(Freeman Health Systems), 5.75%, 2035	1,395,000	1,487,754
Kentucky Economic Development Finance Authority, Health Systems
Rev. (Norton Healthcare, Inc.), 6.5%, 2020	5,000,000	5,463,150
Kentucky Economic Development Finance Authority, Health Systems
Rev. (Norton Healthcare, Inc.), 6.625%, 2028	2,000,000	2,181,560
Knox County, TN, Health Educational Housing Facilities Board,
Hospital Facilities Rev. (Baptist Health Systems), 6.5%, 2031	5,350,000	5,681,700
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East
Texas), 6.875%, 2006	1,285,000	1,312,242
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East
Texas), 5.7%, 2008	3,305,000	3,508,720
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.75%, 2025	2,000,000	1,969,680
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.875%, 2034	4,345,000	4,271,396
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical System), 6.75%, 2010	1,000,000	1,139,000
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), 6.5%, 2012	1,500,000	1,635,765

12 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Healthcare Revenue - Hospitals - continued

Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), 5.7%, 2015	$ 3,500,000	$3,622,675
Massachusetts Health & Educational Facilities Authority Rev.
(Jordan Hospital), 5.25%, 2018	4,600,000	4,612,696
Massachusetts Health & Educational Facilities Authority Rev.
(Milford Whitinsville Hospital), 6.35%, 2032	1,450,000	1,540,828
Massachusetts Health & Educational Facilities Authority Rev. (North
Adams Regional Hospital), ‘‘C’’, 6.625%, 2018	1,405,000	1,440,870
Massachusetts Health & Educational Facilities Authority Rev.
(Northern Berkshire Health), ‘‘B’’, 6.375%, 2034	760,000	785,278
Massachusetts Health & Educational Facilities Authority Rev. (Saints
Memorial Medical Center), 6%, 2023	12,530,000	12,559,696
Massachusetts Health & Educational Facilities Authority Rev.
(University of Massachusetts Memorial Hospital), 6.5%, 2021	500,000	534,660
Mecosta County, MI, General Hospital Rev., 6%, 2018	1,200,000	1,200,636
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical
Center), 6.75%, 2029	2,490,000	2,747,342
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical
Center), ‘‘A’’, 6.7%, 2019	3,505,000	3,821,992
Michigan Hospital Finance Authority Rev. (Memorial Healthcare
Center), 5.875%, 2021	1,000,000	1,059,300
Mississippi Business Finance Corp., Health Facilities Rev. (Rush
Medical Foundation, Inc.), 5.375%, 2015	700,000	704,634
Mississippi Business Finance Corp., Health Facilities Rev. (Rush
Medical Foundation, Inc.), 5.625%, 2023	250,000	248,675
Monroe County, NY, Industrial Development Agency, Civic Facilities
Rev. (Highland Hospital of Rochester), 5%, 2025	185,000	186,391
Montgomery, AL, Special Care Facilities, Financing Authority Rev.
(Baptist Health), ‘‘A-2’’, MBIA, 0% to 2007, 5% to 2022	5,100,000	5,047,623
Montgomery, AL, Special Care Facilities, Financing Authority Rev.
(Baptist Health), ‘‘C’’, 5.25%, 2014	2,240,000	2,475,222
New Hampshire Health & Educational Facilities Authority Rev.
(Covenant Health), 6.5%, 2017	4,215,000	4,743,519
New Hampshire Higher Educational & Health Facilities Authority
Rev. (Catholic Medical Center), 6.125%, 2032	1,500,000	1,561,410
New Hampshire Higher Educational & Health Facilities Authority
Rev. (Littleton Regional Hospital), 5.9%, 2018	1,750,000	1,792,928
New Hampshire Higher Educational & Health Facilities Authority
Rev. (Littleton Regional Hospital), ‘‘B’’, 5%, 2008	550,000	547,767
New Jersey Health Care Facilities, Financing Authority Rev.
(Children’s Specialized Hospital), ‘‘A’’, 5.5%, 2030	755,000	782,867
New Jersey Health Care Facilities, Financing Authority Rev.
(Palisades Medical Center), 6.625%, 2031	1,115,000	1,203,319
New Jersey Health Care Facilities, Financing Authority Rev. (St.
Peter’s University Hospital), 6.875%, 2030	4,000,000	4,379,400
New York City, NY, Industrial Development Agency, Civic Facilities
Rev. (Staten Island University Hospital), ‘‘B’’, 6.375%, 2031	1,475,000	1,502,656

	ANNUAL REPORT 13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Healthcare Revenue - Hospitals - continued

New York City, NY, Industrial Development Agency, Civic Facilities
Rev. (Staten Island University Hospital), ‘‘C’’, 6.45%, 2032	$935,000	$951,849
New York City, NY, Industrial Development Agency, Civic Facilities
Rev. (Staten Island University Hospital), ‘‘A’’, 6.375%, 2031	500,000	509,375
New York State Dormitory Authority Rev., Non State Supported
Debt (Mt. Sinai NYU Health), 5.5%, 2026	1,895,000	1,926,931
New York State Dormitory Authority Rev., Non State Supported
Debt (Mt. Sinai NYU Health), ‘‘C’’, 5.5%, 2026	2,000,000	2,033,700
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,510,000	1,502,782
Ohio County, WV, County Commission Health System Rev. (Ohio
Valley Medical Center), 5.75%, 2013	5,000,000	4,789,100
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6%, 2014	2,400,000	2,655,504
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6.6%, 2031	4,080,000	4,456,013
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker
Memorial), FHA, 8.7%, 2023	485,000	569,055
Rhode Island Health & Education Building Rev., Hospital Financing
(Lifespan Obligated Group), 6.5%, 2032	9,000,000	9,944,640
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems,
Inc.), 6.375%, 2014	1,395,000	1,379,362
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems,
Inc.), 6.5%, 2027	1,855,000	1,755,943
Russell, KY (Franciscan Sisters of the Poor), 8.1%, 2006	260,000	268,980
Shelby County, TN, Educational & Housing Facilities Board Hospital
Rev. (Methodist Healthcare), 6%, 2012(c)	450,000	509,922
Shelby County, TN, Educational & Housing Facilities Board Hospital
Rev. (Methodist Healthcare), 6%, 2012(c)	745,000	844,204
Shelby County, TN, Educational & Housing Facilities Board Hospital
Rev. (Methodist Healthcare), 6%, 2012(c)	750,000	849,870
Shelby County, TN, Educational & Housing Facilities Board Hospital
Rev. (Methodist Healthcare), 6%, 2012(c)	1,255,000	1,422,116
Shelby County, TN, Educational & Housing Facilities Board Hospital
Rev. (Methodist Healthcare), 6.25%, 2012(c)	750,000	860,730
Shelby County, TN, Educational & Housing Facilities Board Hospital
Rev. (Methodist Healthcare), 6.25%, 2012(c)	1,250,000	1,434,550
Sierra View, CA, Local Health Care District Rev., 5.4%, 2022	3,000,000	3,102,480
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	2,725,000	2,948,096
South Carolina Medical University, Hospital Facilities Rev., ‘‘A’’,
MBIA, 5%, 2031	1,995,000	2,053,593
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.375%, 2015	885,000	924,958
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.5%, 2020	1,805,000	1,881,153

14 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Healthcare Revenue - Hospitals - continued

Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.625%, 2029	$ 1,330,000	$1,367,320
Springfield, TN, Health & Educational Facilities Rev. (Northcrest
Medical Center), 5.25%, 2018	3,500,000	3,496,815
Springfield, TN, Health & Educational Facilities Rev. (Northcrest
Medical Center), 5.375%, 2024	4,000,000	3,933,280
St. Paul, MN, Housing & Redevelopment Hospital (Healtheast
Project), 6%, 2035	2,000,000	2,138,480
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
Healthcare), 6.25%, 2020	4,500,000	4,785,795
Texas Metro Health Facilities Development Corp., Metro Health
Facilities Development Rev. (Wilson N. Jones Memorial Hospital),
7.2%, 2021	4,300,000	4,408,274
Texas Metro Health Facilities Development Corp., Metro Health
Facilities Development Rev. (Wilson N. Jones Memorial Hospital),
7.25%, 2031	2,000,000	2,044,420
Tom Green County, TX, Health Facilities Rev. (Shannon Health
System), 6.75%, 2021	3,150,000	3,399,323
Upper Illinois River Valley Development, Health Facilities Rev.
(Morris Hospital), 6.625%, 2031	1,900,000	2,069,518
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital),
5.45%, 2011	1,175,000	1,182,003
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional
Health Center), 6.25%, 2022	2,000,000	2,091,600
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional
Health Center), 6.375%, 2031	2,595,000	2,736,220
Washington County, AR, Hospital Rev., Regional Medical Center,
‘‘A’’, 5%, 2035	750,000	743,190
Washington County, AR, Hospital Rev., Regional Medical Center,
‘‘B’’, 5%, 2025	3,000,000	3,032,490
Weirton, WV, Municipal Hospital Building, Commission Rev.
(Weirton Hospital Medical Center), 6.375%, 2031	3,885,000	3,911,768
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center),
6.25%, 2032	4,000,000	4,241,360
West Plains, MO, Industrial Development Authority Rev. (Ozarks
Medical Center), 6.75%, 2024	810,000	834,851
West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit
Hospital), 6.2%, 2026	4,500,000	4,806,360
Wichita, KS, Hospital Authority Rev. (Via Christi Health System),
6.25%, 2020	2,500,000	2,780,200
Wisconsin Health & Educational Facilities Authority Rev. (Aurora
Health Care, Inc.), 5.625%, 2029	1,100,000	1,118,392
Wisconsin Health & Educational Facilities Authority Rev. (Aurora
Health Care, Inc.), 6.875%, 2030	2,250,000	2,578,320

	ANNUAL REPORT 15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Healthcare Revenue - Hospitals - continued

Wisconsin Health & Educational Facilities Authority Rev. (Marshfield
Clinic), ‘‘A’’, 5.375%, 2034	$1,510,000	$1,551,812
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. John’s Riverside Hospital), 6.8%, 2016	1,575,000	1,632,960
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. John’s Riverside Hospital), 7.125%, 2031	2,000,000	2,061,640
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. John’s Riverside Hospital), ‘‘A’’, 7.125%, 2031	1,495,000	1,541,076
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. Joseph’s Hospital), 6.15%, 2015	2,000,000	1,827,980
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. Joseph’s Hospital), ‘‘C’’, 6.2%, 2020	250,000	221,790

		$304,365,267

Healthcare Revenue - Long Term Care - 9.7%

Abilene, TX, Health Facilities Development Co., Retirement Facilities
Rev. (Sears Methodist Retirement), ‘‘A’’, 7%, 2033	$1,155,000	$1,242,942
Arizona Health Facilities Authority Rev. (The Terraces Project),
7.75%, 2033(r)	2,250,000	2,482,538
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 7.75%, 2006	90,000	89,105
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.125%, 2016	1,415,000	1,320,011
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.5%, 2026	3,145,000	2,869,058
Bridgeport, CT, Senior Living Facility Rev. (3030 Park Retirement
Community), 7.25%, 2035(r)(d)	2,980,000	2,542,745
Bucks County, PA, Industrial Development Authority Rev. (Ann’s
Choice, Inc.), 6.125%, 2025	1,320,000	1,358,729
Cambria County, PA, Industrial Development Authority Rev. (Beverly
Enterprises, Inc.), 10%, 2012	600,000	682,086
Chester County, PA, Industrial Development Authority Rev. (RHA
Nursing Home), 8.5%, 2032	1,185,000	1,229,058
Clarion, PA, Industrial Development Authority Rev. (Beverly
Enterprises, Inc.), 7.5%, 2012	1,950,000	1,984,301
Colorado Health Facilities Authority Rev. (Covenant Retirement
Communities, Inc.), ‘‘B’’, 6.125%, 2033	1,500,000	1,609,740
Contra Costa County, CA, Residential Rental Facilities Rev. (Cypress
Meadows), 7%, 2028(r)(d)	354,958	106,487
Cumberland County, PA, Municipal Authority Rev. (Wesley), ‘‘A’’,
7.25%, 2013(c)	1,965,000	2,390,049
Cumberland County, PA, Municipal Authority Rev. (Wesley), ‘‘A’’,
7.25%, 2035	760,000	812,721
Daphne, AL, Special Care Facilities Financing Authority (1st
Mortgage Presbyterian), 0%, 2008(c)	29,975,000	27,136,451
Daphne, AL, Special Care Facilities Financing Authority (2nd
Mortgage Presbyterian), 0%, 2008(c)	4,500,000	4,073,863

16 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Healthcare Revenue - Long Term Care - continued

Daphne, AL, Special Care Facilities Financing Authority (Presbyterian
Hospital), 0%, 2008(c)	$48,475,000	$12,453,998
Fulton County, GA, Residential Care Facilities (Canterbury Court),
‘‘A’’, 6.125%, 2034	1,020,000	1,031,893
Hawaii Department of Budget & Finance, Special Purpose Rev.
(Kahala Nui Senior Living Community), 8%, 2033	1,500,000	1,735,020
Illinois Finance Authority Rev. (Clare at Water Tower), ‘‘A’’,
6%, 2025	1,510,000	1,512,960
Illinois Finance Authority Rev. (Landing at Plymouth Place), ‘‘A’’,
6%, 2037	1,510,000	1,506,980
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives
Project), 5.75%, 2018	2,520,000	2,504,704
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives
Project), 9.25%, 2025	5,600,000	6,702,976
Jefferson County, KY, Health Care Authority Rev. (Beverly
Enterprises, Inc.), 5.875%, 2007	75,000	75,140
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.),
6.875%, 2032	1,250,000	1,346,938
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), ‘‘B’’,
6.25%, 2026	1,500,000	1,530,510
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,905,000	1,751,933
Luzerne County, PA, Industrial Development Authority Rev. (Beverly
Enterprise, Inc.), 6.75%, 2008	710,000	718,840
Maine Health & Higher Educational Facilities Rev. (Piper Shores),
7.5%, 2009(c)	1,455,000	1,594,331
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.),
6.6%, 2025	6,825,000	6,898,642
Massachusetts Industrial Finance Agency Rev. (Glenmeadow
Retirement Community), 8.375%, 2006(c)	2,300,000	2,349,864
Massachusetts Industrial Finance Agency Rev. (Glenmeadow
Retirement Community), 8.625%, 2006(c)	3,520,000	3,596,595
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), ‘‘A’’,
7.375%, 2027	7,065,000	7,385,398
Monongalia County, WV, Health Facilities Rev. (Beverly Enterprises,
Inc.), 5.875%, 2007	135,000	135,252
Montgomery County, PA, Higher Education & Health Authority Rev.
(AHF/Montgomery), 10.5%, 2020	2,180,000	2,183,619
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.125%, 2028	750,000	785,918
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,563,651
New Hampshire Industrial Development Authority Rev. (Tall Pines),
11.25%, 2016(d)	1,265,000	22,264
New Jersey Economic Development Authority Rev. (Courthouse
Convalescent Center), ‘‘A’’, 8.7%, 2014	1,350,000	1,355,171
New Jersey Economic Development Authority Rev. (Lions Gate),
‘‘A’’, 5.875%, 2037	920,000	933,726
	ANNUAL REPORT 17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Healthcare Revenue - Long Term Care - continued

New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	$4,000,000	$4,140,320
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk
Retirement Community), ‘‘A’’, 6%, 2025	375,000	383,869
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk
Retirement Community), ‘‘A’’, 6.125%, 2035	260,000	265,840
Reedley, CA, COP (Mennonite Home), 7.5%, 2006(c)	4,835,000	5,062,680
Shelby County, TN, Health Educational Rev. (Germantown Village),
7.25%, 2034	2,470,000	2,548,250
Shelby County, TN, Nursing Home Rev. (Beverly Enterprises, Inc.),
7.4%, 2006(c)	800,000	841,672
Sterling, IL (Hoosier Care), 7.125%, 2034	1,335,000	1,227,733
Suffolk County, NY, Industrial Development Agency (Medford
Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,499,235
Travis County, TX, Health Facilities Development Corp., Retirement
Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	680,000	664,591
Travis County, TX, Health Facilities Development Corp., Retirement
Facilities Rev. (Querencia Barton Creek), 5.65%, 2035	940,000	911,189
Wilkinsburg, PA, Municipal Authority Health Rev. (Monroeville
Christian/Judea), 8.25%, 2027	6,970,000	7,149,826

		$138,301,412

Human Services - 1.5%

California Statewide Communities Development Authority (Prides
Industries), 7.125%, 2009(r)(c)	$1,565,000	$1,739,482
Cheneyville, LA, Westside Habilitation Center Rev., 8.375%, 2013	4,190,000	4,211,495
Lehigh County, PA, General Purpose Authority (Kidspeace
Obligation Group), 6%, 2018	3,550,000	3,451,381
Montgomery County, PA, Industrial Development Authority
(Wordsworth Academy), 8%, 2024	2,850,000	2,868,497
New Hampshire Higher Educational & Health Facilities Authority
Rev. (Child & Family Services), 6.125%, 2019	1,155,000	1,183,240
New York City Industrial Development Agency Rev. (Special Needs
Facilities Pooled Program), 6.1%, 2012	1,955,000	2,005,224
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando
Healthcare Facilities), 8.875%, 2021	1,925,000	2,085,045
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando
Healthcare Facilities), 9%, 2031	2,185,000	2,343,128
Osceola County, FL, Industrial Development Authority Rev.
(Community Provider), 7.75%, 2017	946,000	951,790
Philadelphia, PA, Industrial Development Authority Rev.,
6.125%, 2019(r)	1,250,000	935,800

		$21,775,082
18 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Industrial Revenue - Airlines - 3.0%

Dallas Fort Worth, TX, International Airport Facility Improvement
Corp. (American Airlines, Inc.), 7.25%, 2030	$8,180,000	$6,895,413
Dallas Fort Worth, TX, International Airport Facility Improvement
Corp. (American Airlines, Inc.), 6.375%, 2035	9,935,000	7,432,175
Houston, TX, Airport Systems Rev., Special Facilities (Continental,
Inc.), ‘‘E’’, 6.75%, 2029	4,155,000	4,106,179
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), 7%, 2012	1,700,000	1,729,801
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), 7.5%, 2024	2,800,000	2,894,808
New Jersey Economic Development Authority, Special Facilities Rev.
(Continental Airlines, Inc.), 6.25%, 2019	3,205,000	3,016,258
New Jersey Economic Development Authority, Special Facilities Rev.
(Continental Airlines, Inc.), 6.25%, 2029	2,220,000	2,042,400
New York City, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 7.25%, 2008	475,000	475,052
New York City, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 8%, 2012	950,000	951,539
New York City, NY, Industrial Development Agency Rev. (American
Airlines, Inc.), 7.625%, 2025	12,380,000	12,775,665
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.),
‘‘B’’, 5.65%, 2035	120,000	117,301

		$42,436,591

Industrial Revenue - Chemicals - 0.3%

Power County, ID, Pollution Control Rev. (FMC Corp.), 5.625%, 2014	$1,000,000	$1,017,590
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), 5.6%, 2035	3,015,000	3,052,718

		$4,070,308

Industrial Revenue - Environmental Services - 1.5%

California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Browning Ferris, Inc.), ‘‘A’’, 5.8%, 2016	$5,000,000	$4,896,550
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), ‘‘B’’, 5%, 2027	1,080,000	1,059,080
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste
Management, Inc.), 5.7%, 2018	540,000	583,972
Henrico County, VA, Industrial Development Authority Rev.
(Browning Ferris, Inc.), 5.45%, 2014	2,000,000	1,938,640
Illinois Finance Authority Solid Waste Disposal Waste Management
Inc., Project, ‘‘A’’, 5.05%, 2029	2,000,000	1,994,540
Massachusetts Development Finance Agency Rev., Resource
Recovery Rev. (Waste Management, Inc.), 6.9%, 2029	1,700,000	1,861,874
Nevada Department of Business Rev. (Republic Services, Inc.),
5.625%, 2026	2,000,000	2,138,580

	ANNUAL REPORT 19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Industrial Revenue - Environmental Services - continued

New Morgan, PA, Industrial Development Authority, Solid Waste
Disposal Rev. (New Morgan Landfill Co, Inc./Browning Ferris, Inc.),
6.5%, 2019	$ 2,500,000	$2,504,900
Ohio Solid Waste Rev., Ohio Water Development Authority Rev.
(Waste Management, Inc.), 4.85%, 2022	3,000,000	3,041,880
Schuylkill County, PA, Industrial Development Authority Rev. (Waste
Managment, Inc.), 5.1%, 2019	1,000,000	1,026,920

		$21,046,936

Industrial Revenue - Metals - 0.6%

Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem
Steel), 8%, 2024(d)	$10,455,000	$1,046
Cambria County, PA, Industrial Development Authority Rev.
(Bethlehem Steel), 7.5%, 2015(d)	3,890,000	389
Indiana Development Finance Authority Rev. (Inland Steel),
7.25%, 2011	5,000,000	5,143,650
Mobile County, AL, Industrial Development Authority Rev. (Ipsco,
Inc.), 6.875%, 2030	2,850,000	3,052,550

		$8,197,635

Industrial Revenue - Other - 3.7%

Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	$ 1,500,000	$1,629,105
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	6,500,000	6,740,500
Janesville, WI, Industrial Development Rev. (Simmons
Manufacturing Co.), 7%, 2017	3,900,000	3,910,569
Madison County, FL, Rev. (Twin Oaks Project), ‘‘A’’, 6%, 2025(r)	1,685,000	1,657,888
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing), 8.4%, 2015(r)(q)	4,000,000	3,640,000
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing), 8.6%, 2017(r)(q)	8,000,000	7,280,000
New York City, NY, City Industrial Development Agency Rev.,
Liberty IAC/Interactivecorp, 5%, 2035	1,880,000	1,869,453
Park Creek Metropolitan District, CO, Rev., Custodial Receipts,
CR-1, 7.875%, 2032(a)	4,230,000	4,718,142
Park Creek Metropolitan District, CO, Rev., Custodial Receipts,
CR-2, 7.875%, 2032(a)	1,860,000	2,074,644
Philadelphia, PA, Industrial Development Authority Rev. (Host
Marriott LP), 7.75%, 2017	2,000,000	2,020,360
Port Corpus Christi, TX, Industrial Development Authority Rev.
(Citgo Petroleum Corp.), 8.25%, 2031	2,300,000	2,424,614
Spirit Lake, IA, Industrial Development Rev. (Crystal Tips, Inc.), 0%, 2008(c)	9,359,335	10,525,414
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific
Corp.), 5.7%, 2026	3,895,000	4,078,922

		$52,569,611

20 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Industrial Revenue - Paper - 2.7%

Arkansas State Development Finance Authority, Industrial Facilities
Rev. (Potlatch Corp.), ‘‘A’’, 7.75%, 2025	$1,200,000	$1,350,744
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev.
(Georgia Pacific Corp.), 5.75%, 2028	1,510,000	1,492,952
De Soto Parish, LA, Environmental Improvement Rev. (International
Paper Co.), 6.35%, 2025	1,650,000	1,751,261
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), ‘‘A’’, 6.25%, 2012(c)	3,100,000	3,550,802
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), ‘‘B’’, 6.45%, 2012(c)	1,100,000	1,262,217
Florence County, SC, Industrial Development Rev. (Stone Container
Corp.), 7.375%, 2007	860,000	866,665
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024	3,000,000	3,209,670
Maine Finance Authority, Solid Waste Recycling Facility Rev.
(Bowater, Inc.), 7.75%, 2022	8,500,000	8,594,520
Onondaga County, NY, Industrial Development Authority Rev., Solid
Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014	3,800,000	3,997,258
Sabine River Authority Rev., Louisiana Water Facilities (International
Paper Co.), 6.2%, 2025	2,250,000	2,430,068
Wabash, IN, Solid Waste Disposal Rev. (Jefferson Smurfit Corp.),
GNMA, 7.5%, 2026	2,000,000	2,048,640
West Point, VA, Industrial Development Authority, Solid Waste
Disposal Rev. (Chesapeake Corp.), 6.25%, 2019	6,660,000	6,674,719
West Point, VA, Industrial Development Authority, Solid Waste
Disposal Rev. (Chesapeake Corp.), ‘‘A’’, 6.375%, 2019	800,000	801,776

		$38,031,292

Miscellaneous Revenue - Entertainment & Tourism - 0.6%

California Statewide Communities Development Authority Rev., East
Valley Tourist (Cabazon Casino), ‘‘A’’, 9.25%, 2020(a)	$3,845,000	$4,235,421
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032	6,310,000	1,530,806
Mississippi Development Bank, Special Obligation (Diamond Lakes
Utilities), 6.25%, 2017	3,200,000	3,282,624

		$9,048,851

Miscellaneous Revenue - Other - 1.5%

Austin, TX, Convention Center (Convention Enterprises, Inc.), ‘‘A’’, 6.6%, 2021	$1,300,000	$1,390,103
Austin, TX, Convention Center (Convention Enterprises, Inc.), ‘‘A’’, 6.7%, 2028	2,000,000	2,132,900
Baltimore, MD, Convention Center Hotel Rev., ‘‘B’’, 5.875%, 2039	905,000	936,992
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount),
‘‘B’’, 5.125%, 2025	560,000	573,154
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers
University), ‘‘E’’, 5.6%, 2025	395,000	413,936

	ANNUAL REPORT 21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Miscellaneous Revenue - Other - continued

Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013(r)	$2,500,000	$2,494,000
New Jersey Economic Development Authority Rev. (Kapkowski
Project), ‘‘B’’, 6.8%, 2018	4,000,000	4,515,320
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract
Rev. (Empowerment Zone), ‘‘A’’, AMBAC, 5%, 2034	2,050,000	2,085,486
Southwestern Illinois Development Authority Rev., Solid Waste
Disposal Rev., 5.9%, 2014	1,965,000	1,991,292
Summit County, OH, Port Authority Building (Seville), ‘‘A’’,
5.1%, 2025	620,000	632,822
Summit County, OH, Port Authority Building (Twinsburg Township),
‘‘D’’, 5.125%, 2025	495,000	506,628
Summit County, OH, Port Authority Building (Workforce Policy
Board), ‘‘F’’, 4.875%, 2025	2,810,000	2,833,576
Toledo Lucas County, OH, Port Authority Development Rev.
(Northwest Ohio Bond Fund), ‘‘C’’, 5.125%, 2025	280,000	282,229

		$20,788,438

Multi-Family Housing Revenue - 3.1%

Alexandria, VA, Redevelopment & Housing Finance Authority Rev.
(Buckingham Village), 5.5%, 2029	$3,360,000	$3,396,187
Alexandria, VA, Redevelopment & Housing Finance Authority Rev.
(Jefferson Village Apartments), ‘‘B’’, 9%, 2018	1,790,000	1,789,803
Bay County, FL, Housing Finance Authority, Multi-family Rev.
(Andrews Place II Apartments), FSA, 5%, 2035	635,000	641,439
Bay County, FL, Housing Finance Authority, Multi-family Rev.
(Andrews Place II Apartments), FSA, 5.1%, 2046	1,155,000	1,166,654
Charter Mac Equity Issuer Trust, 6.625%, 2009	8,000,000	8,575,600
Florida Multi-Family Housing Finance Agency Rev. (Center Court
Apartments), 8.5%, 2018	1,435,000	1,445,346
GMAC Municipal Mortgage Trust, ‘‘B-1’’, 5.6%, 2039(a)	4,000,000	4,107,840
GMAC Municipal Mortgage Trust, ‘‘C-1’’, 5.7%, 2040(a)	2,000,000	2,006,920
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments
II), FNMA, 5.25%, 2039	1,430,000	1,456,484
Maplewood, RI, Housing Development Corp. (Terrace Apartments), 6.9%, 2025	3,790,000	3,823,011
Munimae, TE, Bond Subsidiary LLC, 6.875%, 2009	6,000,000	6,439,440
Munimae, TE, Bond Subsidiary LLC, 5.9%, 2015(a)	2,000,000	2,017,360
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049(a)	2,000,000	2,016,360
North Charleston, SC, Housing Authority Rev. (Horizon Village),
‘‘A’’, GNMA, 5.15%, 2048	1,380,000	1,363,578
Seattle, WA, Housing Authority Rev., Capped Fund Program (High
Rise Rehab), ‘‘I’’, FSA, 5%, 2025	2,050,000	2,062,423
Texas Housing & Community Board (Harbors & Plumtree),
10%, 2026(r)	1,640,000	1,593,982

		$43,902,427

22 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Parking - 0.1%

Rail Connections, Inc., MA Rev., 0%, 2009(c)	$375,000	$232,328
Rail Connections, Inc., MA Rev., 0%, 2009(c)	450,000	260,861
Rail Connections, Inc., MA Rev., 0%, 2009(c)	975,000	528,489
Rail Connections, Inc., MA Rev., 0%, 2009(c)	1,235,000	626,960
		$1,648,638

Sales & Excise Tax Revenue - 0.3%

Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street
Redevelopment), 5.2%, 2020	$1,575,000	$1,580,087
Wyandotte County-Kansas City, KS, Sales Tax 2nd Lien Area B,
5%, 2020	2,585,000	2,647,040
		$4,227,127

Single Family Housing - Local - 1.6%

California Rural Home Mortgage Finance Authority Rev., GNMA,
6.55%, 2030	$475,000	$484,187
Chicago, IL, Single Family Mortgage Rev., ‘‘C’’, GNMA,
7.05%, 2030	50,000	49,970
Cook County, IL, Single Family Mortgage Rev., ‘‘A’’, 0%, 2015	170,000	37,640
Corpus Christi, TX, Housing Finance Authority Rev., ‘‘B’’, 0%, 2011	2,925,000	1,720,661
Escambia County, FL, Single Family Housing Rev., GNMA,
6.95%, 2024	360,000	369,605
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015	815,000	288,029
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.625%, 2023	605,000	625,316
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
7.5%, 2026	195,000	199,421
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.75%, 2030	1,895,000	1,979,460
Lee County, FL, Housing Finance Authority Rev., ‘‘A’’, GNMA, 7%, 2031	105,000	106,412
New Castle County, DE, Single Family Mortgage Rev., FGIC, 0%, 2016	25,000	8,594
Pima County, AZ, Industrial Development Authority Rev., ‘‘B-1’’,
GNMA, 7.05%, 2030	450,000	461,106
Pinellas County, FL, Housing Finance Authority Rev., Multi-County
Program, ‘‘B’’, GNMA, 6.2%, 2031	2,205,000	2,254,260
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A’’, FNMA, 5.55%, 2037	2,990,000	3,199,749
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A’’, GNMA, 6.45%, 2029	405,000	418,211
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A’’, GNMA, 5.65%, 2037	2,405,000	2,574,168
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A-1’’, GNMA, 6.875%, 2026	405,000	409,321
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A-1’’, GNMA, 5.75%, 2037	860,000	924,122

	ANNUAL REPORT 23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Single Family Housing - Local - continued

Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A-3’’, GNMA, 6%, 2035	$1,565,000	$1,700,138
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A-4’’, GNMA, 5.85%, 2037	1,630,000	1,765,926
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘A-5’’, GNMA, 5.9%, 2037	640,000	698,797
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
‘‘B-2’’, GNMA, 6.45%, 2033	1,270,000	1,323,645
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
Mortgage Backed Securities Program, ‘‘A-4’’, GNMA, 5.625%, 2036	1,055,000	1,140,413

		$22,739,151

Single Family Housing - State - 1.6%

Colorado Housing & Finance Authority Rev., ‘‘A-1’’, 7.4%, 2027	$75,000	$75,437
Colorado Housing & Finance Authority Rev., ‘‘A-2’’, 7.15%, 2014	31,000	31,096
Colorado Housing & Finance Authority Rev., ‘‘A-2’’, AMBAC,
6.6%, 2028	1,350,000	1,402,191
Colorado Housing & Finance Authority Rev., ‘‘B-2’’, 6.1%, 2023	420,000	437,417
Colorado Housing & Finance Authority Rev., ‘‘B-3’’, 6.55%, 2025	127,000	129,229
Colorado Housing & Finance Authority Rev., ‘‘B-3’’, 6.55%, 2033	425,000	437,274
Colorado Housing & Finance Authority Rev., ‘‘C’’, 6.75%, 2021	190,000	193,249
Colorado Housing & Finance Authority Rev., ‘‘C-2’’, 5.9%, 2023	675,000	703,890
Colorado Housing & Finance Authority Rev., ‘‘C-2’’, FHA, 6.6%, 2032	655,000	679,818
Colorado Housing & Finance Authority Rev., ‘‘C-3’’, 7.15%, 2030	110,000	111,681
Delaware Single Family Housing Authority Rev., ‘‘A-2’’, 6.75%, 2024	485,000	487,571
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
‘‘B-2’’, GNMA, 7.55%, 2031	490,000	508,816
Mississippi Home Corp. Rev., Single Family Rev., ‘‘A’’, GNMA, 6.1%, 2034	3,335,000	3,495,013
Mississippi Home Corp. Rev., Single Family Rev., ‘‘A-2’’, GNMA, 6.5%, 2032	3,015,000	3,134,967
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), 6.35%, 2032	535,000	552,398
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), ‘‘B’’, GNMA, 6.7%, 2030	910,000	946,728
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	145,000	147,820
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	440,000	457,692
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	455,000	465,765
New Hampshire Housing Finance Authority Rev., ‘‘B’’, 5.875%, 2030	420,000	424,494
New Hampshire Housing Finance Authority Rev., ‘‘B’’, 6.3%, 2031	335,000	340,440

24 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Single Family Housing - State - continued

New Mexico Mortgage Finance Authority Rev., ‘‘B-2’’, GNMA,
6.35%, 2033	$735,000	$770,427
North Dakota Housing Finance Agency Rev., Housing Finance, ‘‘A’’,
5%, 2033	1,490,000	1,499,089
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028	315,000	329,270
Texas Affordable Housing Corp., Single Family Mortgage Rev., ‘‘B’’,
5.25%, 2039	2,280,000	2,379,545
Texas Housing & Community Affairs, Residential Mortgage Rev.,
GNMA, 7.1%, 2021	2,500,000	2,640,200

		$22,781,517

Solid Waste Revenue - 1.0%

Delaware County, PA, Industrial Development Authority, Resource
Recovery Facilities Rev. (American Ref-Fuel Co.), ‘‘A’’, 6.2%, 2019	$3,900,000	$4,098,198
Hudson County, NJ, Solid Waste System Rev., 6%, 2019	2,000,000	2,011,620
Massachusetts Industrial Finance Agency, Resource Recovery Rev.
(Ogden Haverhill Associates), 5.5%, 2013	2,475,000	2,506,284
Massachusetts Industrial Finance Agency, Resource Recovery Rev.
(Ogden Haverhill Associates), 5.6%, 2019	5,425,000	5,475,398

		$14,091,500

State & Local Agencies - 4.3%

Alabama Building Renovation Authority, AMBAC, 6%, 2017	$1,805,000	$1,980,284
Alabama Building Renovation Authority, AMBAC, 6%, 2018	1,155,000	1,267,162
Chicago, IL, Public Building Commission Rev., RITES, FGIC,
9.096%, 2017(r)(v)	4,500,000	5,578,470
College Park, GA, Industrial Development Authority Rev. (Civic
Center), AMBAC, 5.75%, 2010(c)	3,000,000	3,339,750
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC,
7.604%, 2018(v)	7,000,000	8,496,460
Essex County, NJ, RITES, FGIC, 7.85%, 2020(r)(v)	6,000,000	7,173,000
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
Rev., ‘‘A’’, FSA, 0% to 2010, 4.55% to 2022	4,085,000	3,353,254
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
Rev., ‘‘A-1’’, AMBAC, 0% to 2010, 4.6% to 2023	1,185,000	973,288
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
Rev., ‘‘B’’, AMBAC, 5%, 2013(c)	11,260,000	12,161,476
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
Rev., Enhanced, ‘‘B’’, 5.375%, 2010(c)	2,500,000	2,693,900
Harris County, TX, 5.8%, 2014	1,318,777	1,361,611
Harris County, TX, 5.625%, 2020	2,410,897	2,413,959
King George County, VA, Industrial Development Authority Lease
Rev., FSA, 5%, 2036	3,800,000	3,929,960
Mississippi Development Bank, Special Obligations, Hinds County
Public Improvements, FSA, 5.25%, 2035	2,080,000	2,192,674
New Jersey Economic Development Authority Rev., School Facilities
Construction, ‘‘O’’, 5.25%, 2025	1,940,000	2,062,239

	ANNUAL REPORT 25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

State & Local Agencies - continued

Northumberland County, PA (Country Careers & Arts Center),
6.65%, 2020	$1,125,000	$1,154,385
Northumberland County, PA (Mountain View Manor), 7%, 2020	1,000,000	1,042,060
Shawnee County, KS (Community Mental Health Center, Inc.),
5.35%, 2009(c)	250,000	265,073

		$61,439,005

Student Loan Revenue - 0.5%

Access to Loans for Learning, California Student Loan Rev.,
7.95%, 2030	$2,700,000	$2,850,255
Arizona Student Loan Acquisition Authority, Student Loan Rev.,
6.15%, 2029	1,500,000	1,588,860
South Dakota Student Loan Rev., Education Loans, Inc., 5.6%, 2020	2,700,000	2,825,685

		$7,264,800

Tax - Other - 0.7%

Black Hawk, CO, Device Tax Rev., 5.625%, 2021	$2,750,000	$2,754,923
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2024	1,000,000	1,046,190
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2029	1,795,000	1,905,195
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2031	800,000	832,688
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2034	1,195,000	1,264,143
Virgin Islands Public Finance Authority Rev., 6%, 2006	500,000	507,480
Virgin Islands Public Finance Authority Rev., ‘‘E’’, 5.875%, 2018	1,500,000	1,588,815

		$9,899,434

Tax Assessment - 4.5%

Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.1%, 2014	$690,000	$712,570
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.6%, 2023	450,000	472,802
Arborwood Community Development District, Florida Capital
Improvement Rev. (Master Infrastructure Projects), ‘‘A’’,
5.35%, 2036	1,870,000	1,867,999
Arborwood Community Development District, Florida Capital
Improvement Rev. (Master Infrastructure Projects), ‘‘B’’, 5.1%, 2014	750,000	748,065
Atlanta, GA, Tax Allocation (Eastside Project), ‘‘B’’, 5.6%, 2030	2,450,000	2,477,710
Broadview, IL, Tax Increment Rev., 5.25%, 2012	4,180,000	4,316,644
Broadview, IL, Tax Increment Rev., 5.375%, 2015	3,400,000	3,501,626
Capital Region Community Development District, FL, Capital
Improvement Rev., ‘‘A-2’’, 6.85%, 2031	710,000	757,314
Capital Region Community Development District, FL, Capital
Improvement Rev., ‘‘B’’, 5.95%, 2006	95,000	95,544

26 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Tax Assessment - continued

Concorde Estates Community Development District, FL, Capital
Improvement Rev., ‘‘B’’, 5%, 2011	$635,000	$637,699
Double Branch Community Development District, FL, 5.6%, 2007	25,000	25,019
Durbin Crossing Community Development District, ‘‘B-1’’,
4.875%, 2010	3,750,000	3,760,050
Fishhawk Community Development District, FL, 5.125%, 2009	2,670,000	2,678,624
Greyhawk Landing Community Development, FL, Special
Assessment Rev., ‘‘B’’, 6.25%, 2009	375,000	381,214
Heritage Harbour South Community, Development District, FL, Rev.,
Capital Improvement, ‘‘B’’, 5.4%, 2008	1,160,000	1,156,392
Hyland Hills Metropolitan Park & Recreation District of Colorado,
6.75%, 2015	2,500,000	2,578,725
Katy, TX, Development Authority Rev., 5.8%, 2011	2,600,000	2,676,466
Katy, TX, Development Authority Rev., ‘‘B’’, 6%, 2018	4,600,000	4,740,484
Killarney, FL, Community Development District, ‘‘B’’, 5.125%, 2009	1,545,000	1,548,584
Lake Elsinore, CA, Public Financing Authority, 7.1%, 2020	2,280,000	2,421,109
Lakes by the Bay South Community Development District, FL,
Special Assessment, ‘‘B’’, 5.3%, 2009	1,685,000	1,690,830
Markham, IL, Tax Increment Rev., 9%, 2012	1,960,000	1,979,345
Middle Village, FL, Community Development District Rev., ‘‘A’’,
5.8%, 2022	900,000	927,729
North Springs Improvement District, FL, Special Assessment Rev.
(Parkland Golf Country Club), ‘‘B-1’’, 5.125%, 2015	1,090,000	1,089,978
North Springs Improvement District, FL, Special Assessment Rev.
(Parkland Golf Country Club), ‘‘B-2’’, 5.125%, 2015	500,000	500,315
Old Palm Community Development District, FL, Special Assessment
(Palm Beach Gardens), ‘‘A’’, 5.9%, 2035	745,000	762,061
Old Palm Community Development District, FL, Special Assessment
(Palm Beach Gardens), ‘‘B’’, 5.375%, 2014	1,110,000	1,126,128
Panther Trace, FL, Community Development District Rev., 5.4%, 2008	95,000	94,776
Panther Trace, FL, Community Development District Rev., ‘‘B’’, 6.5%, 2009	30,000	30,298
Panther Trace, FL, Community Development District Rev., ‘‘B’’, 5%, 2010	2,585,000	2,583,966
Parkway Center, FL, Community Development District Rev., ‘‘B’’,
5.625%, 2014	3,705,000	3,779,693
Paseo, FL, Community Development District, ‘‘B’’, 4.875%, 2010	1,495,000	1,482,397
Preserve At Wilderness Lake, FL, 6.2%, 2008	310,000	312,213
Prince George’s County, MD, Special Obligations (National Harbor
Project), 5.2%, 2034	755,000	757,544
Renaissance Community Development, FL, ‘‘B’’, 6.25%, 2008	715,000	722,801
Reunion East Community Development District, FL, Special
Assessment, 5.9%, 2007	445,000	448,173
Riverside County, CA, Public Financing Authority, Tax Allocation
Rev., XLCA, 5%, 2037	2,000,000	2,052,180

	ANNUAL REPORT 27

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Tax Assessment - continued

Sterling Hill Community Development District, FL, Capital
Improvement Rev., 5.5%, 2010	$ 1,495,000	$1,508,530
Tuscany Reserve Community Development District, FL, ‘‘B’’,
5.25%, 2016	1,555,000	1,573,878
Watergrass Community Development District, FL, Special
Assessment Rev., ‘‘B’’, 4.875%, 2010	2,865,000	2,863,166

		$63,840,641

Tobacco - 5.0%

Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$11,240,000	$11,884,951
California Statewide Financing Authority, Tobacco Settlement,
5.625%, 2029	4,445,000	4,608,220
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, ‘‘A’’,
0%, 2050	8,000,000	501,840
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, ‘‘B’’,
0%, 2055	14,000,000	468,160
District of Columbia, Tobacco Settlement, 6.25%, 2024	3,630,000	3,844,170
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, 7.8%, 2042	3,000,000	3,579,180
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
‘‘A-1’’, 6.75%, 2039	2,050,000	2,306,599
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, ‘‘A-1’’, 6.25%, 2033	6,005,000	6,552,836
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, ‘‘A-1’’, 6.625%, 2040	375,000	417,829
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset
Backed, ‘‘B’’, 5.3%, 2011(c)	5,000,000	5,368,050
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset
Backed, ‘‘B’’, 0%, 2034	4,295,000	3,932,244
Louisiana Tobacco Settlement Authority, 5.5%, 2030	4,915,000	5,120,250
Louisiana Tobacco Settlement Authority, ‘‘B’’, 5.875%, 2039	4,325,000	4,559,285
New Jersey Tobacco Settlement Authority, 5.75%, 2032	7,590,000	7,852,159
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset
Backed, ‘‘C’’, 0%, 2060	33,955,000	581,649
South Carolina Tobacco Settlement Authority, 6.375%, 2028	3,500,000	3,743,285
South Carolina Tobacco Settlement Authority, ‘‘B’’, 6%, 2022	2,500,000	2,630,025
South Carolina Tobacco Settlement Authority, ‘‘B’’, 6.375%, 2030	1,895,000	2,110,443
Washington Tobacco Settlement Authority, 6.5%, 2026	1,075,000	1,172,857

		$71,234,032

Toll Roads - 2.7%

E-470 Public Highway Authority, Colorado Rev., Capital
Appreciation, ‘‘B’’, MBIA, 0%, 2027	$12,305,000	$4,210,648
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Rev.,
‘‘A’’, 7.15%, 2010(c)	5,000,000	5,782,700
New Jersey Turnpike Authority, RITES, MBIA, 6.976%, 2020(r)(v)	5,000,000	5,705,900

28 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Toll Roads - continued

Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2011	$2,700,000	$1,897,749
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2012	2,100,000	1,507,107
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013	7,000,000	4,740,540
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2014	5,100,000	3,247,170
San Joaquin Hills, CA, Toll Road Rev. (Transportation Corridor
Agency), ETM, 0%, 2011(c)	13,400,000	11,100,024

		$38,191,838

Transportation - Special Tax - 0.6%

Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola
Transit Co.), ETM, 11.5%, 2012(c)	$6,000,000	$8,344,020
Texas Department of Transportation, 7%, 2012	134,252	134,825

		$8,478,845

Universities - Colleges - 2.6%

California Educational Facilities Authority Rev. (L.A. College of
Chiropractic), 5.6%, 2017	$2,000,000	$1,953,580
California Educational Facilities Authority Rev. (University of La
Verne), ‘‘A’’, 5%, 2029	2,205,000	2,224,823
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	9,150,000	11,165,105
Illinois Educational Facilities Authority Rev. (Augustana College),
‘‘A’’, 5.625%, 2022	1,300,000	1,384,058
Indiana State Educational Facilities Authority Rev. (Manchester
College), 5.75%, 2018	1,000,000	1,033,740
Islip, NY, Community Development Agency Rev. (New York Institute
of Technology), 7.5%, 2006(c)	6,000,000	6,139,980
New Hampshire Higher Educational & Health Facilities Authority
Rev. (Franklin Pierce Law Center), 5.5%, 2018	1,200,000	1,248,192
New Hampshire Higher Educational & Health Facilities Rev.,
6.3%, 2007(c)	495,000	517,721
New Hampshire Higher Educational & Health Facilities Rev.,
6.3%, 2016	1,195,000	1,232,654
Savannah, GA, Economic Development Authority Rev. (College of
Art & Design, Inc.), 6.5%, 2009(c)	2,000,000	2,218,400
Savannah, GA, Economic Development Authority Rev. (College of
Art & Design, Inc.), ETM, 6.2%, 2009(c)	820,000	858,827
University of Arkansas, University Rev. (UAMS Campus), ‘‘B’’,
MBIA, 5%, 2034	890,000	921,818
University of Colorado Enterprise Systems Rev., Refunding &
Improvement, FGIC, 5%, 2030	1,865,000	1,955,564
West Virginia, Higher Education Facilities Rev., ‘‘B’’, FGIC,
5%, 2034	3,730,000	3,850,852

		$36,705,314

Universities - Dormitories - 0.1%

Illinois Educational Facilities Authority, Educational Advancement
Fund (University Center), 6.625%, 2017	$1,500,000	$1,674,975

	ANNUAL REPORT 29

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Universities - Secondary Schools - 1.4%

California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2023	$1,910,000	$1,944,705
California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2036	3,485,000	3,554,386
Illinois Development Finance Authority, Economic Development Rev.
(Latin School of Chicago), 5.6%, 2008(c)	850,000	894,566
Illinois Development Finance Authority, Economic Development Rev.
(Latin School of Chicago), 5.65%, 2008(c)	1,730,000	1,822,763
Maryland Industrial Development Financing Authority, Economic
Development Authority Rev., (Our Lady of Good Council), ‘‘A’’, 6%, 2035	450,000	466,286
Massachusetts Development Finance Agency Rev. (Williston
Northampton School), 6.5%, 2008(c)	1,400,000	1,535,422
Michigan Municipal Bond Authority Rev. (Detroit Academy of Arts
& Sciences), 8%, 2031	2,700,000	2,890,674
Michigan Municipal Bond Authority Rev. (YMCA Service Learning
Academy), 7.625%, 2021	550,000	586,658
Michigan Municipal Bond Authority Rev. (YMCA Service Learning
Academy), 7.75%, 2031	2,450,000	2,611,553
Pima County, AZ, Industrial Development Authority Education Rev.
(Arizona Charter Schools), ‘‘C’’, 6.4%, 2013	1,065,000	1,111,668
Pima County, AZ, Industrial Development Authority Education Rev.
(Arizona Charter Schools), ‘‘C’’, 6.75%, 2031	3,000,000	3,137,220

		$20,555,901

Utilities - Cogeneration - 1.8%

Alaska Industrial Development & Export Authority, 5.7%, 2012	$970,000	$974,326
Alaska Industrial Development & Export Authority, 5.875%, 2032	1,800,000	1,668,024
Carbon County, PA, Industrial Development Authority Rev. (Panther
Creek Partners), 6.65%, 2010	6,875,000	7,254,500
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025	6,765,000	5,490,677
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020	1,800,000	1,807,938
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Colver), ‘‘G’’, 5.125%, 2015(r)	1,050,000	1,036,529
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Northampton Generating), 6.5%, 2013	2,300,000	2,287,649
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Northampton Generating), 6.6%, 2019	5,000,000	4,969,500

		$25,489,143

Utilities - Investor Owned - 4.2%

Brazos River Authority, TX, Pollution Control Rev. (Texas Utility
Co.), ‘‘B’’, 6.3%, 2032	$685,000	$732,039
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility
Co.), ‘‘C’’, 6.75%, 2038	2,505,000	2,753,195

30 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Utilities - Investor Owned - continued

Calcasieu Parish, LA, Industrial Development Board, Pollution
Control Rev. (Entergy Gulf States, Inc.), 5.45%, 2010	$4,800,000	$4,821,696
Clark County, NV, Industrial Development Authority Rev. (Nevada
Power Co.), FGIC, 6.7%, 2022	4,000,000	4,153,840
Clark County, NV, Industrial Development Rev., (Southwest Gas
Corp.), ‘‘A’’, AMBAC, 4.85%, 2035	3,215,000	3,189,794
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), ‘‘C’’, 5.8%, 2022	1,390,000	1,406,291
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), ‘‘A’’, 5.8%, 2022	4,500,000	4,552,740
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), ‘‘A’’, 6.3%, 2016	3,240,000	3,387,355
Farmington, NM, Pollution Control Rev. (Tucson Electric),
6.95%, 2020	3,000,000	3,125,610
Forsyth, MT, Pollution Control Rev. (Portland General), 5.2%, 2033	770,000	797,759
Forsyth, MT, Pollution Control Rev. (Puget Sound Energy), ‘‘A’’,
AMBAC, 5%, 2031	3,165,000	3,286,283
Matagorda County, TX, Pollution Control Rev. (Reliant Energy),
5.95%, 2030	3,095,000	3,177,265
Mecklenburg County, VA, Industrial Development Authority Rev.
(UAE Mecklenburg LP), 6.5%, 2017	2,800,000	3,093,328
New Hampshire Industrial Development Authority, Pollution Control
Rev. (CT Light & Power), 5.9%, 2018	1,000,000	1,060,220
Pima County, AZ, Industrial Development Authority Rev. (Tucson
Electric Power Co.), ‘‘A’’, 6.1%, 2025	2,000,000	2,000,380
Pittsylvania County, VA, Industrial Development Authority Rev.
(Multi-trade of Pittsylvania), 7.55%, 2019	10,000,000	10,250,000
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States
Utilities Co.), 6.7%, 2013	1,000,000	1,007,630
Port Morrow, OR, Pollution Control Rev. (Portland General Electric),
5.2%, 2033	1,900,000	1,975,658
Trinity River Authority, TX, Pollution Control Rev. (TXU Electric Co.),
6.25%, 2028	1,500,000	1,623,180
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf
States), 6.6%, 2028	3,335,000	3,361,713

		$59,755,976

Utilities - Municipal Owned - 0.5%

Corpus Christi, TX, Utility Systems Rev., AMBAC, 5%, 2025	$2,600,000	$2,717,442
North Carolina Municipal Power Agency, Catawba Electric Rev.,
6.375%, 2013	2,750,000	3,025,578
San Antonio, TX, Electric & Gas, ‘‘A’’, 5%, 2025	1,505,000	1,578,309
Southern California Public Power Authority (Transmission Project
Rev.), RIBS, 8.167%, 2012(v)	150,000	150,462

		$7,471,791

	ANNUAL REPORT 31

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Municipal Bonds - continued

Water & Sewer Utility Revenue - 3.5%

Alabama Drinking Water Finance Authority, ‘‘A’’, AMBAC,
4%, 2028	$5,000,000	$4,500,600
Everett, WA, Water & Sewer Rev., MBIA, 5%, 2027	835,000	874,579
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010(c)	1,000,000	1,115,050
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010(c)	1,010,000	1,126,201
Louisville & Jefferson, KY, District Sewer & Drain System, ‘‘A’’,
FGIC, 5.25%, 2037	2,635,000	2,822,428
Massachusetts Water Resources Authority, RITES, FGIC,
9.102%, 2019(r)(v)	765,000	1,080,302
Michigan Municipal Bond Authority Rev., RITES,
7.203%, 2009(r)(c)(v)	7,585,000	8,811,798
Mississippi Development Bank Special Obligations, Grenada, MS,
Water & Sewer Systems Project, ‘‘N’’, FSA, 5%, 2030	2,155,000	2,238,011
Narragansett, RI, Bay Commission, ‘‘A’’, MBIA, 5%, 2027	2,450,000	2,565,028
New York City, NY, Municipal Water & Sewer Finance Authority,
Water & Sewer Systems Rev., ‘‘D’’, 5%, 2038	2,240,000	2,310,874
New York City, NY, Municipal Water Finance Authority Rev., ‘‘B’’,
5.75%, 2007(c)	8,590,000	8,966,070
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi
Project), FSA, 5%, 2027	2,000,000	2,084,060
Phoenix, AZ, FGIC, 6.25%, 2010(c)	1,000,000	1,123,100
State of Virginia, Clean Water Rev., 5.75%, 2010(c)	2,500,000	2,744,375
Upland, CA, Public Financing Authority Rev., Water Systems
Improvement, AMBAC, 5%, 2033	2,585,000	2,662,757
Westmoreland County, PA, Municipal Authority Services Rev., FSA,
5.25%, 2025	1,600,000	1,734,768
Westmoreland County, PA, Municipal Authority Services Rev., FSA,
5.25%, 2026	2,075,000	2,244,673

		$49,004,674

Total Municipal Bonds (Identified Cost, $1,326,597,239)		$1,380,833,462

Floating Rate Demand Notes - 1.7%

Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), ‘‘A’’, 3.05%, due 2/02/06	$130,000	$130,000
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), ‘‘D’’, 3.05%, due 2/02/06	200,000	200,000
Bell County, TX, Health Facilities Development Corp. Rev. (Scott &
White Memorial Hospital), 3.07%, due 2/01/06	100,000	100,000
Burke County, GA, Development Authority Pollution Control Rev.
(Oglethorpe Power Corp.), ‘‘A’’, 3.02%, due 2/01/06	350,000	350,000
Chicago, IL, Midway Airport Rev., Second Lien, ‘‘B’’, 3.12%,
due 2/01/06	375,000	375,000
Illinois Development Finance Authority Rev. (Jewish Federation of
Metropolitan Chicago), 3.07%, due 2/01/06	350,000	350,000
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.),
3.07%, due 2/01/06	1,100,000	1,100,000

32 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Floating Rate Demand Notes - continued

Jefferson County, AL, Sewer Rev., Capital Improvement Warrants,
‘‘A’’, 3.02%, due 2/02/06	$ 2,800,000	$2,800,000
Jefferson County, AL, Sewer Rev., Warrants, ‘‘B-4’’, 3.02%,
due 2/02/06	1,750,000	1,750,000
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital
Loan Program), 3.1%, due 2/01/06	200,000	200,000
Sevier County, TN, Public Building Authority, 3.04%, due 2/02/06	50,000	50,000
Sevier County, TN, Public Building Authority, ‘‘B-6’’, 3.07%,
due 2/01/06	100,000	100,000
State of California, Department of Water Resources, Power Supply
Rev., ‘‘C-2’’, 2.97%, due 2/02/06	10,700,000	10,700,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.),
3%, due 2/01/06	4,300,000	4,300,000
Uinta County, WY, Pollution Control Rev. (Chevron, Inc.), 3.07%,
due 2/01/06	1,000,000	1,000,000

Total Floating Rate Demand Notes, at Identified Cost		$23,505,000

Total Investments (Identified Cost, $1,350,102,239) (k)		$1,404,338,462

Other Assets, Less Liabilities - 1.2%		17,272,552

Net Assets - 100.0%		$1,421,611,014

Swap Agreements
Interest Rate Swaps
		Notional
		Principal		Cash Flows	Unrealized
		Amount of	Cash Flows Paid	Received	Appreciation
Expiration	Currency	Contract	by the Fund	by the Fund	(Depreciation)
12/01/2007	USD	$22,000,000	Fixed - 3 Year	Floating - 7 day	$270,890
			BMA Swap Index	BMA Swap Index
			(2.795%)
7/13/2016	USD	13,000,000	Fixed - 10 Year	Floating - 7 Day	90,726
			BMA Swap Index	BMA Swap Index
			(3.742%)
5/16/2018	USD	25,000,000	Fixed - 12 Year	Floating - 7 Day	111,721
			BMA Swap Index	BMA Swap Index
			(3.838%)

					$473,337

At January 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.
(q)	Interest received was less than stated coupon rate.
(a)	SEC Rule 144A restriction.
(k)	As of January 31, 2006, the fund had three securities representing $43,664,312 and 3.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(d)	Non-income producing security - in default.
(c)	Refunded bond.
(v)	Inverse floating rate security.
(r)	Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.
The fund holds the following restricted securities:

ANNUAL REPORT 33

Portfolio of Investments – continued
Restricted Securities – continued
			Current
	Acquisition	Acquisition	Market	Total % of
Security	Date	Cost	Value	Net Assets
Arizona Health Facilities Authority
Rev. (The Terraces Project), 7.75%,
2033	10/17/2003	$2,210,535	$2,482,538
Bridgeport, CT, Senior Living Facility
Rev. (3030 Park Retirement
Community), 7.25%, 2035	3/24/2005	2,980,000	2,542,745
California Statewide Communities
Development Authority (Prides
Industries), 7.125%, 2009	11/23/1999	1,565,000	1,739,482
Contra Costa County, CA, Residential
Rental Facilities Rev. (Cypress
Meadows), 7%, 2028	9/21/1998	354,958	106,487
Chicago, IL, Board of Education,
RITES, FGIC, 6.68%, 2020	2/09/2000	6,211,881	9,896,676
Chicago, IL, Public Building
Commission Rev., RITES, FGIC,
9.096%, 2017	3/10/1999	4,815,180	5,578,470
Chicago, IL, O’Hare International
Airport Rev., ‘‘A’’, RITES, FSA,
7.634%, 2022	8/21/2003	6,664,625	7,454,128
Denver, CO, City & County Airport
Rev., RITES, AMBAC, 8.67%, 2017	8/28/2000	2,683,700	2,969,800
Essex County, NJ, RITES, FGIC,
7.85%, 2020	3/20/2000	5,968,080	7,173,000
Gallery Certificate Trust, PA, Parking
Rev., FSA, 4.5%, 2013	12/17/2003	2,502,185	2,494,000
Houston, TX, Independent School
District, RITES, PSF, 6.691%, 2017	2/26/1999	5,249,100	5,540,600
Los Angeles, CA, RITES, FGIC,
6.703%, 2015	7/21/1999	5,563,924	6,527,264
Madison County, FL, Rev. (Twin Oaks
Project), ‘‘A’’, 6%, 2025	7/13/2005	1,656,102	1,657,888
Massachusetts Water Resources
Authority, RITES, FGIC, 9.102%, 2019	3/16/2000	904,781	1,080,302
Michigan Municipal Bond Authority
Rev., RITES, 7.203%, 2009	2/23/2000	6,633,841	8,811,798
New Jersey Economic Development
Authority, Economic Development Rev.
(Holt Hauling & Warehousing),
8.4%, 2015	1/30/1997	4,197,120	3,640,000

34 ANNUAL REPORT

Portfolio of Investments – continued
Restricted Securities – continued
			Current
	Acquisition	Acquisition	Market	Total % of
Security	Date	Cost	Value	Net Assets
New Jersey Economic Development
Authority, Economic Development Rev.
(Holt Hauling & Warehousing),
8.6%, 2017	1/30/1997	$8,415,520	$7,280,000
New Jersey Turnpike Authority, RITES,
MBIA, 6.976%, 2020	4/19/2000	4,637,900	5,705,900
Pennsylvania Economic Development
Financing Authority Rev., Resources
Recovery Rev. (Colver), ‘‘G’’,
5.125%, 2015	7/15/2005	1,050,000	1,036,529
Philadelphia, PA, Industrial
Development Authority Rev., 6.125%,
2019	3/29/1999	1,239,651	935,800
State of Florida, Board of Education,
RITES, FGIC, 6.726%, 2012	2/25/2002	1,756,860	1,770,630
State of Florida, Board of Education,
RITES, FGIC, 6.726%, 2013	2/25/2002	5,791,400	5,972,900
State of Florida, Department of
Transportation, RITES, 6.203%, 2017	4/09/1999	2,332,844	2,562,292
State of Massachusetts, ROLS,
7.609%, 2011	8/28/2001	2,226,440	2,345,960
Texas Housing & Community Board
(Harbors & Plumtree), 10%, 2026	10/31/1996	1,640,000	1,593,982

Total Restricted Securities			$98,899,171	7.0%

The following abbreviations are used in the Portfolio of Investments and are defined:
BMA	Bond Market Assn.
COP	Certificate of Participation.
ETM	Escrowed to Maturity.
Insurers:		Inverse Floaters:
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
CIFG	CDS IXIS Financial Guaranty	RITES	Residual Interest Tax-Exempt Security
FGIC	Financial Guaranty Insurance Co.	ROLS	Residual Option Longs
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
XLCA	XL Capital Insurance Co.
See Notes to Financial Statements

ANNUAL REPORT 35

FINANCIAL STATEMENTS | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 1/31/06
Assets

Investments, at value (identified cost, $1,350,102,239)	$1,404,338,462
Cash	484,680
Receivable for investments sold	6,852,889
Receivable for fund shares sold	7,326,505
Interest receivable	18,802,189
Unrealized appreciation on interest rate swap agreements	575,820
Other assets	8,794

Total assets		$1,438,389,339

Liabilities

Distributions payable	$3,105,500
Payable for investments purchased	8,118,898
Payable for fund shares reacquired	5,149,504
Unrealized depreciation on interest rate swap agreements	102,483
Payable to affiliates
Management fee	19,466
Shareholder servicing costs	120,748
Distribution and service fees	21,462
Administrative services fee	456
Payable for independent trustees’ compensation	56,029
Accrued expenses and other liabilities	83,779

Total liabilities		$16,778,325

Net assets		$1,421,611,014

Net assets consist of:

Paid-in capital	$1,433,105,284
Unrealized appreciation (depreciation) on investments	54,709,560
Accumulated net realized gain (loss) on investments	(68,167,457)
Undistributed net investment income	1,963,627

Net assets		$1,421,611,014

Shares of beneficial interest outstanding		169,073,681

36 ANNUAL REPORT

Statement of Assets and Liabilities – continued
Class A shares

Net assets	$1,080,804,793
Shares outstanding	128,571,230

Net asset value per share		$8.41

Offering price per share (100÷95.25×$8.41)		$8.83

Class B shares

Net assets	$220,854,153
Shares outstanding	26,249,695

Net asset value and offering price per share		$8.41

Class C shares

Net assets	$119,952,068
Shares outstanding	14,252,756

Net asset value and offering price per share		$8.42

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.
See Notes to Financial Statements

		ANNUAL REPORT 37

FINANCIAL STATEMENTS | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 1/31/06
Net investment income

Interest income		$85,173,999

Expenses
Management fee	$8,277,407
Distribution and service fees	2,931,724
Shareholder servicing costs	2,053,007
Administrative services fee	167,174
Independent trustees’ compensation	33,302
Custodian fee	374,570
Shareholder communications	96,399
Auditing fees	63,816
Legal fees	44,619
Miscellaneous	120,171

Total expenses		$14,162,189

Fees paid indirectly	(78,485)
Reduction of expenses by investment adviser	(1,392,179)

Net expenses		$12,691,525

Net investment income		$72,482,474

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)
Investment transactions	$(4,687,009)
Swap transactions	995,024

Net realized gain (loss) on investments		$(3,691,985)

Change in unrealized appreciation (depreciation)
Investments	$4,611,212
Swap transactions	549,694

Net unrealized gain (loss) on investments		$5,160,906

Net realized and unrealized gain (loss) on investments		$1,468,921

Change in net assets from operations		$73,951,395

See Notes to Financial Statements

38 ANNUAL REPORT

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Years ended 1/31	2006	2005
Change in net assets

From operations

Net investment income	$72,482,474	$75,161,910
Net realized gain (loss) on investments	(3,691,985)	(8,690,832)
Net unrealized gain (loss) on investments	5,160,906	22,889,576

Change in net assets from operations	$73,951,395	$89,360,654

Distributions declared to shareholders

From net investment income
Class A	$(55,605,183)	$(53,974,581)
Class B	(11,731,680)	(14,879,834)
Class C	(4,423,031)	(3,631,704)

Total distributions declared to shareholders	$(71,759,894)	$(72,486,119)

Change in net assets from fund share transactions	$72,920,977	$(89,758,493)

Redemption fees	$8,158	$6,610

Total change in net assets	$75,120,636	$(72,877,348)

Net assets

At beginning of period	1,346,490,378	1,419,367,726
At end of period (including undistributed net investment
income of $1,963,627 and accumulated distributions in
excess of net investment income of $115,523)	$1,421,611,014	$1,346,490,378

See Notes to Financial Statements

		ANNUAL REPORT 39

FINANCIAL STATEMENTS | Financial Highlights
The financial highlights table is intended to help you understand the trust’s financial performance for the past
5 years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust share class
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the trust’s independent registered public accounting firm, whose report, together with the trust’s financial statements, are included in this report.
Class A
	Years ended 1/31

	2006	2005	2004	2003	2002
Net asset value, beginning of period	$8.39	$8.28	$8.12	$8.23	$8.24

Income (loss) from
investment operations

Net investment income (d)	$0.46	$0.48	$0.47	$0.48	$0.51
Net realized and unrealized gain
(loss) on investments	0.02	0.09	0.17	(0.09)	(0.02)

Total from investment operations	$0.48	$0.57	$0.64	$0.39	$0.49

Less distributions declared
to shareholders

From net investment income	$(0.46)	$(0.46)	$(0.48)	$(0.50)	$(0.50)

Redemption fees added to paid-in
capital (d)	$0.00(w)	$0.00(w)	$—	$—	$—

Net asset value, end of period	$8.41	$8.39	$8.28	$8.12	$8.23

Total return (%)(t)(s)(r)	5.81	7.16	7.98	4.96	6.13

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	0.82	0.80	0.81	0.84	0.83
Expenses after expense reductions (f)	0.72	0.71	0.79	0.79	0.76
Net investment income	5.47	5.82	5.80	5.88	6.11
Portfolio turnover	20	13	9	20	17
Net assets at end of period
(000 Omitted)	$1,080,805	$977,416	$1,003,328	$1,050,204	$1,037,925

See Notes to Financial Statements

40 ANNUAL REPORT

Financial Highlights – continued
Class B
		Years ended 1/31

	2006	2005	2004	2003	2002
Net asset value, beginning of period	$8.40	$8.28	$8.13	$8.24	$8.25

Income (loss) from
investment operations

Net investment income (d)	$0.40	$0.42	$0.41	$0.42	$0.44
Net realized and unrealized gain
(loss) on investments	0.00(w)	0.10	0.16	(0.10)	(0.01)

Total from investment operations	$0.40	$0.52	$0.57	$0.32	$0.43

Less distributions declared
to shareholders

From net investment income	$(0.39)	$(0.40)	$(0.42)	$(0.43)	$(0.44)

Redemption fees added to paid-in
capital (d)	$0.00(w)	$0.00(w)	$—	$—	$—

Net asset value, end of period	$8.41	$8.40	$8.28	$8.13	$8.24

Total return (%)(t)(s)(r)	4.88	6.47	7.15	4.01	5.28

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.58	1.57	1.59	1.63	1.63
Expenses after expense reductions (f)	1.48	1.48	1.57	1.58	1.56
Net investment income	4.73	5.05	5.02	5.09	5.29
Portfolio turnover	20	13	9	20	17
Net assets at end of period
(000 Omitted)	$220,854	$283,360	$337,065	$355,602	$382,280

See Notes to Financial Statements

				ANNUAL REPORT 41

Financial Highlights – continued
Class C
		Years ended 1/31

	2006	2005	2004	2003	2002
Net asset value, beginning of period	$8.40	$8.29	$8.13	$8.24	$8.25

Income (loss) from
investment operations

Net investment income (d)	$0.37	$0.39	$0.39	$0.40	$0.43
Net realized and unrealized gain
(loss) on investments	0.02	0.10	0.17	(0.10)	(0.02)

Total from investment operations	$0.39	$0.49	$0.56	$0.30	$0.41

Less distributions declared
to shareholders

From net investment income	$(0.37)	$(0.38)	$(0.40)	$(0.41)	$(0.42)

Redemption fees added to paid-in capital (d)	$0.00(w)	$0.00(w)	$—	$—	$—

Net asset value, end of period	$8.42	$8.40	$8.29	$8.13	$8.24

Total return (%)(t)(s)(r)	4.76	6.10	6.91	3.92	5.07

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.82	1.80	1.81	1.84	1.83
Expenses after expense reductions (f)	1.72	1.71	1.79	1.79	1.76
Net investment income	4.44	4.80	4.78	4.86	5.07
Portfolio turnover	20	13	9	20	17
Net assets at end of period
(000 Omitted)	$119,952	$85,715	$78,975	$71,519	$59,799

(r)	Certain expenses have been reduced without which performance would have been lower.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(d)	Per share data are based on average shares outstanding.
(t)	Total returns do not include any applicable sales charges.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.
See Notes to Financial Statements

42 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Municipal High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Swaps are generally valued on the basis of quotations from brokers and dealers. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivative instruments include swap agreements.

ANNUAL REPORT 43

Notes to Financial Statements – continued

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

Interest Rate Swap Agreements – Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, such as the exchange of fixed rate interest payments for floating rate interest payments, which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and recorded as an unrealized gain or loss, and any payments received or made are recorded as realized gains or losses, in the Statement of Operations. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund charges a 1% redemption fee on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund’s prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees

44 ANNUAL REPORT

Notes to Financial Statements – continued

are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended January 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share.

Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities and defaulted bonds.

The tax character of distributions declared to shareholders is as follows:

	1/31/06	1/31/05
Ordinary income (including any
short-term capital gains)	$273,910	$829,813
Tax-exempt income	71,485,984	71,656,306

Total distributions	$71,759,894	$72,486,119

ANNUAL REPORT 45

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of January 31, 2006
Cost of investments	$1,348,983,548

Gross appreciation	$82,024,809
Gross depreciation	(26,669,895)

Net unrealized appreciation (depreciation)	$55,354,914
Undistributed ordinary income	$301,170
Undistributed tax-exempt income	8,406,920
Capital loss carryforwards	(69,273,707)
Other temporary differences	(6,283,567)

As of January 31, 2006, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

January	31,	2007	$(6,121,853)
January	31,	2008	(1,353,678)
January	31,	2009	(10,935,605)
January	31,	2010	(2,971,573)
January	31,	2011	(18,364,839)
January	31,	2012	(15,537,212)
January	31,	2013	(3,190,630)
January	31,	2014	(10,798,317)

Total			$(69,273,707)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.60%
Average daily net assets in excess of $1.4 billion	0.57%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.50% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended January 31, 2006, this waiver amounted to $1,385,471 and is reflected as a reduction of total expenses in the Statement of Operations.

46 ANNUAL REPORT

Notes to Financial Statements – continued

The management fee incurred for the year ended January 31, 2006 was equivalent to an annual effective rate of 0.50% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $459,969 for the year ended January 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund. The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class B	0.75%	0.25%	1.00%	0.77%	$1,927,554
Class C	0.75%	0.25%	1.00%	1.00%	1,004,170

Total Distribution and Service Fees					$2,931,724

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended
January 31, 2006 based on each class’ average daily net assets. Except in the case of the 0.25% annual
Class B service fee paid by the fund upon the sale of Class B shares in the first year, payment of the Class
B service fee will not be implemented until such date as the fund’s Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2006, were as follows:

Amount
Class A	$63,282
Class B	$333,221
Class C	$14,471

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the year ended January 31, 2006, the fee was $1,460,358, which equated to 0.1060% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended January 31, 2006, these costs amounted to $499,169.

ANNUAL REPORT 47

Notes to Financial Statements – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund’s annual fixed amount is $10,000. The administrative services fee incurred for the year ended January 31, 2006 was equivalent to an annual effective rate of 0.0121% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $7,981. This amount is included in Independent trustees’ compensation for the year ended January 31, 2006. The deferred liability for retirement benefits payable to retired Trustees amounted to $53,239 at January 31, 2006, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended January 31, 2006, the fee paid to Tarantino LLC was $7,591. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $6,708, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $320,933,998 and $265,000,315, respectively.

48 ANNUAL REPORT

Notes to Financial Statements – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 1/31/06		Year ended 1/31/05
Class A shares	Shares	Amount	Shares	Amount
Shares sold	26,541,560	$223,301,024	14,994,428	$123,833,368
Shares issued to shareholders in
reinvestment of distributions	3,206,817	26,966,277	3,385,200	27,878,249
Shares reacquired	(17,665,426)	(148,419,854)	(23,130,281)	(190,008,514)

Net change	12,082,951	$101,847,447	(4,750,653)	$(38,296,897)
Class B shares
Shares sold	2,188,616	$18,426,446	2,085,133	$17,200,031
Shares issued to shareholders in
reinvestment of distributions	545,639	4,592,022	778,701	6,417,631
Shares reacquired	(10,224,466)	(86,098,379)	(9,814,364)	(80,771,810)

Net change	(7,490,211)	$(63,079,911)	(6,950,530)	$(57,154,148)
Class C shares
Shares sold	5,397,216	$45,484,475	2,512,149	$20,799,666
Shares issued to shareholders in
reinvestment of distributions	253,396	2,133,722	222,096	1,831,569
Shares reacquired	(1,600,899)	(13,464,756)	(2,062,006)	(16,938,683)

Net change	4,049,713	$34,153,441	672,239	$5,692,552

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended January 31, 2006 was $8,931, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended January 31, 2006.

(7) Concentration of Credit Risk

At January 31, 2006, 20.0% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 5.6% of total investments.

ANNUAL REPORT 49

Notes to Financial Statements – continued

(8) Loss Contingency

On February 23, 2003, the Special Care Facilities Financing Authority of the City of Daphne, Alabama received notification that the Internal Revenue Service (IRS) had commenced an audit of two bonds held in the fund’s portfolio, Daphne, Alabama, Special Care Facilities Authority 1st Mortgage Presbyterian, 0%, 2008 and Daphne, Alabama, Special Care Facilities Authority 2nd Mortgage Presbyterian, 0%, 2008 (the ‘‘Daphne Bonds’’). The IRS has asserted that the Daphne Bonds fail to satisfy certain provisions of the Internal Revenue Code, and as a result, interest on the bonds is not excludable from gross income for federal tax purposes. If the IRS issues final determination of taxability, the fund may incur a tax liability for failure to correctly report taxable income on Form 1099-DIV for the last 3 open tax years. An estimate of such tax liability cannot be made at this time.

50 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Municipal High Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Municipal High Income Fund (the Fund), including the portfolio of investments, as of January 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal High Income Fund at January 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 10, 2006

ANNUAL REPORT 51

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of March 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Principal Occupations During
	Position(s) Held	Trustee/Officer	the Past Five Years &
Name, Date of Birth	with Fund	Since(1)	Other Directorships(2)

INTERESTED TRUSTEES
Robert J. Manning(3)	Trustee	February 2004	Massachusetts Financial Services
(born 10/20/63)			Company, Chief Executive
Officer, President, Chief
Investment Officer and Director
Robert C. Pozen(3)	Trustee	February 2004	Massachusetts Financial Services
(born 08/08/46)			Company, Chairman (since
February 2004); Secretary of
Economic Affairs, The
Commonwealth of Massachusetts
(January 2002 to December 2002);
Fidelity Investments, Vice
Chairman (June 2000 to
December 2001); Fidelity
Management & Research
Company (investment adviser),
President (March 1997 to July
2001); Bell Canada Enterprises
(telecommunications), Director;
Medtronic, Inc. (medical
technology), Director; Telesat
(satellite communications),
Director
INDEPENDENT TRUSTEES
J. Atwood Ives	Trustee and	February 1992	Private investor; Eastern
(born 05/01/36)	Chair of		Enterprises (diversified services
	Trustees		company), Chairman, Trustee and
Chief Executive Officer (until
November 2000)
Robert E. Butler(4)	Trustee	January 2006	Consultant – regulatory and
(born 11/29/41)			compliance matters (since July
2002); PricewaterhouseCoopers
LLP (professional services firm),
Partner (November 2000 until
June 2002)
Lawrence H. Cohn, M.D.	Trustee	August 1993	Brigham and Women’s Hospital,
(born 03/11/37)			Senior Cardiac Surgeon, Chief of
Cardiac Surgery (until 2005);
Harvard Medical School, Professor
of Surgery; Brigham and Women’s
Hospital Physicians’ Organization,
Chair (2000 to 2004)

52 ANNUAL REPORT

Principal Occupations During
	Position(s) Held	Trustee/Officer	the Past Five Years &
Name, Date of Birth	with Fund	Since(1)	Other Directorships(2)

David H. Gunning	Trustee	January 2004	Cleveland-Cliffs Inc. (mining
(born 05/30/42)			products and service provider),
Vice Chairman/Director (since
April 2001); Encinitos Ventures
(private investment company),
Principal (1997 to April 2001);
Lincoln Electric Holdings, Inc.
(welding equipment
manufacturer), Director
William R. Gutow	Trustee	December 1993	Private investor and real estate
(born 09/27/41)			consultant; Capitol Entertainment
Management Company (video
franchise), Vice Chairman
Michael Hegarty	Trustee	December 2004	Retired; AXA Financial (financial
(born 12/21/44)			services and insurance), Vice
Chairman and Chief Operating
Officer (until May 2001); The
Equitable Life Assurance Society
(insurance), President and Chief
Operating Officer (until May 2001)
Lawrence T. Perera	Trustee	July 1981	Hemenway & Barnes (attorneys),
(born 06/23/35)			Partner
J. Dale Sherratt	Trustee	August 1993	Insight Resources, Inc.
(born 09/23/38)			(acquisition planning specialists),
President; Wellfleet Investments
(investor in health care
companies), Managing General
Partner (since 1993); Cambridge
Nutraceuticals (professional
nutritional products), Chief
Executive Officer (until May 2001)
Laurie J. Thomsen	Trustee	March 2005	Private investor; Prism Venture
(born 08/05/57)			Partners (venture capital), Co-
founder and General Partner
(until June 2004); St. Paul
Travelers Companies (commercial
property liability insurance),
Director
Robert W. Uek	Trustee	January 2006	Retired (since 1999);
(born 05/18/41)			PricewaterhouseCoopers LLP
(professional services firm),
Partner (until 1999); Consultant
to investment company industry
(since 2000); TT International
Funds (mutual fund complex),
Trustee (2000 until 2005);
Hillview Investment Trust II
Funds (mutual fund complex),
Trustee (2000 until 2005)

ANNUAL REPORT 53

Principal Occupations During
	Position(s) Held	Trustee/Officer	the Past Five Years &
Name, Date of Birth	with Fund	Since(1)	Other Directorships(2)

OFFICERS
Maria F. Dwyer(3)	President	November 2005	Massachusetts Financial Services
(born 12/01/58)			Company, Executive Vice
President and Chief Regulatory
Officer (since March 2004);
Fidelity Management & Research
Company, Vice President (prior
to March 2004); Fidelity Group of
Funds, President and Treasurer
(prior to March 2004)
Tracy Atkinson(3)	Treasurer	September 2005	Massachusetts Financial Services
(born 12/30/64)			Company, Senior Vice President
(since September 2004);
PricewaterhouseCoopers LLP,
Partner (prior to September 2004)
Christopher R. Bohane(3)	Assistant	July 2005	Massachusetts Financial Services
(born 1/18/74)	Secretary and		Company, Vice President and
	Assistant		Senior Counsel (since April
	Clerk		2003); Kirkpatrick & Lockhart
LLP (law firm), Associate (prior
to April 2003); Nvest Services
Company, Assistant Vice
President and Associate Counsel
(prior to January 2001)
Ethan D. Corey(3)	Assistant	July 2005	Massachusetts Financial Services
(born 11/21/63)	Secretary and		Company, Special Counsel (since
	Assistant		December 2004); Dechert LLP
	Clerk		(law firm), Counsel (prior to
December 2004)
David L. DiLorenzo(3)	Assistant	July 2005	Massachusetts Financial Services
(born 8/10/68)	Treasurer		Company, Vice President (since
June 2005); JP Morgan Investor
Services, Vice President (January
2001 to June 2005); State Street
Bank, Vice President and
Corporate Audit Manager (prior
to January 2001)
Timothy M. Fagan(3)	Assistant	September 2005	Massachusetts Financial Services
(born 7/10/68)	Secretary and		Company, Vice President and
	Assistant		Senior Counsel (since September
	Clerk		2005); John Hancock Advisers,
LLC, Vice President and Chief
Compliance Officer (September
2004 to August 2005), Senior
Attorney (prior to September
2004); John Hancock Group of
Funds, Vice President and Chief
Compliance Officer (September
2004 to December 2004)

54 ANNUAL REPORT

Principal Occupations During
	Position(s) Held	Trustee/Officer	the Past Five Years &
Name, Date of Birth	with Fund	Since(1)	Other Directorships(2)

Mark D. Fischer(3)	Assistant	July 2005	Massachusetts Financial Services
(born 10/27/70)	Treasurer		Company, Vice President (since
May 2005); JP Morgan Investment
Management Company, Vice
President (prior to May 2005)
Brian T. Hourihan(3)	Assistant	September 2004	Massachusetts Financial Services
(born 11/11/64)	Secretary and		Company, Vice President, Senior
	Assistant		Counsel and Assistant Secretary
	Clerk		(since June 2004); Affiliated
Managers Group, Inc., Chief Legal
Officer/Centralized Compliance
Program (January to April 2004);
Fidelity Research & Management
Company, Assistant General
Counsel (prior to January 2004)
Ellen Moynihan(3)	Assistant	April 1997	Massachusetts Financial Services
(born 11/13/57)	Treasurer		Company, Senior Vice President
Susan S. Newton(3)	Assistant	May 2005	Massachusetts Financial Services
(born 03/07/50)	Secretary and		Company, Senior Vice President
	Assistant		and Associate General Counsel
	Clerk		(since April 2005); John Hancock
Advisers, LLC, Senior Vice
President, Secretary and Chief
Legal Officer (prior to April
2005); John Hancock Group of
Funds, Senior Vice President,
Secretary and Chief Legal Officer
(prior to April 2005)
Susan A. Pereira(3)	Assistant	July 2005	Massachusetts Financial Services
(born 11/05/70)	Secretary and		Company, Vice President and
	Assistant		Senior Counsel (since June 2004);
	Clerk		Bingham McCutchen LLP (law
firm), Associate (January 2001 to
June 2004); Preti, Flaherty,
Beliveau, Pachios & Haley, LLC,
Associate (prior to January 2001)
Mark N. Polebaum(3)	Secretary and	January 2006	Massachusetts Financial Services
(born 05/01/52)	Clerk		Company, Executive Vice
President, General Counsel and
Secretary (since January 2006);
Wilmer Cutler Pickering Hale
and Dorr LLP (law firm), Partner
(prior to January 2006)

ANNUAL REPORT 55

Principal Occupations During
	Position(s) Held	Trustee/Officer	the Past Five Years &
Name, Date of Birth	with Fund	Since(1)	Other Directorships(2)

Frank L. Tarantino	Independent	June 2004	Tarantino LLC (provider of
(born 03/07/44)	Chief		compliance services), Principal
	Compliance		(since June 2004); CRA Business
	Officer		Strategies Group (consulting
services), Executive Vice
President (April 2003 to June
2004); David L. Babson & Co.
(investment adviser), Managing
Director, Chief Administrative
Officer and Director (February
1997 to March 2003)
James O. Yost(3)	Assistant	September 1990	Massachusetts Financial Services
(born 06/12/60)	Treasurer		Company, Senior Vice President

[1] Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
[2] Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
(i.e., ‘‘public companies’’).
[3] ‘‘Interested person’’ of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
[4] In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Trust’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders’ meeting in 2005, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741	225 Franklin Street, Boston, MA 02110
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741	200 Clarendon Street, Boston, MA 02116
Portfolio Manager
Geoffrey L. Schechter

56 ANNUAL REPORT

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the: Public Reference Room Securities and Exchange Commission Washington, D.C. 20549-0102 Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

Of the dividends paid from net investment income during the fiscal year, 99.62% is designated as from exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

ANNUAL REPORT 57

CONTACT INFORMATION

Investor Service

Write to us at: MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Type of Information	Phone number	Hours, Eastern Time
General information	**1-800-225-2606**	8 a.m. to 8 p.m., any business day
Speech- or hearing-impaired	**1-800-637-6576**	9 a.m. to 5 p.m., any business day
Share prices, account balances exchanges or stock and bond outlooks	**1-800-MFS-TALK** (1-800-637-8255) touch-tone required	24 hours a day, 365 days a year

MFS℠ INVESTMENT MANAGEMENT®

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.

MMH-ANN-03/06 41M

d641411_report.pdf -- Converted by SECPublisher 4.0, created by BCL Technologies Inc., for SEC Filing

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning
Chief Executive Officer and Chief Investment Officer
MFS Investment Management®

March 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

ANNUAL REPORT 1

PORTFOLIO COMPOSITION

Top five bond industries (b)
Emerging Market Sovereign	7.3%
Gaming & Lodging	5.9%
Automotive	5.3%
Advertising & Broadcasting	5.3%
Utilities – Electric Power	4.8%

Credit quality of bonds (r)
AAA	0.4%
AA	0.3%
A	0.8%
BBB	6.1%
BB	30.7%
B	39.5%
CCC	18.7%
CC	0.4%
D	0.4%
Not Rated	2.7%
Portfolio facts
Average Duration (d)	4.6
Average Life (m)	9.0 yrs.
Average Maturity (m)	9.5 yrs.
Average Credit Quality of
Rated Securities (a)	B+
Average Short Term Quality	A-1

(b)	For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a ‘‘AAA’’-rating category.
Percentages are based on the total market value of investments as of 1/31/06.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
Percentages are based on net assets as of 1/31/06, unless otherwise noted.
The portfolio is actively managed, and current holdings may be different.

2 ANNUAL REPORT

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended January 31, 2006, Class A shares of the MFS High Yield Opportunities Fund provided a total return of 5.55%, at net asset value. In comparison, the fund’s benchmark, the Lehman Brothers U.S. High-Yield Corporate Bond Index returned 4.51%.

Contributors to performance

Emerging market debt largely outperformed domestic debt over the period, and, as a result, our investment in this sector benefited relative performance. In particular, our positions in Brazilian sovereign debt boosted results.

Our holdings in several strong-performing securities also contributed to relative performance. These included bond positions in lottery equipment supplier GTECH Holdings, eyewear manufacturer Safilo Group, regional amusement park operator Six Flags, and enhanced equipment trust certificates of air carrier Continental Airlines.

Holding higher-yielding issues relative to the benchmark, which generated a higher level of income for the fund, helped results.

Detractors from performance

Several of our holdings in the more speculative ‘‘CCC’’-rated(r) sectors of the high yield market held back the fund’s relative performance during the period.

Holdings that detracted from relative performance included bonds of independent power producer Calpine*, packaging manufacturer Pliant, and electrical contracting and maintenance company Integrated Electrical Services*.

Respectively,
John F. Addeo	Scott B. Richards	Matthew W. Ryan
Portfolio Manager	Portfolio Manager	Portfolio Manager

*  Security was not held in the portfolio at period-end.

(r)  Bonds rated ‘‘BBB’’ or higher are considered investment grade; bonds rated ‘‘BB’’ or lower are considered non-investment grade.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

ANNUAL REPORT 3

PERFORMANCE SUMMARY THROUGH 1/31/06

The following chart illustrates the historical performance of the fund’s Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. For most recent month-end performance, please visit mfs.com. (For the most recent month-end performance for Class I shares call 1-888-808-6374.) The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a hypothetical $10,000 investment

For the period from the commencement of the fund’s investment operations, July 1, 1998 through January 31, 2006. Index information is from July 1, 1998.

4 ANNUAL REPORT

Performance summary – continued

Total returns through 1/31/06

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	Life(t)
A	7/01/98	5.55%	8.27%	6.29%
B	7/01/98	4.87%	7.57%	5.63%
C	7/01/98	4.86%	7.55%	5.58%
I	7/01/98	5.92%	8.47%	6.66%

Average annual
Comparative benchmarks
Average high current yield fund (l)		4.00%	6.21%	3.49%
Lehman Brothers U.S. High-Yield
Corporate Bond Index (s)		4.51%	7.63%	5.11%
Average annual with sales charge
Share class
A		0.53%	7.22%	5.61%
With Initial Sales Charge (4.75%)
B		0.99%	7.29%	5.63%
With CDSC (Declining over six years from 4% to 0%)
C		3.89%	7.55%	5.58%
With CDSC (1% for 12 months) (a)

Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details. CDSC – Contingent Deferred Sales Charge.

(a)	Assuming redemption within one year from the end of the prior month of purchase.
(t)	For the period from the commencement of the fund’s investment operations, July 1, 1998 through January 31, 2006. Index information is from July 1, 1998.
(l)	Source: Lipper Inc., an independent firm that reports mutual fund performance.
(s)	Source: Standard & Poor’s Micropal, Inc.

Index Definition

Lehman Brothers U.S. High-Yield Corporate Bond Index – measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

ANNUAL REPORT 5

Performance summary – continued

Notes to Performance Summary

Class I shares are available only to certain eligible investors.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

6 ANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period, August 1, 2005 through January 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005 through January 31, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT 7

Expense table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/05	Ending Account Value 1/31/06	Expenses Paid During Period(p) 8/01/05-1/31/06
A	Actual	0.86%	$1,000.00	$1,022.60	$4.38
	Hypothetical(h)	0.86%	$1,000.00	$1,020.87	$4.38
B	Actual	1.52%	$1,000.00	$1,017.90	$7.73
	Hypothetical(h)	1.52%	$1,000.00	$1,017.54	$7.73
C	Actual	1.51%	$1,000.00	$1,017.90	$7.68
	Hypothetical(h)	1.51%	$1,000.00	$1,017.59	$7.68
I	Actual	0.51%	$1,000.00	$1,023.00	$2.60
	Hypothetical(h)	0.51%	$1,000.00	$1,022.63	$2.60

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

8 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS – 1/31/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Bonds - 89.1%

Issuer	Shares/Par	Value ($)

Advertising & Broadcasting - 5.2%

Allbritton Communications Co., 7.75%, 2012	$4,037,000	$4,047,093
DIRECTV Holdings LLC, 8.375%, 2013	703,000	753,968
DIRECTV Holdings LLC, 6.375%, 2015	860,000	842,800
EchoStar DBS Corp., 6.375%, 2011	4,185,000	4,080,375
Granite Broadcasting Corp., 9.75%, 2010	3,365,000	2,902,313
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012	3,245,000	2,705,519
Innova S. de R.L., 9.375%, 2013	215,000	238,381
Intelsat Ltd., 8.625%, 2015(a)	1,260,000	1,263,150
Intelsat Ltd., 0% to 2010, 9.25% to 2015(a)	1,745,000	1,151,700
Lamar Media Corp., 6.625%, 2015	790,000	793,950
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013	4,375,000	3,221,094
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014	6,060,000	4,272,300
Paxson Communications Corp., FRN, 10.7769%, 2013(a)	2,700,000	2,592,000
Quebecor Media, Inc., 7.75%, 2016(a)	695,000	708,900
Sirius Satellite Radio, Inc., 9.625%, 2013	1,855,000	1,822,538

		$31,396,081

Aerospace - 0.8%

Argo-Tech Corp., 9.25%, 2011	$1,640,000	$1,742,500
DRS Technologies, Inc., 7.625%, 2018	1,640,000	1,664,600
Transdigm, Inc., 8.375%, 2011	1,575,000	1,653,750

		$5,060,850

Airlines - 0.6%

Continental Airlines, Inc., 6.748%, 2017	$531,386	$463,032
Continental Airlines, Inc., 6.9%, 2017	254,686	219,952
Continental Airlines, Inc., 8.307%, 2018	1,112,985	1,004,015
Continental Airlines, Inc., 6.795%, 2020	1,713,323	1,488,985
Continental Airlines, Inc., 7.566%, 2020	291,790	271,944

		$3,447,928

Apparel Manufacturers - 1.1%

Levi Strauss & Co., 9.75%, 2015	$3,255,000	$3,429,956
Propex Fabrics, Inc., 10%, 2012	3,605,000	3,208,450
Quiksilver, Inc., 6.875%, 2015	300,000	288,000

		$6,926,406

Asset Backed & Securitized - 3.0%

Anthracite CDO Ltd., 6%, 2037(a)	$1,500,000	$1,312,032
Arbor Realty Mortgage Securities, 6.8751%, 2041(a)	1,500,000	1,500,000
ARCap, REIT, Inc., ‘‘H’’, 6.1%, 2045(a)	1,025,662	919,340
Asset Securitization Corp., 7.525%, 2029	1,073,128	1,168,919
Asset Securitization Corp., FRN, 8.7825%, 2029(a)	2,300,000	2,053,020
Crest Ltd., 7%, 2040(a)	993,500	921,074

	ANNUAL REPORT 9

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Asset Backed & Securitized - continued

Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031	$850,000	$944,460
Falcon Franchise Loan LLC, FRN, 3.7884%, 2023(i)	2,217,410	360,917
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033	750,000	752,383
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
1.1593%, 2028(i)	6,558,633	169,954
Morgan Stanley Capital I, FRN, Inc., 1.4906%, 2014(a)(i)	4,926,790	358,345
Preferred Term Securities VII Ltd., 8.7%, 2032(a)(e)	1,050,000	852,285
Preferred Term Securities XII Ltd., 9.8%, 2033(a)(e)	1,775,000	1,664,063
Preferred Term Securities XVI Ltd., 14%, 2034(a)(e)	3,250,000	3,224,000
Preferred Term Securities XVII Ltd., 9.3%, 2035(a)(e)	1,813,000	1,735,948

		$17,936,740

Automotive - 5.3%

Advanced Accessory Systems LLC, 10.75%, 2011	$310,000	$248,000
Ford Motor Credit Co., 5.625%, 2008	1,200,000	1,090,970
Ford Motor Credit Co., 6.625%, 2008	4,932,000	4,640,943
Ford Motor Credit Co., 5.8%, 2009	860,000	780,285
Ford Motor Credit Co., 8.625%, 2010	1,255,000	1,208,117
Ford Motor Credit Co., 7%, 2013	937,000	848,753
General Motors Acceptance Corp., 6.125%, 2008	2,830,000	2,720,937
General Motors Acceptance Corp., 5.85%, 2009	1,225,000	1,153,791
General Motors Acceptance Corp., 6.75%, 2014	5,687,000	5,389,820
Goodyear Tire & Rubber Co., 9%, 2015	4,000,000	4,000,000
Lear Corp., 8.11%, 2009	4,360,000	4,011,200
Lear Corp., 5.75%, 2014	1,015,000	827,225
Metaldyne Corp., 10%, 2013	1,145,000	1,047,675
Navistar International Corp., 7.5%, 2011	2,150,000	2,128,500
TRW Automotive, Inc., 9.375%, 2013	397,000	431,738
TRW Automotive, Inc., 11%, 2013	1,076,000	1,221,260

		$ 31,749,214

Banks & Credit Companies - 1.1%

ATF Bank JSC, 9.25%, 2012(a)	$840,000	$883,050
Banco BMG S.A., 9.15%, 2016(a)	1,115,000	1,117,788
Banco do Brasil S.A., 7.95%, 2049(a)	283,000	284,132
Banco do Estado de Sao Paulo S.A., 8.7%, 2049(a)	1,136,000	1,170,080
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(a)	800,000	794,000
Kazkommerts International B.V., 8%, 2015(a)	262,000	275,755
Russian Standard Finance S.A., 8.125%, 2008(a)	869,000	877,690
Russian Standard Finance S.A., 7.5%, 2010(a)	108,000	106,515
VTB Capital S.A., 7.5%, 2011	1,066,000	1,151,173

		$6,660,183

Basic Industry - 0.2%

Trimas Corp., 9.875%, 2012	$1,511,000	$1,291,905
10 ANNUAL REPORT

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)

Bonds - continued

Broadcast & Cable TV - 2.9%

C & M Co. Ltd., 8.1%, 2016(a)		$344,000	$347,062
Cablemas S.A. de C.V., 9.375%, 2015(a)		240,000	247,200
Cablevision Systems Corp., 8%, 2012		1,195,000	1,138,238
CCH I Holdings LLC, 9.92%, 2014(a)		3,412,000	1,740,120
CCH I Holdings LLC, 11%, 2015(a)		3,627,000	2,983,208
Charter Communications, Inc., 8.625%, 2009		456,000	337,440
CSC Holdings, Inc., 8.125%, 2009		680,000	690,200
CSC Holdings, Inc., 7.25%, 2012(a)		715,000	682,825
FrontierVision Holdings LP, 11.875%, 2007(d)		550,000	660,000
FrontierVision Operating Partners LP, 11%, 2006(d)		795,000	1,089,150
Kabel Deutschland, 10.625%, 2014(a)		1,635,000	1,716,750
Mediacom Broadband LLC, 11%, 2013		1,060,000	1,139,500
Mediacom LLC, 9.5%, 2013		2,350,000	2,332,375
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014(a)		2,761,000	2,298,533

			$17,402,601

Building - 1.6%

Goodman Global Holdings, Inc., 7.875%, 2012(a)		$3,515,000	$3,321,675
Interface, Inc., 10.375%, 2010		864,000	939,600
Interface, Inc., 9.5%, 2014		850,000	850,000
Nortek Holdings, Inc., 8.5%, 2014		544,000	529,040
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014		5,733,000	3,661,954
Texas Industries, Inc., 7.25%, 2013		610,000	629,825

			$9,932,094

Business Services - 0.9%

Lucent Technologies, Inc., 6.45%, 2029		$1,815,000	$1,524,600
Northern Telecom Corp., 6.875%, 2023		695,000	622,025
Northern Telecom Corp., 7.875%, 2026		410,000	401,800
SunGard Data Systems, Inc., 10.25%, 2015(a)		1,335,000	1,341,675
Xerox Corp., 7.625%, 2013		1,500,000	1,593,750

			$5,483,850

Chemicals - 4.6%

ARCO Chemical Co., 9.8%, 2020		$1,290,000	$1,441,575
Basell AF SCA, 8.375%, 2015(a)		2,315,000	2,312,106
Crystal U.S. Holdings LLC, ‘‘A’’, 0% to 2009, 10% to 2014		1,015,000	756,175
Crystal U.S. Holdings LLC, ‘‘B’’, 0% to 2009, 10.5% to 2014		3,474,000	2,570,760
Equistar Chemicals, 10.625%, 2011		735,000	808,500
Hercules, Inc., 6.75%, 2029		1,760,000	1,694,000
Huntsman International LLC, 10.125%, 2009		1,620,000	1,674,675
Huntsman International LLC, 7.875%, 2015(a)		2,155,000	2,181,938
IMC Global, Inc., 10.875%, 2013		470,000	540,500
KI Holdings, Inc., 0% to 2009, 9.875% to 2014		4,981,000	3,337,270
Kronos International, Inc., 8.875%, 2009	EUR	55,000	70,135

		ANNUAL REPORT 11

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)

Bonds - continued

Chemicals - continued

Lyondell Chemical Co., 9.5%, 2008		$589,000	$617,714
Lyondell Chemical Co., 11.125%, 2012		1,405,000	1,577,113
Nalco Co., 7.75%, 2011		355,000	362,100
Nalco Co., 8.875%, 2013		850,000	888,250
Polypore, Inc., 8.75%, 2012		1,305,000	1,187,550
Resolution Performance Products LLC, 13.5%, 2010		2,320,000	2,476,600
Rhodia S.A., 8.875%, 2011		1,909,000	1,947,180
Rockwood Specialties Group, Inc., 10.625%, 2011		1,093,000	1,194,103
Rockwood Specialties Group, Inc., 7.5%, 2014		180,000	177,525
			$ 27,815,769

Construction - 0.3%

D.R. Horton, Inc., 8%, 2009		$1,000,000	$1,063,512
Technical Olympic USA, Inc., 9%, 2010		460,000	472,075
Technical Olympic USA, Inc., 7.5%, 2011		400,000	365,500

			$1,901,087

Consumer Goods & Services - 2.7%

ACCO Brands Corp., 7.625%, 2015		$320,000	$305,200
Bombardier Recreational Products, Inc., 8.375%, 2013		1,075,000	1,093,813
Church & Dwight Co., Inc., 6%, 2012		675,000	663,188
GEO Group, Inc., 8.25%, 2013		610,000	608,475
Playtex Products, Inc., 9.375%, 2011		630,000	662,288
Revlon Consumer Products Corp., 9.5%, 2011		4,315,000	3,969,800
Safilo Capital International S.A., 9.625%, 2013(a)	EUR	2,424,500	3,357,293
Samsonite Corp., 8.875%, 2011		$1,465,000	1,545,575
Service Corp. International, 7.5%, 2017(a)		1,505,000	1,527,575
Worldspan Financing Corp., 10.59%, 2011		2,670,000	2,336,250

			$16,069,457

Containers - 1.3%

Crown Americas, 7.75%, 2015(a)		$2,155,000	$2,235,813
Greif, Inc., 8.875%, 2012		540,000	575,100
Owens-Brockway Glass Container, Inc., 8.875%, 2009		685,000	714,969
Owens-Brockway Glass Container, Inc., 8.25%, 2013		2,365,000	2,489,163
Plastipak Holdings, Inc., 8.5%, 2015(a)		535,000	548,375
Pliant Corp., 11.625%, 2009(p)		918,455	998,820
Pliant Corp., 11.125%, 2009		475,000	414,438

			$7,976,678

Defense Electronics - 0.2%

L-3 Communications Holdings, Inc., 6.125%, 2014		$1,065,000	$1,051,688

12 ANNUAL REPORT

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)

Bonds - continued

Electronics - 0%

Magnachip Semiconductor S.A., 8%, 2014		$160,000	$154,800

Emerging Market Quasi-Sovereign - 3.3%

Gaz Capital S.A., 8.625%, 2034		$3,155,000	$3,987,289
Gazprom OAO, 9.625%, 2013		4,480,000	5,370,400
Gazprom OAO, 8.625%, 2034(a)		1,975,000	2,494,425
Pemex Project Funding Master Trust, 8.625%, 2022		2,129,000	2,600,574
Pemex Project Funding Master Trust, 10%, 2027(a)		3,401,000	4,523,330
Petronas Capital Ltd., 7.875%, 2022		725,000	890,821

			$19,866,839

Emerging Market Sovereign - 7.2%

Federal Republic of Brazil, 7.875%, 2015		$404,000	$436,724
Federal Republic of Brazil, 8%, 2018		4,263,000	4,661,591
Federal Republic of Brazil, 8.875%, 2019		1,733,000	2,001,615
Federal Republic of Brazil, FRN, 5.1875%, 2024		1,617,000	1,584,660
Republic of Argentina, 2%, 2014	ARS	1,999,000	680,069
Republic of Argentina, FRN, 4.005%, 2012		$4,287,000	3,393,161
Republic of Bulgaria, 8.25%, 2015		580,000	693,854
Republic of Colombia, 11.75%, 2020		424,000	605,260
Republic of Colombia, FRN, 6.1422%, 2015		1,985,000	2,059,438
Republic of El Salvador, 8.25%, 2032		1,475,000	1,666,750
Republic of Indonesia, 8.5%, 2035(a)		970,000	1,080,338
Republic of Panama, 6.7%, 2036		902,000	896,588
Republic of Peru, 5%, 2017		232,260	221,808
Republic of Philippines, 8%, 2016		550,000	578,875
Republic of Philippines, 9.375%, 2017		2,076,000	2,384,805
Republic of Philippines, 9.875%, 2019		1,396,000	1,659,495
Republic of Philippines, 9.5%, 2030		500,000	584,375
Republic of Philippines, 7.75%, 2031		1,457,000	1,436,966
Republic of Turkey, 7%, 2020		333,000	336,330
Republic of Turkey, 8%, 2034		2,226,000	2,426,340
Republic of Turkey, 6.875%, 2036		2,472,000	2,370,030
Republic of Uruguay, 9.25%, 2017		2,130,000	2,476,125
Republic of Venezuela, 8.5%, 2014		3,359,000	3,763,760
Republic of Venezuela, 9.375%, 2034		600,000	748,500
Russian Federation, 3%, 2008		3,096,000	2,943,367
State of Qatar, 9.75%, 2030		440,000	672,100
United Mexican States, 8.3%, 2031		918,000	1,156,680

			$43,519,604

		ANNUAL REPORT 13

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)

Bonds - continued

Energy - Independent - 2.7%

Belden & Blake Corp., 8.75%, 2012		$3,245,000	$3,334,238
Chesapeake Energy Corp., 7%, 2014		427,000	440,878
Chesapeake Energy Corp., 6.375%, 2015		3,110,000	3,102,225
Chesapeake Energy Corp., 6.875%, 2016		2,765,000	2,820,300
Clayton Williams Energy, Inc., 7.75%, 2013		1,370,000	1,347,738
Kerr-McGee Corp., 6.95%, 2024		1,590,000	1,679,064
Newfield Exploration Co., 6.625%, 2014		2,210,000	2,279,063
Plains Exploration & Production Co., 7.125%, 2014		1,005,000	1,055,250

			$16,058,756

Energy - Integrated - 0.2%

Amerada Hess Corp., 7.3%, 2031		$1,095,000	$1,273,398

Entertainment - 1.6%

AMC Entertainment, Inc., 9.5%, 2011		$396,000	$374,220
AMC Entertainment, Inc., 8.625%, 2012		1,000,000	1,035,000
AMC Entertainment, Inc., 11%, 2016(a)		1,525,000	1,532,625
Marquee Holdings, Inc., 0% to 2009, 12% to 2014		2,585,000	1,576,850
Six Flags, Inc., 9.75%, 2013		3,545,000	3,629,194
Universal City, Florida Holding Co., 8.375%, 2010		1,760,000	1,764,400

			$9,912,289

Food & Non-Alcoholic Beverages - 1.8%

B&G Foods Holding Corp., 8%, 2011		$1,145,000	$1,177,919
Chaoda Modern Agriculture Holdings, 7.75%, 2010(a)		2,911,000	2,940,110
Cosan S.A. Industria e Comercio, 8.25%, 2049(a)		256,000	254,720
Dean Foods Co., 6.625%, 2009		1,670,000	1,707,575
Doane Petcare Co., 10.625%, 2015(a)		1,365,000	1,426,425
Michael Foods, Inc., 8%, 2013		2,215,000	2,275,913
United Biscuits Finance PLC, 10.625%, 2011	EUR	650,000	842,711

			$10,625,373

Forest & Paper Products - 2.5%

Abitibi-Consolidated, Inc., 8.55%, 2010		$1,359,000	$1,331,820
Advance Agro Public Co. Ltd., 11%, 2012(a)		268,000	268,000
Buckeye Technologies, Inc., 8%, 2010		875,000	844,375
Graphic Packaging International Corp., 9.5%, 2013		3,380,000	3,177,200
Jefferson Smurfit Corp., 8.25%, 2012		1,385,000	1,315,750
JSG Funding LLC, 11.5%, 2015(p)(a)	EUR	3,406,502	4,018,561
MDP Acquisitions PLC, 9.625%, 2012		$755,000	779,538
Newark Group, Inc., 9.75%, 2014		1,400,000	1,239,000
Norske Skog Canada Ltd., 7.375%, 2014		645,000	567,600
Sino-Forest Corp., 9.125%, 2011(a)		642,000	693,360
Stone Container Corp., 7.375%, 2014		840,000	749,700

			$14,984,904

14 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Gaming & Lodging - 5.8%

Aztar Corp., 7.875%, 2014	$1,980,000	$2,054,250
Boyd Gaming Corp., 6.75%, 2014	2,000,000	1,965,000
Caesars Entertainment, Inc., 8.125%, 2011	2,000,000	2,205,000
Galaxy Entertainment Co. Ltd., 9.875%, 2012(a)	623,000	638,575
Greektown Holdings, 10.75%, 2013(a)	1,365,000	1,358,175
Grupo Posadas S.A. de C.V., 8.75%, 2011(a)	253,000	261,855
GTECH Holdings Corp., 5.25%, 2014	2,235,000	2,317,927
Host Marriott LP, 7.125%, 2013	2,045,000	2,103,794
Host Marriott LP, 6.375%, 2015	565,000	557,938
Majestic Star Casino LLC, 9.5%, 2010	445,000	475,038
Majestic Star Casino LLC, 9.75%, 2011(a)	470,000	480,575
Mandalay Resort Group, 9.375%, 2010	1,000,000	1,102,500
MGM Mirage, Inc., 8.375%, 2011	3,060,000	3,289,500
MGM Mirage, Inc., 5.875%, 2014	1,975,000	1,903,406
NCL Corp. Ltd., 10.625%, 2014	2,140,000	2,238,975
Penn National Gaming, Inc., 6.75%, 2015	915,000	912,713
Pinnacle Entertainment, Inc., 8.25%, 2012	1,950,000	2,018,250
Pinnacle Entertainment, Inc., 8.75%, 2013	300,000	319,500
Resorts International Hotel & Casino, Inc., 11.5%, 2009	1,600,000	1,768,000
Royal Caribbean Cruises Ltd., 6.875%, 2013	905,000	960,806
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	1,500,000	1,642,500
Station Casinos, Inc., 6.5%, 2014	1,700,000	1,695,750
Station Casinos, Inc., 6.875%, 2016	300,000	304,875
Wynn Las Vegas LLC, 6.625%, 2014	2,315,000	2,254,231

		$34,829,133

Industrial - 1.6%

Amsted Industries, Inc., 10.25%, 2011(a)	$1,365,000	$1,467,375
Da-Lite Screen Co., Inc., 9.5%, 2011	895,000	944,225
JohnsonDiversey Holdings, Inc., ‘‘B’’, 9.625%, 2012	925,000	938,875
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013	2,560,000	2,150,400
Knowledge Learning Corp., 7.75%, 2015(a)	815,000	778,325
Milacron Escrow Corp., 11.5%, 2011	2,665,000	2,405,163
Wesco Distribution, Inc., 7.5%, 2017(a)	1,165,000	1,185,388

		$9,869,751

Insurance - 0.5%

UnumProvident Corp., 7.625%, 2011	$1,204,000	$1,298,059
UnumProvident Corp., 6.85%, 2015(a)	1,640,000	1,711,127

		$3,009,186

	ANNUAL REPORT 15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Machinery & Tools - 0.8%

Case Corp., 7.25%, 2016	$2,280,000	$2,188,800
Case New Holland, Inc., 9.25%, 2011	1,660,000	1,776,200
Sun Sage B.V., 8.25%, 2009(a)	750,000	787,500

		$4,752,500

Medical & Health Technology & Services - 4.4%

Accellent, Inc., 10.5%, 2013(a)	$1,365,000	$1,426,425
AmerisourceBergen Corp., 5.875%, 2015(a)	1,455,000	1,473,188
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015	3,555,000	2,301,863
DaVita, Inc., 6.625%, 2013	860,000	868,600
DaVita, Inc., 7.25%, 2015	1,425,000	1,433,906
Fisher Scientific International, Inc., 6.125%, 2015	1,735,000	1,737,169
HCA, Inc., 7.875%, 2011	2,605,000	2,788,353
HCA, Inc., 6.375%, 2015	740,000	738,771
Healthsouth Corp., 8.5%, 2008	600,000	615,000
Healthsouth Corp., 7.625%, 2012	485,000	510,463
Omnicare, Inc., 6.875%, 2015	1,655,000	1,657,069
Psychiatric Solutions, Inc., 7.75%, 2015	1,550,000	1,604,250
Select Medical Corp., 7.625%, 2015	1,170,000	1,041,300
Tenet Healthcare Corp., 9.875%, 2014	3,595,000	3,595,000
Triad Hospitals, Inc., 7%, 2013	2,125,000	2,143,594
U.S. Oncology, Inc., 10.75%, 2014	2,050,000	2,265,250
Universal Hospital Services, Inc., 10.125%, 2011	395,000	408,825

		$26,609,026

Medical Equipment - 0.5%

Warner Chilcott Corp., 8.75%, 2015(a)	$3,055,000	$2,993,900

Metals & Mining - 0.9%

Codelco, Inc., 5.625%, 2035(a)	$1,522,000	$1,482,122
Massey Energy Co., 6.875%, 2013(a)	1,740,000	1,755,225
Peabody Energy Corp., 5.875%, 2016	2,290,000	2,244,200

		$5,481,547

Natural Gas - Distribution - 0.1%

AmeriGas Partners LP, 7.125%, 2016	$785,000	$779,113

Natural Gas - Pipeline - 2.4%

ANR Pipeline Co., 8.875%, 2010	$210,000	$224,649
ANR Pipeline Co., 9.625%, 2021	1,035,000	1,302,364
Atlas Pipeline Partners LP, 8.125%, 2015(a)	1,325,000	1,364,750
Colorado Interstate Gas Co., 5.95%, 2015	940,000	919,974

16 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Natural Gas - Pipeline - continued

El Paso Energy Corp., 7%, 2011	$4,755,000	$4,832,269
El Paso Energy Corp., 7.75%, 2013	1,575,000	1,665,563
Intergas Finance B.V., 6.875%, 2011(a)	1,337,000	1,377,110
Williams Cos., Inc., 7.125%, 2011	2,655,000	2,767,838

		$14,454,517

Network & Telecom - 3.8%

AT&T Corp., 9.05%, 2011	$1,003,000	$1,105,309
AT&T Corp., 9.75%, 2031	905,000	1,118,958
Axtel S.A. de C.V., 11%, 2013	1,564,000	1,751,680
Cincinnati Bell, Inc., 8.375%, 2014	1,410,000	1,385,325
Citizens Communications Co., 9.25%, 2011	1,225,000	1,347,500
Citizens Communications Co., 6.25%, 2013	2,820,000	2,735,400
Espirit Telecom Group PLC, 10.875%, 2008(d)	20,000	0
GCI, Inc., 7.25%, 2014	1,325,000	1,305,125
Global Crossing UK Finance, 10.75%, 2014	770,000	719,950
Hawaiian Telecom Communications, Inc., 9.75%, 2013(a)	1,280,000	1,264,000
Hawaiian Telecom Communications, Inc., 12.5%, 2015(a)	1,560,000	1,462,500
MCI, Inc., 6.908%, 2007	740,000	747,400
MCI, Inc., 7.688%, 2009	825,000	850,781
Qwest Capital Funding, Inc., 7.25%, 2011	1,415,000	1,425,613
Qwest Corp., 7.875%, 2011	1,400,000	1,480,500
Qwest Corp., 8.875%, 2012	1,370,000	1,517,275
Time Warner Telecom Holdings, Inc., 9.25%, 2014	2,310,000	2,460,150

		$22,677,466

Oil Services - 0.4%

GulfMark Offshore, Inc., 7.75%, 2014	$1,000,000	$1,045,000
Hanover Compressor Co., 9%, 2014	1,120,000	1,223,600

		$2,268,600

Pollution Control - 0.3%

Allied Waste North America, Inc., 6.5%, 2010	$2,025,000	$2,009,813

Precious Metals & Minerals - 0.4%

Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014	$2,541,000	$2,575,939

Printing & Publishing - 2.9%

American Media Operations, Inc., 8.875%, 2011	$2,555,000	$2,171,750
Dex Media East LLC, 12.125%, 2012	650,000	752,375
Dex Media West LLC, 9.875%, 2013	610,000	673,288
Dex Media, Inc., 0% to 2008, 9% to 2013	3,250,000	2,681,250
Dex Media, Inc., 0% to 2008, 9% to 2013	1,495,000	1,233,375
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013	2,615,000	2,137,763

	ANNUAL REPORT 17

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)

Bonds - continued

Printing & Publishing - continued

Lighthouse International Co. S.A., 8%, 2014(a)	EUR	760,000	$996,888
PRIMEDIA, Inc., 8.875%, 2011		$2,955,000	2,762,925
R.H. Donnelley Corp., 8.875%, 2016(a)		1,305,000	1,318,050
WDAC Subsidiary Corp., 8.375%, 2014(a)		3,075,000	2,990,438

			$17,718,102

Railroad & Shipping - 0.3%

TFM S.A. de C.V., 10.25%, 2007		$292,000	$308,060
TFM S.A. de C.V., 9.375%, 2012		1,330,000	1,463,000

			$1,771,060

Real Estate - 0.1%

Hopson Development Holdings Ltd., 8.125%, 2012(a)		$536,000	$558,780

Restaurants - 0.7%

Carrols Corp., 9%, 2013		$600,000	$585,000
Denny’s Corp. Holdings, Inc., 10%, 2012		755,000	771,988
El Pollo Loco, Inc., 11.75%, 2013(a)		1,365,000	1,385,475
Uno Restaurant Corp., 10%, 2011(a)		1,645,000	1,385,913

			$4,128,376

Retailers - 2.1%

Buhrmann U.S., Inc., 7.875%, 2015		$940,000	$921,200
Couche-Tard, Inc., 7.5%, 2013		1,430,000	1,483,625
Dollar General Corp., 8.625%, 2010		1,535,000	1,673,150
Eye Care Centers of America, 10.75%, 2015		1,105,000	1,085,663
Finlay Fine Jewelry Corp., 8.375%, 2012		910,000	807,625
GSC Holdings Corp., 8%, 2012(a)		1,695,000	1,646,269
Mothers Work, Inc., 11.25%, 2010		1,355,000	1,310,963
Neiman Marcus Group, Inc., 9%, 2015(a)		1,835,000	1,903,813
Rite Aid Corp., 8.125%, 2010		1,260,000	1,285,200
Rite Aid Corp., 7.7%, 2027		905,000	712,688

			$12,830,196

Specialty Stores - 0.2%

Payless ShoeSource, Inc., 8.25%, 2013		$1,155,000	$1,215,638

Steel - 0.6%

AK Steel Holding Corp., 7.75%, 2012		$2,315,000	$2,257,125
Chaparral Steel Co., 10%, 2013		1,180,000	1,298,000
Northwestern Steel & Wire Co., 9.5%, 2049(d)		20,000	0

			$3,555,125

Supranational - 0.3%

Inter-American Development Bank, 8.044%, 2016(r)	MXN	19,584,000	$1,844,884

18 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Telecommunications - Wireless - 3.0%

Alamosa Holdings, Inc., 12%, 2009	$978,000	$1,062,353
American Tower Corp., 7.125%, 2012	665,000	689,938
American Towers, Inc., 7.25%, 2011	775,000	807,938
Centennial Communications Corp., 10%, 2013(a)	400,000	414,000
Centennial Communications Corp., 10.125%, 2013	1,305,000	1,428,975
Dolphin Telecom PLC, 11.5%, 2008(d)	775,000	0
Excelcomindo Finance Co., 7.125%, 2013(a)	215,000	215,538
IWO Holdings, Inc., 8.35%, 2012	155,000	160,813
Mobile TeleSystems Finance S.A., 8.375%, 2010	332,000	348,600
Mobile TeleSystems OJSC, 8.375%, 2010(a)	272,000	285,600
Nextel Communications, Inc., 5.95%, 2014	5,870,000	5,911,654
Rogers Wireless, Inc., 6.375%, 2014	1,295,000	1,301,475
Rogers Wireless, Inc., 7.5%, 2015	570,000	618,450
Rural Cellular Corp., 9.75%, 2010	2,113,000	2,155,260
Rural Cellular Corp., 9.875%, 2010	100,000	107,500
U.S. Unwired, Inc., 10%, 2012	980,000	1,109,850
Wind Acquisition Finance S.A., 10.75%, 2015(a)	1,345,000	1,434,106

		$18,052,050

Tire & Rubber - 0.3%

Cooper Standard Automotive, Inc., 8.375%, 2014	$2,175,000	$1,723,688

Tobacco - 0.5%

R.J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015(a)	$2,735,000	$2,810,213

Transportation - Services - 0.3%

Hertz Corp., 8.875%, 2014(a)	$995,000	$1,027,338
Stena AB, 7.5%, 2013	615,000	599,625

		$1,626,963

Utilities - Electric Power - 4.8%

AES Corp., 8.75%, 2013(a)	$325,000	$353,438
AES Corp., 9%, 2015(a)	1,285,000	1,407,075
Allegheny Energy Supply Co., LLC, 8.25%, 2012(a)	1,915,000	2,125,650
CMS Energy Corp., 8.5%, 2011	1,990,000	2,161,638
Empresa Nacional de Electricidad S.A., 8.35%, 2013	145,000	163,472
Enersis S.A., 7.375%, 2014	1,693,000	1,805,481
FirstEnergy Corp., 6.45%, 2011	970,000	1,019,721
Midwest Generation LLC, 8.75%, 2034	2,150,000	2,354,216
Mirant North America LLC, 7.375%, 2013(a)	1,235,000	1,256,613
Mission Energy Holding Co., 13.5%, 2008	1,615,000	1,865,325
NGC Corp. Capital Trust, 8.316%, 2027	1,975,000	1,817,000
NorthWestern Corp., 5.875%, 2014	1,225,000	1,216,289

	ANNUAL REPORT 19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Utilities - Electric Power - continued

NRG Energy, Inc., 8%, 2013	$1,343,000	$1,497,445
NRG Energy, Inc., 7.375%, 2016	3,390,000	3,449,325
PSEG Energy Holdings LLC, 8.625%, 2008	760,000	799,900
Reliant Energy, Inc., 6.75%, 2014	530,000	455,800
Reliant Resources, Inc., 9.25%, 2010	785,000	775,188
Sierra Pacific Resources, 6.75%, 2017(a)	1,845,000	1,849,613
Texas Genco LLC, 6.875%, 2014(a)	1,105,000	1,196,163
TXU Corp., 5.55%, 2014	1,780,000	1,671,495

		$29,240,847

Total Bonds (Identified Cost, $528,230,598)		$537,884,907

Stocks - 2.4%

Automotive - 0.9%

Magna International, Inc., ‘‘A’’	73,650	$5,450,100

Broadcast & Cable TV - 0.1%

Sinclair Broadcast Group, Inc., ‘‘A’’	75,683	$602,437

Business Services - 0.3%

Brink’s Co.	35,500	$1,888,600

Metals & Mining - 0%

Oxford Automotive, Inc.(n)	29	$0

Natural Gas - Distribution - 0.5%

Ferrell Gas Partners LP	40,712	$883,450
Northwestern Corp.	71,764	2,249,084

		$3,132,534

Pharmaceuticals - 0.2%

Merck & Co., Inc.	31,600	$1,090,200

Specialty Chemicals - 0%

Sterling Chemicals, Inc.(n)	1	$11

Telecommunications - Wireless - 0.1%

Vodafone Group PLC, ADR	35,960	$759,116

Telephone Services - 0.3%

NTL, Inc.(n)	12,137	$767,665
Telewest Global, Inc.(n)	30,109	701,540

		$1,469,205

Total Stocks (Identified Cost, $13,886,722)		$14,392,203

20 ANNUAL REPORT

Portfolio of Investments – continued
Convertible Preferred Stocks - 0.6%

Issuer			Shares/Par	Value ($)

Automotive - 0.6%

General Motors Corp., 5.25% (Identified Cost, $3,978,005)			244,166	$4,033,622

Preferred Stocks - 0.6%

Broadcast & Cable TV - 0.6%

Paxson Communications Corp., 14.25%(n)			162	$1,393,200
Spanish Broadcasting Systems, Inc., ‘‘B’’, 10.75%			1,975	2,133,000

				$3,526,200

Real Estate - 0%

HRPT Properties Trust, ‘‘B’’, 8.75%			1,375	$35,200

Telephone Services - 0%

PTV, Inc., ‘‘A’’(n)			12	$25

Total Preferred Stocks (Identified Cost, $3,436,886)				$3,561,425

Warrants - 0%

	Strike	First
	Price	Exercise

Cybernet Internet Services (Computer
Software)(n)	$22.28	10/29/99	20	$0
GT Group Telecom, Inc. (Telephone Services)(n)	0.00	8/01/00	750	0
Metricom (Network & Telecom)(n)	87.00	8/15/00	225	0
Pliant Corp. (Containers)(a)(n)	0.01	5/25/00	815	8
Sirius Satellite Radio, Inc. (Advertising &
Broadcasting)(n)	24.92	8/13/99	300	0
Sterling Chemicals, Inc. (Specialty Chemicals)(n)	52.00	12/31/02	1	0
XM Satellite Radio, Inc. (Broadcast & Cable
TV)(n)	45.24	9/16/00	258	9,288
XO Communications, Inc., ‘‘A’’ (Telephone
Services)(n)	6.25	5/27/03	470	141
XO Communications, Inc., ‘‘B’’ (Telephone
Services)(n)	7.50	5/27/03	352	70
XO Communications, Inc., ‘‘C’’ (Telephone
Services)(n)	10.00	5/27/03	352	56

Total Warrants (Identified Cost, $133,617)				$9,563

Short-Term Obligations (y) - 5.8%

General Electric Co., 4.48%, due 2/01/06			$24,056,000	$24,056,000
Sheffield Receivables Corp., 4.48%, due 2/01/06 (t)			10,825,000	10,825,000

Total Short-Term Obligations, at Amortized Cost				$34,881,000

Total Investments (Identified Cost, $584,546,828) (k)				$594,762,720

Other Assets, Less Liabilities - 1.5%				8,956,002

Net Assets - 100.0%				$603,718,722

			ANNUAL REPORT 21

Portfolio of Investments – continued
Forward Foreign Currency Exchange Contracts
Sales and Purchases in the table below are reported by currency.
					Net Unrealized
Contracts to				Contracts	Appreciation
Deliver/Receive		Settlement Date	In Exchange For	at Value	(Depreciation)

Sales

EUR	8,139,838	2/21/2006	$ 9,565,083	$ 9,921,565	$(356,482)
MXN	34,667,684	2/27/2006	3,292,434	3,312,180	(19,746)
SEK	313,806	2/13/2006	40,782	41,390	(608)

			$12,898,299	$13,275,135	$(376,836)

Purchases

EUR	477,253	3/20/2006	$ 579,834	$ 582,639	$ 2,805
MXN	15,071,903	2/27/2006	1,440,478	1,439,982	(496)
SEK	313,806	2/13/2006	39,506	41,390	1,884

			$ 2,059,818	$ 2,064,011	$ 4,193

At January 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $5,946 with Merrill Lynch.
At January 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(n)	Non-income producing security.
(a)	SEC Rule 144A restriction.
(e)	The rate shown represents a current effective yield.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of January 31, 2006 the fund had eight securities representing $0 and 0% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(d)	Non-income producing security - in default.
(p)	Payment-in-kind security.
(r)	Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.
The fund holds the following restricted security:

			Current
	Acquisition	Acquisition	Market	Total % of
Security	Date	Cost	Value	Net Assets

Inter-American Development Bank,
8.044%, 2016	6/21/1996	$1,035,781	$1,844,884	0.31%

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
ARS	Argentine Peso	MXN	Mexican Peso
EUR	Euro	SEK	Swedish Krona
See Notes to Financial Statements

22 ANNUAL REPORT

FINANCIAL STATEMENTS | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 1/31/06
Assets

Investments, at value (identified cost, $584,546,828)	594,762,720
Cash	413,634
Receivable for forward foreign currency exchange contracts	4,763
Receivable for forward foreign currency exchange contracts
subject to master netting agreements	5,946
Receivable for investments sold	7,743,755
Receivable for fund shares sold	2,532,688
Interest and dividends receivable	9,453,508
Receivable from investment adviser	46,541
Other assets	4,681

Total assets		$614,968,236

Liabilities

Distributions payable	$1,343,898
Payable for forward foreign currency exchange contracts	377,406
Payable for investments purchased	7,788,788
Payable for fund shares reacquired	1,529,382
Payable to affiliates
Management fee	8,363
Shareholder servicing costs	74,405
Distribution and service fees	9,205
Administrative services fee	139
Payable for independent trustees’ compensation	8,119
Accrued expenses and other liabilities	109,809

Total liabilities		$11,249,514

Net assets		$603,718,722

Net assets consist of:

Paid-in capital	$600,848,070
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	9,853,358
Accumulated net realized gain (loss) on investments and
foreign currency transactions	(7,253,135)
Undistributed net investment income	270,429

Net assets		$603,718,722

Shares of beneficial interest outstanding		81,581,930

		ANNUAL REPORT 23

Statement of Assets and Liabilities – continued
Class A shares

Net assets	$338,567,608
Shares outstanding	45,776,706

Net asset value per share		$7.40

Offering price per share (100÷95.25 x $7.40)		$7.77

Class B shares

Net assets	$125,667,241
Shares outstanding	16,939,226

Net asset value and offering price per share		$7.42

Class C shares

Net assets	$92,612,884
Shares outstanding	12,549,159

Net asset value and offering price per share		$7.38

Class I shares

Net assets	$46,870,989
Shares outstanding	6,316,839

Net asset value, offering price, and redemption price per share		$7.42

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.
See Notes to Financial Statements

24 ANNUAL REPORT

FINANCIAL STATEMENTS | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 1/31/06
Net investment income

Income
Interest	$46,559,317
Dividends	799,498
Foreign taxes withheld	(17,234)

Total investment income		$47,341,581

Expenses
Management fee	$3,687,484
Distribution and service fees	3,331,724
Shareholder servicing costs	995,532
Administrative services fee	72,223
Independent trustees’ compensation	16,513
Custodian fee	278,504
Shareholder communications	136,076
Auditing fees	61,146
Legal fees	19,283
Miscellaneous	60,679

Total expenses		$8,659,164

Fees paid indirectly	(65,396)
Reduction of expenses by investment adviser	(2,481,115)

Net expenses		$6,112,653

Net investment income		$41,228,928

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)
Investment transactions	$(2,225,024)
Foreign currency transactions	1,300,947

Net realized gain (loss) on investments and foreign
currency transactions		$(924,077)

Change in unrealized appreciation (depreciation)
Investments	$(11,753,899)
Translation of assets and liabilities in foreign currencies	(299,694)

Net unrealized gain (loss) on investments and foreign
currency translation		$(12,053,593)

Net realized and unrealized gain (loss) on investments and
foreign currency		$(12,977,670)

Change in net assets from operations		$28,251,258

See Notes to Financial Statements

		ANNUAL REPORT 25

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Years ended 1/31	2006	2005
Change in net assets

From operations

Net investment income	$41,228,928	$32,416,329
Net realized gain (loss) on investments and foreign
currency transactions	(924,077)	7,952,314
Net unrealized gain (loss) on investments and foreign
currency translation	(12,053,593)	(1,263,987)

Change in net assets from operations	$28,251,258	$39,104,656

Distributions declared to shareholders

From net investment income
Class A	$(23,525,662)	$(15,729,828)
Class B	(9,717,570)	(10,299,301)
Class C	(6,882,339)	(6,505,024)
Class I	(3,324,412)	(854,209)
From net realized gain on investments and
foreign currency transactions
Class A	$(1,564,390)	$(2,177,440)
Class B	(753,548)	(1,431,789)
Class C	(531,169)	(928,293)
Class I	(217,849)	(119,179)

Total distributions declared to shareholders	$(46,516,939)	$(38,045,063)

Change in net assets from fund share transactions	$56,692,052	$185,426,549

Redemption fees	$26,360	$20,643

Total change in net assets	$38,452,731	$186,506,785

Net assets

At beginning of period	565,265,991	378,759,206
At end of period (including undistributed net investment
income of $270,429 and accumulated distributions in
excess of net investment income of $1,245,190)	$603,718,722	$565,265,991

See Notes to Financial Statements

26 ANNUAL REPORT

FINANCIAL STATEMENTS | Financial Highlights
The financial highlights table is intended to help you understand the fund’s financial performance for the past
5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, are included in this report.
Class A
			Years ended 1/31

	2006		2005		2004	2003	2002
Net asset value, beginning of period	$7.63		$7.65		$6.61	$7.08	$7.96

Income (loss) from
investment operations

Net investment income (d)	$0.56		$0.57		$0.60	$0.62	$0.80
Net realized and unrealized gain
(loss) on investments and foreign
currency	(0.16)		0.08		1.05	(0.43)	(0.85)

Total from investment operations	$0.40		$0.65		$1.65	$0.19	$(0.05)

Less distributions declared
to shareholders

From net investment income	$(0.59)		$(0.59)		$(0.61)	$(0.66)	$(0.83)
From net realized gain on
investments and foreign currency
transactions	(0.04)		(0.08)		—	—	—

Total distributions declared to
shareholders	$(0.63)		$(0.67)		$(0.61)	$(0.66)	$(0.83)

Redemption fees added to paid-in
capital (d)	$0.00	(w)	$0.00	(w)	$—	$—	$—

Net asset value, end of period	$7.40		$7.63		$7.65	$6.61	$7.08

Total return (%)(t)(s)(r)	5.55		8.98		26.04	2.95	(0.30)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.29		1.29		1.34	1.37	1.46
Expenses after expense reductions (f)	0.85		0.87		1.01	1.01	1.01
Net investment income	7.51		7.62		8.21	9.35	11.18
Portfolio turnover	66		69		98	104	133
Net assets at end of period
(000 Omitted)	$338,568		$278,886		$150,334	$70,892	$37,187

See Notes to Financial Statements

						ANNUAL REPORT 27

Financial Highlights – continued
Class B
			Years ended 1/31

	2006		2005		2004	2003	2002
Net asset value, beginning of period	$7.65		$7.67		$6.63	$7.09	$7.98

Income (loss) from
investment operations

Net investment income (d)	$0.51		$0.53		$0.55	$0.58	$0.77
Net realized and unrealized gain
(loss) on investments and foreign
currency	(0.16)		0.07		1.06	(0.43)	(0.87)

Total from investment operations	$0.35		$0.60		$1.61	$0.15	$(0.10)

Less distributions declared
to shareholders

From net investment income	$(0.54)		$(0.54)		$(0.57)	$(0.61)	$(0.79)
From net realized gain on
investments and foreign currency
transactions	(0.04)		(0.08)		—	—	—

Total distributions declared to
shareholders	$(0.58)		$(0.62)		$(0.57)	$(0.61)	$(0.79)

Redemption fees added to paid-in
capital (d)	$0.00	(w)	$0.00	(w)	$—	$—	$—

Net asset value, end of period	$7.42		$7.65		$7.67	$6.63	$7.09

Total return (%)(t)(s)(r)	4.87		8.28		25.19	2.43	(1.07)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.94		1.94		1.99	2.02	2.11
Expenses after expense reductions (f)	1.50		1.52		1.66	1.66	1.66
Net investment income	6.88		7.03		7.61	8.75	10.59
Portfolio turnover	66		69		98	104	133
Net assets at end of period
(000 Omitted)	$125,667		$151,711		$140,348	$72,321	$41,481

See Notes to Financial Statements

28 ANNUAL REPORT

Financial Highlights – continued
Class C
			Years ended 1/31

	2006		2005		2004	2003	2002
Net asset value, beginning of period	$7.61		$7.63		$6.60	$7.07	$7.95

Income (loss) from
investment operations

Net investment income (d)	$0.51		$0.52		$0.54	$0.57	$0.77
Net realized and unrealized gain (loss) on
investments and foreign currency	(0.16)		0.08		1.06	(0.43)	(0.86)

Total from investment operations	$0.35		$0.60		$1.60	$0.14	$(0.09)

Less distributions declared
to shareholders

From net investment income	$(0.54)		$(0.54)		$(0.57)	$(0.61)	$(0.79)
From net realized gain on investments and
foreign currency transactions	(0.04)		(0.08)		—	—	—

Total distributions declared to shareholders	$(0.58)		$(0.62)		$(0.57)	$(0.61)	$(0.79)

Redemption fees added to paid-in capital (d)	$0.00	(w)	$0.00	(w)	$—	$—	$—

Net asset value, end of period	$7.38		$7.61		$7.63	$6.60	$7.07

Total return (%)(t)(s)(r)	4.86		8.28		25.10	2.29	(0.94)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.94		1.94		1.99	2.02	2.11
Expenses after expense reductions (f)	1.50		1.52		1.66	1.66	1.66
Net investment income	6.88		7.01		7.56	8.67	10.62
Portfolio turnover	66		69		98	104	133
Net assets at end of period
(000 Omitted)	$92,613		$101,113		$84,643	$38,130	$17,518

See Notes to Financial Statements

						ANNUAL REPORT 29

Financial Highlights – continued
Class I
			Years ended 1/31

	2006		2005		2004	2003	2002
Net asset value, beginning of period	$7.65		$7.68		$6.64	$7.10	$8.04

Income (loss) from
investment operations

Net investment income (d)	$0.59		$0.55		$0.63	$0.64	$0.59
Net realized and unrealized gain (loss) on
investments and foreign currency	(0.16)		0.12		1.05	(0.42)	(0.67)

Total from investment operations	$0.43		$0.67		$1.68	$0.22	$(0.08)

Less distributions declared
to shareholders

From net investment income	$(0.62)		$(0.62)		$(0.64)	$(0.68)	$(0.86)
From net realized gain on investments and
foreign currency transactions	(0.04)		(0.08)		—	—	—

Total distributions declared to shareholders	$(0.66)		$(0.70)		$(0.64)	$(0.68)	$(0.86)

Redemption fees added to paid-in capital (d)	$0.00	(w)	$0.00	(w)	$—	$—	$—

Net asset value, end of period	$7.42		$7.65		$7.68	$6.64	$7.10

Total return (%)(s)(r)	5.92		9.23		26.41	3.45	(0.74)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	0.94		0.93		0.99	1.02	1.11
Expenses after expense reductions (f)	0.50		0.51		0.66	0.66	0.66
Net investment income	7.86		7.75		8.66	9.76	10.25
Portfolio turnover	66		69		98	104	133
Net assets at end of period
(000 Omitted)	$46,871		$33,556		$3,434	$2,508	$155

(r)	Certain expenses have been reduced without which performance would have been lower.
(w) Per share amount was less than $0.01.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(t)	Total returns do not include any applicable sales charges.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
See Notes to Financial Statements

30 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS High Yield Opportunities Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices based on rates reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily

ANNUAL REPORT 31

Notes to Financial Statements – continued

available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund’s valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund’s valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivative instruments include forward foreign currency exchange contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of

32 ANNUAL REPORT

Notes to Financial Statements – continued

counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund charges a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund’s prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that

ANNUAL REPORT 33

Notes to Financial Statements – continued

are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended January 31, 2006, the fund’s custodian fees were reduced by $64,371 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended January 31, 2006, the fund’s custodian expenses were reduced by $1,025 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes. The tax character of distributions declared to shareholders is as follows:

	1/31/06	1/31/05
Ordinary income (including any
short-term capital gains)	$45,471,541	$36,308,924
Long-term capital gain	1,045,398	1,736,139

Total distributions	$46,516,939	$38,045,063

34 ANNUAL REPORT

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of January 31, 2006
Cost of investments	$587,377,164

Gross appreciation	$18,890,453
Gross depreciation	(11,504,897)

Net unrealized appreciation (depreciation)	$7,385,556
Undistributed ordinary income	3,624,169
Post-October capital loss deferral	(4,422,799)
Other temporary differences	(3,716,274)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.50% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended January 31, 2006, this waiver amounted to $854,354 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended January 31, 2006 was equivalent to an annual effective rate of 0.50% of the fund’s average daily net assets. The investment adviser has contractually agreed to pay all of the fund’s operating expenses, exclusive of management, distribution and service and certain other fees and expenses. This contractual fee arrangement will continue until June 1, 2006, unless the fund’s Board of Trustees consents to an earlier revision or termination of this agreement. For the year ended January 31, 2006, this reduction amounted to $1,624,137 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $190,907 for the year ended January 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund. The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. The fund’s distribution plan provides that the fund will pay MFD for services provided by

ANNUAL REPORT 35

Notes to Financial Statements – continued

MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class A	0.10%	0.25%	0.35%	0.35%	$1,040,464
Class B	0.75%	0.25%	1.00%	1.00%	1,341,866
Class C	0.75%	0.25%	1.00%	1.00%	949,394

Total Distribution and Service Fees					$3,331,724

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended
January 31, 2006 based on each class’ average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2006, were as follows:

Amount
Class A	$399
Class B	$364,535
Class C	$20,001

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the year ended January 31, 2006, the fee was $601,477, which equated to 0.1062% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended January 31, 2006, these costs amounted to $310,927.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund’s annual fixed amount is $10,000. The administrative services fee incurred for the year ended January 31, 2006 was equivalent to an annual effective rate of 0.0127% of the fund’s average daily net assets.

36 ANNUAL REPORT

Notes to Financial Statements – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a reduction of pension expense of $299. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in a net decrease of $7,655. Both amounts are included in Independent trustees’ compensation for the year ended January 31, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $0 and $8,049, respectively, at January 31, 2006, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended January 31, 2006, the fee paid to Tarantino LLC was $3,086. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,624, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $390,618,905 and $350,897,732, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 1/31/06		Year ended 1/31/05
Class A shares	Shares	Amount	Shares	Amount
Shares sold	23,977,257	$178,646,326	23,742,389	$178,434,555
Shares issued to shareholders in
reinvestment of distributions	2,333,406	17,291,324	1,476,078	11,090,161
Shares reacquired	(17,086,602)	(126,841,975)	(8,322,365)	(62,222,536)

Net change	9,224,061	$69,095,675	16,896,102	$127,302,180

			ANNUAL REPORT 37

Notes to Financial Statements – continued
	Year ended 1/31/06		Year ended 1/31/05
Class B shares	Shares	Amount	Shares	Amount
Shares sold	3,145,326	$23,481,984	7,090,726	$53,277,877
Shares issued to shareholders in
reinvestment of distributions	769,335	5,723,400	927,114	6,974,876
Shares reacquired	(6,802,691)	(50,722,310)	(6,492,439)	(48,594,938)

Net change	(2,888,030)	$(21,516,926)	1,525,401	$11,657,815
Class C shares
Shares sold	3,023,579	$22,507,817	5,457,312	$40,854,541
Shares issued to shareholders in
reinvestment of distributions	506,375	3,745,237	522,999	3,914,613
Shares reacquired	(4,263,101)	(31,585,150)	(3,789,810)	(28,215,092)

Net change	(733,147)	$(5,332,096)	2,190,501	$16,554,062
Class I shares
Shares sold	2,796,435	$20,868,063	4,179,938	$31,749,708
Shares issued to shareholders in
reinvestment of distributions	40,352	299,617	28,756	217,139
Shares reacquired	(903,916)	(6,722,281)	(271,921)	(2,054,355)

Net change	1,932,871	$14,445,399	3,936,773	$29,912,492

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended January 31, 2006 was $3,923, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended January 31, 2006.

38 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust III and the Shareholders of MFS High Yield Opportunities Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS High Yield Opportunities Fund (one of the portfolios constituting MFS Series Trust III) (the ‘‘Trust’’) as of January 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS High Yield Opportunities Fund as of January 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 24, 2006

ANNUAL REPORT 39

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of March 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(1)	Principal Occupations During the Past Five Years & Other Directorships(2)

INTERESTED TRUSTEES
Robert J. Manning(3)	Trustee	February 2004	Massachusetts Financial Services
(born 10/20/63)			Company, Chief Executive
Officer, President, Chief
Investment Officer and Director
Robert C. Pozen(3)	Trustee	February 2004	Massachusetts Financial Services
(born 08/08/46)			Company, Chairman (since
February 2004); Secretary of
Economic Affairs, The
Commonwealth of Massachusetts
(January 2002 to December 2002);
Fidelity Investments, Vice
Chairman (June 2000 to
December 2001); Fidelity
Management & Research
Company (investment adviser),
President (March 1997 to July
2001); Bell Canada Enterprises
(telecommunications), Director;
Medtronic, Inc. (medical
technology), Director; Telesat
(satellite communications),
Director
INDEPENDENT TRUSTEES
J. Atwood Ives	Trustee and	February 1992	Private investor; Eastern
(born 05/01/36)	Chair of		Enterprises (diversified services
	Trustees		company), Chairman, Trustee and
Chief Executive Officer (until
November 2000)
Robert E. Butler(4)	Trustee	January 2006	Consultant – regulatory and
(born 11/29/41)			compliance matters (since July
2002); PricewaterhouseCoopers
LLP (professional services firm),
Partner (November 2000 until
June 2002)
Lawrence H. Cohn, M.D.	Trustee	August 1993	Brigham and Women’s Hospital,
(born 03/11/37)			Senior Cardiac Surgeon, Chief of
Cardiac Surgery (until 2005);
Harvard Medical School, Professor
of Surgery; Brigham and Women’s
Hospital Physicians’ Organization,
Chair (2000 to 2004)

40 ANNUAL REPORT

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(1)	Principal Occupations During the Past Five Years & Other Directorships(2)

David H. Gunning	Trustee	January 2004	Cleveland-Cliffs Inc. (mining
(born 05/30/42)			products and service provider),
Vice Chairman/Director (since
April 2001); Encinitos Ventures
(private investment company),
Principal (1997 to April 2001);
Lincoln Electric Holdings, Inc.
(welding equipment
manufacturer), Director
William R. Gutow	Trustee	December 1993	Private investor and real estate
(born 09/27/41)			consultant; Capitol Entertainment
Management Company (video
franchise), Vice Chairman
Michael Hegarty	Trustee	December 2004	Retired; AXA Financial (financial
(born 12/21/44)			services and insurance), Vice
Chairman and Chief Operating
Officer (until May 2001); The
Equitable Life Assurance Society
(insurance), President and Chief
Operating Officer (until May 2001)
Lawrence T. Perera	Trustee	July 1981	Hemenway & Barnes (attorneys),
(born 06/23/35)			Partner
J. Dale Sherratt	Trustee	August 1993	Insight Resources, Inc.
(born 09/23/38)			(acquisition planning specialists),
President; Wellfleet Investments
(investor in health care
companies), Managing General
Partner (since 1993); Cambridge
Nutraceuticals (professional
nutritional products), Chief
Executive Officer (until May 2001)
Laurie J. Thomsen	Trustee	March 2005	Private investor; Prism Venture
(born 08/05/57)			Partners (venture capital), Co-
founder and General Partner
(until June 2004); St. Paul
Travelers Companies (commercial
property liability insurance),
Director
Robert W. Uek	Trustee	January 2006	Retired (since 1999);
(born 05/18/41)			PricewaterhouseCoopers LLP
(professional services firm),
Partner (until 1999); Consultant
to investment company industry
(since 2000); TT International
Funds (mutual fund complex),
Trustee (2000 until 2005);
Hillview Investment Trust II
Funds (mutual fund complex),
Trustee (2000 until 2005)

ANNUAL REPORT 41

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(1)	Principal Occupations During the Past Five Years & Other Directorships(2)

OFFICERS
Maria F. Dwyer(3)	President	November 2005	Massachusetts Financial Services
(born 12/01/58)			Company, Executive Vice
President and Chief Regulatory
Officer (since March 2004);
Fidelity Management & Research
Company, Vice President (prior
to March 2004); Fidelity Group of
Funds, President and Treasurer
(prior to March 2004)
Tracy Atkinson(3)	Treasurer	September 2005	Massachusetts Financial Services
(born 12/30/64)			Company, Senior Vice President
(since September 2004);
PricewaterhouseCoopers LLP,
Partner (prior to September 2004)
Christopher R. Bohane(3)	Assistant	July 2005	Massachusetts Financial Services
(born 1/18/74)	Secretary and		Company, Vice President and
	Assistant		Senior Counsel (since April
	Clerk		2003); Kirkpatrick & Lockhart
LLP (law firm), Associate (prior
to April 2003); Nvest Services
Company, Assistant Vice
President and Associate Counsel
(prior to January 2001)
Ethan D. Corey(3)	Assistant	July 2005	Massachusetts Financial Services
(born 11/21/63)	Secretary and		Company, Special Counsel (since
	Assistant		December 2004); Dechert LLP
	Clerk		(law firm), Counsel (prior to
December 2004)
David L. DiLorenzo(3)	Assistant	July 2005	Massachusetts Financial Services
(born 8/10/68)	Treasurer		Company, Vice President (since
June 2005); JP Morgan Investor
Services, Vice President (January
2001 to June 2005); State Street
Bank, Vice President and
Corporate Audit Manager (prior
to January 2001)
Timothy M. Fagan(3)	Assistant	September 2005	Massachusetts Financial Services
(born 7/10/68)	Secretary and		Company, Vice President and
	Assistant		Senior Counsel (since September
	Clerk		2005); John Hancock Advisers,
LLC, Vice President and Chief
Compliance Officer (September
2004 to August 2005), Senior
Attorney (prior to September
2004); John Hancock Group of
Funds, Vice President and Chief
Compliance Officer (September
2004 to December 2004)

42 ANNUAL REPORT

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(1)	Principal Occupations During the Past Five Years & Other Directorships(2)

Mark D. Fischer(3)	Assistant	July 2005	Massachusetts Financial Services
(born 10/27/70)	Treasurer		Company, Vice President (since
May 2005); JP Morgan Investment
Management Company, Vice
President (prior to May 2005)
Brian T. Hourihan(3)	Assistant	September 2004	Massachusetts Financial Services
(born 11/11/64)	Secretary and		Company, Vice President, Senior
	Assistant		Counsel and Assistant Secretary
	Clerk		(since June 2004); Affiliated
Managers Group, Inc., Chief Legal
Officer/Centralized Compliance
Program (January to April 2004);
Fidelity Research & Management
Company, Assistant General
Counsel (prior to January 2004)
Ellen Moynihan(3)	Assistant	April 1997	Massachusetts Financial Services
(born 11/13/57)	Treasurer		Company, Senior Vice President
Susan S. Newton(3)	Assistant	May 2005	Massachusetts Financial Services
(born 03/07/50)	Secretary and		Company, Senior Vice President
	Assistant		and Associate General Counsel
	Clerk		(since April 2005); John Hancock
Advisers, LLC, Senior Vice
President, Secretary and Chief
Legal Officer (prior to April
2005); John Hancock Group of
Funds, Senior Vice President,
Secretary and Chief Legal Officer
(prior to April 2005)
Susan A. Pereira(3)	Assistant	July 2005	Massachusetts Financial Services
(born 11/05/70)	Secretary and		Company, Vice President and
	Assistant		Senior Counsel (since June 2004);
	Clerk		Bingham McCutchen LLP (law
firm), Associate (January 2001 to
June 2004); Preti, Flaherty,
Beliveau, Pachios & Haley, LLC,
Associate (prior to January 2001)
Mark N. Polebaum(3)	Secretary and	January 2006	Massachusetts Financial Services
(born 05/01/52)	Clerk		Company, Executive Vice
President, General Counsel and
Secretary (since January 2006);
Wilmer Cutler Pickering Hale
and Dorr LLP (law firm), Partner
(prior to January 2006)

ANNUAL REPORT 43

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(1)	Principal Occupations During the Past Five Years & Other Directorships(2)

Frank L. Tarantino	Independent	June 2004	Tarantino LLC (provider of
(born 03/07/44)	Chief		compliance services), Principal
	Compliance		(since June 2004); CRA Business
	Officer		Strategies Group (consulting
services), Executive Vice
President (April 2003 to June
2004); David L. Babson & Co.
(investment adviser), Managing
Director, Chief Administrative
Officer and Director (February
1997 to March 2003)
James O. Yost(3)	Assistant	September 1990	Massachusetts Financial Services
(born 06/12/60)	Treasurer		Company, Senior Vice President

[1]	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
[2]	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
(i.e., ‘‘public companies’’).
[3]	‘‘Interested person’’ of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
[4]	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Trust’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders’ meeting in 2005, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741	225 Franklin Street, Boston, MA 02110
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741	200 Berkeley Street, Boston, MA 02116
Portfolio Managers
John F. Addeo
Scott B. Richards
Matthew W. Ryan

44 ANNUAL REPORT

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the Fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $1,894,226 as capital gain dividends paid during the fiscal year.

ANNUAL REPORT 45

CONTACT INFORMATION

Investor Service

Write to us at: MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Type of Information	Phone number	Hours, Eastern Time
General information	**1-800-225-2606**	8 a.m. to 8 p.m., any business day
Speech- or hearing-impaired	**1-800-637-6576**	9 a.m. to 5 p.m., any business day
Share prices, account balances exchanges or stock and bond outlooks	**1-800-MFS-TALK** (1-800-637-8255) touch-tone required	24 hours a day, 365 days a year

M F S[SM]
INVESTMENT MANAGEMENT®

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.

HYO-ANN-03/06 40M

d641421_report.pdf -- Converted by SECPublisher 4.0, created by BCL Technologies Inc., for SEC Filing

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning
Chief Executive Officer and Chief Investment Officer
MFS Investment Management®
March 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

ANNUAL REPORT 1

PORTFOLIO COMPOSITION

Top five bond industries (b)
Utilities – Electric Power	7.8%

Gaming & Lodging	7.1%

Medical & Health Technology &
Services	6.5%

Automotive	5.6%

Chemicals	4.7%

Credit quality of bonds (r)
AAA	0.3%

A	1.1%

BBB	4.4%

BB	39.2%

B	39.6%

CCC	13.7%

CC	0.4%

D	0.2%

Not Rated	1.1%

Portfolio facts
Average Duration (d)	4.5

Average Life (m)	7.6 yrs.

Average Maturity (m)	8.2 yrs.

Average Credit Quality of
Rated Securities (a)	B+

Average Short Term Quality	A-1

(b)	For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the ‘‘AAA’’-rating category.
Percentages are based on the total market value of investments as of 1/31/06.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
Percentages are based on net assets as of 1/31/06, unless otherwise noted.
The portfolio is actively managed, and current holdings may be different.

2 ANNUAL REPORT

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended January 31, 2006, Class A shares of the MFS High Income Fund provided a total return of 3.61%, at net asset value. In comparison, the fund’s benchmark, the Lehman Brothers U.S. High-Yield Corporate Bond Index returned 4.51% .

Detractors from performance

Several of our holdings in the more speculative ‘‘CCC’’-ratedr sectors of the high yield market held back the fund’s relative performance during the period. Holding lower-yielding issues relative to the benchmark also held back results as the fund generated a lower level of income than the benchmark.

Holdings that detracted from relative performance included bonds of packaging manufacturer Pliant, electrical contracting and maintenance company Integrated Electrical Services*, and independent power producer Calpine*. Our position in brokerage company Refco* also hurt relative returns as the value of the company’s debt declined due to its alleged involvement in fraudulent business practices.

Contributors to performance

The fund’s holdings in several strong-performing securities boosted relative results. These included bond positions in lottery equipment supplier GTECH Holdings, eyewear manufacturer Safilo Group, and specialty magazine publisher PRIMEDIA.

*Security was not held in the portfolio at period-end.

Respectfully,

John Addeo                               Scott Richards

Portfolio Manager                     Portfolio Manager

rBonds rated ‘‘BBB’’ or higher are considered investment grade; bonds rated ‘‘BB’’ or lower are considered non-investment grade.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund’s current or future investments.

ANNUAL REPORT 3

PERFORMANCE SUMMARY THROUGH 1/31/06

The following chart illustrates the historical performance of the fund’s Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. For most recent month-end performance, please visit mfs.com. (For the most recent month-end performance for Class I shares call 1-888-808-6374.) The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

4 ANNUAL REPORT

Performance summary – continued

Total returns through 1/31/06
Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/17/78	3.61%	5.81%	5.91%
B	9/27/93	2.90%	5.09%	5.18%
C	1/03/94	2.91%	5.09%	5.18%
I	1/02/97	3.92%	6.14%	6.19%
R	12/31/02	3.68%	5.70%	5.86%
R1	4/01/05	2.76%	5.06%	5.16%
R2	4/01/05	3.04%	5.12%	5.19%
R3	10/31/03	3.45%	5.26%	5.26%
R4	4/01/05	3.53%	5.79%	5.90%
R5	4/01/05	3.78%	5.84%	5.93%
529A	7/31/02	3.30%	5.56%	5.79%
529B	7/31/02	2.89%	4.85%	5.06%
529C	7/31/02	2.64%	4.86%	5.06%

Average annual
Comparative benchmarks

Average high current yield bond fund (l)	3.37%	5.06%	4.54%
Lehman Brothers U.S. High-Yield
Corporate Bond Index (s)	4.51%	7.63%	6.52%

Average annual with sales charge
Share class

A	-1.31%	4.78%	5.40%
With Initial Sales Charge (4.75%)
B	-0.94%	4.80%	5.18%
With CDSC (Declining over six years from 4% to 0%)
C	1.95%	5.09%	5.18%
With CDSC (1% for 12 months) (c)
529A	-1.60%	4.54%	5.27%
With Initial Sales Charge (4.75%)
529B	-0.96%	4.57%	5.06%
With CDSC (Declining over six years from 4% to 0%)
529C	1.68%	4.86%	5.06%
With CDSC (1% for 12 months) (c)

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC – Contingent Deferred Sales Charge.

(c) Assuming redemption within one year from the end of the prior month of purchase.

(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.

(s) Source: Standard & Poor’s Micropal, Inc.

ANNUAL REPORT 5

Performance summary – continued

Index Definition

Lehman Brothers U.S. High-Yield Corporate Bond Index – measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

Notes to Performance Summary

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for classes I, R, R4, R5 and 529A shares includes the performance of the fund’s class A shares for periods prior to their offering. Performance for classes R1, R2, R3 and 529B shares includes the performance of the fund’s class B shares for periods prior to their offering. Performance for class 529C shares includes the performance of the fund’s class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

6 ANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period, August 1, 2005 through January 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005 through January 31, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT 7

Expense table – continued

					Expenses
		Annualized	Beginning	Ending	Paid During
Share		Expense	Account Value	Account Value	Period (p)
Class		Ratio	8/01/05	1/31/06	8/01/05-1/31/06
A	Actual	0.98%	$1,000.00	$1,015.40	$4.98
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
B	Actual	1.71%	$1,000.00	$1,009.30	$8.66
	Hypothetical (h)	1.71%	$1,000.00	$1,016.59	$8.69
C	Actual	1.71%	$1,000.00	$1,011.90	$8.67
	Hypothetical (h)	1.71%	$1,000.00	$1,016.59	$8.69
I	Actual	0.71%	$1,000.00	$1,016.90	$3.61
	Hypothetical (h)	0.71%	$1,000.00	$1,021.63	$3.62
R	Actual	1.21%	$1,000.00	$1,014.40	$6.14
	Hypothetical (h)	1.21%	$1,000.00	$1,019.11	$6.16
R1	Actual	1.84%	$1,000.00	$1,011.20	$9.33
	Hypothetical (h)	1.84%	$1,000.00	$1,015.93	$9.35
R2	Actual	1.49%	$1,000.00	$1,012.90	$7.56
	Hypothetical (h)	1.49%	$1,000.00	$1,017.69	$7.58
R3	Actual	1.40%	$1,000.00	$1,013.50	$7.11
	Hypothetical (h)	1.40%	$1,000.00	$1,018.15	$7.12
R4	Actual	1.16%	$1,000.00	$1,014.80	$5.89
	Hypothetical (h)	1.16%	$1,000.00	$1,019.36	$5.90
R5	Actual	0.79%	$1,000.00	$1,016.40	$4.02
	Hypothetical (h)	0.79%	$1,000.00	$1,021.22	$4.02
529A	Actual	1.31%	$1,000.00	$1,013.80	$6.65
	Hypothetical (h)	1.31%	$1,000.00	$1,018.60	$6.67
529B	Actual	1.96%	$1,000.00	$1,010.50	$9.93
	Hypothetical (h)	1.96%	$1,000.00	$1,015.32	$9.96
529C	Actual	1.96%	$1,000.00	$1,008.00	$9.92
	Hypothetical (h)	1.96%	$1,000.00	$1,015.32	$9.96

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund’s Class R1, Class R2, and Class R3 retirement plan administration and services fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect through the entire six month period, the annualized expense ratio would have been 1.80%, 1.44%, and 1.36% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $9.13, $7.31, and $6.90 for Class R1, Class R2, and Class R3, respectively.

8 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS – 1/31/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Bonds - 93.1%

Issuer	Shares/Par	Value ($)

Advertising & Broadcasting - 4.2%

Allbritton Communications Co., 7.75%, 2012	$5,515,000	$5,528,787
DIRECTV Holdings LLC, 8.375%, 2013	1,813,000	1,944,442
DIRECTV Holdings LLC, 6.375%, 2015	2,955,000	2,895,900
EchoStar DBS Corp., 6.375%, 2011	9,325,000	9,091,875
Granite Broadcasting Corp., 9.75%, 2010	4,485,000	3,868,312
Innova S. de R.L., 9.375%, 2013	2,030,000	2,250,763
Intelsat Ltd., 8.625%, 2015(a)	4,005,000	4,015,013
Intelsat Ltd., 0% to 2010, 9.25% to 2015(a)	5,720,000	3,775,200
Lamar Media Corp., 7.25%, 2013	2,700,000	2,787,750
Lamar Media Corp., 6.625%, 2015	1,000,000	1,005,000
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014	9,860,000	6,951,300
Paxson Communications Corp., FRN, 10.7769%, 2013(a)	7,345,000	7,051,200
Quebecor Media, Inc., 7.75%, 2016(a)	1,855,000	1,892,100
Sirius Satellite Radio, Inc., 9.625%, 2013	3,135,000	3,080,138
		$56,137,780

Aerospace - 1.0%

Argo-Tech Corp., 9.25%, 2011	$4,820,000	$5,121,250
DRS Technologies, Inc., 7.625%, 2018	4,810,000	4,882,150
Transdigm, Inc., 8.375%, 2011	3,635,000	3,816,750
		$13,820,150

Airlines - 0.8%

Continental Airlines, Inc., 6.9%, 2017	$1,306,292	$1,128,142
Continental Airlines, Inc., 6.748%, 2017	2,805,222	2,444,380
Continental Airlines, Inc., 6.795%, 2018	6,484,740	5,635,645
Continental Airlines, Inc., 7.566%, 2020	1,982,428	1,847,597
		$11,055,764

Apparel Manufacturers - 0.5%

Levi Strauss & Co., 12.25%, 2012	$2,985,000	$3,387,975
Levi Strauss & Co., 9.75%, 2015	2,300,000	2,423,625
Quiksilver, Inc., 6.875%, 2015	930,000	892,800
		$6,704,400

Asset Backed & Securitized - 2.5%

Airplane Pass-Through Trust, ‘‘D’’, 10.875%, 2019(r)(d)	$5,185,425	$0
Anthracite CDO Ltd., 6%, 2037(a)	5,148,000	4,502,894
Asset Securitization Corp., FRN, 8.2925%, 2029	2,786,991	2,945,289
Asset Securitization Corp., FRN, 8.7825%, 2029(a)	2,000,000	1,785,234
Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2030(a)	5,000,000	4,973,505
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031	4,500,000	5,000,080

	ANNUAL REPORT 9

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Asset Backed & Securitized - continued

Falcon Franchise Loan LLC, FRN, 3.7884%, 2025(i)	$17,479,094	$2,844,988
First Union National Bank Commercial Mortgage Corp.,
6.75%, 2032	2,000,000	1,997,605
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033	4,000,000	4,012,707
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
1.1593%, 2030(i)	44,685,300	1,157,930
Morgan Stanley Capital I, FRN, Inc., 1.4906%, 2039(a)(i)	23,489,233	1,708,466
Mortgage Capital Funding, Inc., 7.214%, 2027	2,500,000	2,549,802
		$33,478,500

Automotive - 5.5%

Ford Motor Credit Co., 4.95%, 2008	$3,475,000	$3,205,357
Ford Motor Credit Co., 5.625%, 2008	5,135,000	4,668,444
Ford Motor Credit Co., 6.625%, 2008	5,558,000	5,230,000
Ford Motor Credit Co., 5.8%, 2009	4,320,000	3,919,571
Ford Motor Credit Co., 8.625%, 2010	3,855,000	3,710,989
Ford Motor Credit Co., 7%, 2013	4,335,000	3,926,730
General Motors Acceptance Corp., 6.125%, 2008	4,395,000	4,225,625
General Motors Acceptance Corp., 5.85%, 2009	4,070,000	3,833,411
General Motors Acceptance Corp., 6.75%, 2014	17,476,000	16,562,774
Goodyear Tire & Rubber Co., 9%, 2015	6,885,000	6,885,000
Lear Corp., 8.11%, 2009	3,920,000	3,606,400
Lear Corp., 5.75%, 2014	3,105,000	2,530,575
Navistar International Corp., 7.5%, 2011	6,565,000	6,499,350
TRW Automotive, Inc., 9.375%, 2013	2,553,000	2,776,388
TRW Automotive, Inc., 11%, 2013	1,680,000	1,906,800
		$73,487,414

Broadcast & Cable TV - 3.3%

Adelphia Communications Corp., ‘‘B’’, 9.25%, 2002(d)	$1,245,000	$818,587
Cablevision Systems Corp., 8%, 2012	3,125,000	2,976,562
CCH I Holdings LLC, 9.92%, 2014(a)	4,150,000	2,116,500
CCH I Holdings LLC, 11%, 2015(a)	11,145,000	9,166,762
CCO Holdings LLC, 8.75%, 2013	2,560,000	2,457,600
Charter Communications, Inc., 8.625%, 2009	4,030,000	2,982,200
Charter Communications, Inc., 8.375%, 2014(a)	2,130,000	2,127,337
CSC Holdings, Inc., 8.125%, 2009	4,730,000	4,800,950
CSC Holdings, Inc., 6.75%, 2012(a)	3,855,000	3,681,525
FrontierVision Holdings LP, 11.875%, 2007(d)	250,000	300,000
FrontierVision Operating Partners LP, 11%, 2006(d)	6,575,000	9,007,750
Mediacom LLC, 9.5%, 2013	3,820,000	3,791,350
		$44,227,123

10 ANNUAL REPORT

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)

Bonds - continued

Building - 1.2%

Goodman Global Holdings, Inc., 7.875%, 2012(a)		$5,020,000	$4,743,900
Interface, Inc., 10.375%, 2010		3,391,000	3,687,713
Nortek Holdings, Inc., 8.5%, 2014		2,835,000	2,757,038
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014		4,095,000	2,615,681
Texas Industries, Inc., 7.25%, 2013		2,085,000	2,152,763
			$15,957,095

Business Services - 1.9%

Iron Mountain, Inc., 8.625%, 2013		$1,095,000	$1,141,538
Iron Mountain, Inc., 7.75%, 2015		2,610,000	2,649,150
Lucent Technologies, Inc., 5.5%, 2008		2,825,000	2,768,500
Lucent Technologies, Inc., 6.45%, 2029		1,555,000	1,306,200
Northern Telecom Corp., 6.875%, 2023		2,420,000	2,165,900
Northern Telecom Corp., 7.875%, 2026		1,500,000	1,470,000
SunGard Data Systems, Inc., 10.25%, 2015(a)		3,695,000	3,713,475
Xerox Corp., 7.625%, 2013		9,650,000	10,253,125
			$25,467,888

Chemicals - 4.7%

ARCO Chemical Co., 9.8%, 2020		$3,180,000	$3,553,650
Basell AF SCA, 8.375%, 2015(a)		5,140,000	5,133,575
BCP Crystal Holdings Corp., 9.625%, 2014		2,487,000	2,760,570
Crystal U.S. Holdings LLC, ‘‘A’’, 0% to 2009, 10% to 2014		1,238,000	922,310
Crystal U.S. Holdings LLC, ‘‘B’’, 0% to 2009, 10.5% to 2014		6,922,000	5,122,280
Equistar Chemicals, 10.625%, 2011		2,440,000	2,684,000
Hercules, Inc., 6.75%, 2029		4,130,000	3,975,125
Huntsman International LLC, 10.125%, 2009		4,116,000	4,254,915
Huntsman International LLC, 7.375%, 2015(a)		6,535,000	6,616,688
IMC Global, Inc., 10.875%, 2013		2,230,000	2,564,500
KI Holdings, Inc., 0% to 2009, 9.875% to 2014		5,855,000	3,922,850
Kronos International, Inc., 8.875%, 2009	EUR	300,000	382,552
Lyondell Chemical Co., 9.5%, 2008		$2,115,000	2,218,106
Lyondell Chemical Co., 11.125%, 2012		2,580,000	2,896,050
Nalco Co., 7.75%, 2011		1,810,000	1,846,200
Nalco Co., 8.875%, 2013		2,665,000	2,784,925
Resolution Performance Products LLC, 13.5%, 2010		2,680,000	2,860,900
Rhodia S.A., 8.875%, 2011		3,465,000	3,534,300
Rockwood Specialties Group, Inc., 10.625%, 2011		2,781,000	3,038,243
Rockwood Specialties Group, Inc., 7.5%, 2014		820,000	808,725
			$61,880,464

		ANNUAL REPORT 11

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)

Bonds - continued

Construction - 1.6%

Beazer Homes USA, Inc., 6.875%, 2015		$4,475,000	$4,363,125
D.R. Horton, Inc., 8%, 2009		5,025,000	5,344,148
Technical Olympic USA, Inc., 9%, 2010		1,475,000	1,513,719
Technical Olympic USA, Inc., 7.5%, 2011		1,740,000	1,589,925
Technical Olympic USA, Inc., 7.5%, 2015		2,990,000	2,605,038
WCI Communities, Inc., 7.875%, 2013		4,210,000	4,104,750
WCI Communities, Inc., 6.625%, 2015		2,250,000	2,002,500
			$21,523,205

Consumer Goods & Services - 2.4%

ACCO Brands Corp., 7.625%, 2015		$970,000	$925,137
Bombardier Recreational Products, Inc., 8.375%, 2013		3,120,000	3,174,600
Church & Dwight Co., Inc., 6%, 2012		4,230,000	4,155,975
GEO Group, Inc., 8.25%, 2013		1,575,000	1,571,062
Playtex Products, Inc., 9.375%, 2011		3,720,000	3,910,650
Revlon Consumer Products Corp., 9.5%, 2011		4,385,000	4,034,200
Safilo Capital International S.A., 9.625%, 2013(a)	EUR	4,150,250	5,747,002
Samsonite Corp., 8.875%, 2011		$4,220,000	4,452,100
Service Corp. International, 7%, 2017(a)		4,360,000	4,425,400
			$32,396,126

Containers - 1.8%

Crown Americas, 7.75%, 2015(a)		$6,530,000	$6,774,875
Greif, Inc., 8.875%, 2012		4,125,000	4,393,125
Owens-Brockway Glass Container, Inc., 8.875%, 2009		3,305,000	3,449,594
Owens-Brockway Glass Container, Inc., 8.25%, 2013		5,000,000	5,262,500
Plastipak Holdings, Inc., 8.5%, 2015(a)		1,435,000	1,470,875
Pliant Corp., 11.625%, 2009(p)		472,734	514,098
Pliant Corp., 11.125%, 2009		1,455,000	1,269,488
			$23,134,555

Defense Electronics - 0.5%

L-3 Communications Holdings, Inc, 6.125%, 2014		$4,600,000	$4,542,500
L-3 Communications Holdings, Inc., 5.875%, 2015		2,720,000	2,624,800
			$7,167,300

Electronics - 0.5%

Flextronics International Ltd., 6.5%, 2013		$4,010,000	$4,040,075
Flextronics International Ltd., 6.25%, 2014		2,380,000	2,338,350
Magnachip Semiconductor S.A., 8%, 2014		560,000	541,800
			$6,920,225

Emerging Market Quasi-Sovereign - 0.6%

Gazprom OAO, 9.625%, 2013(a)		$2,140,000	$2,565,325
Gazprom OAO, 8.625%, 2034(a)		3,897,000	4,921,911
			$7,487,236

12 ANNUAL REPORT

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)

Bonds - continued

Emerging Market Sovereign - 0.5%

Federal Republic of Brazil, 8.875%, 2019		$2,142,000	$2,474,010
Republic of Panama, 9.375%, 2029		794,000	1,028,230
Russian Ministry of Finance, 12.75%, 2028		1,759,000	3,186,077
			$6,688,317

Energy - Independent - 2.9%

Belden & Blake Corp., 8.75%, 2012		$2,915,000	$2,995,162
Chesapeake Energy Corp., 7%, 2014		5,187,000	5,355,577
Chesapeake Energy Corp., 6.375%, 2015		4,780,000	4,768,050
Chesapeake Energy Corp., 6.875%, 2016		7,565,000	7,716,300
Clayton Williams Energy, Inc., 7.75%, 2013		4,140,000	4,072,725
Kerr-McGee Corp., 6.95%, 2024		4,230,000	4,466,943
Newfield Exploration Co., 6.625%, 2014		5,010,000	5,166,563
Plains Exploration & Production Co., 7.125%, 2014		4,105,000	4,310,250
			$38,851,570

Energy - Integrated - 0.3%

Amerada Hess Corp., 7.3%, 2031		$3,420,000	$3,977,190

Entertainment - 1.1%

AMC Entertainment, Inc., 9.5%, 2011		$2,542,000	$2,402,190
AMC Entertainment, Inc., 8.625%, 2012		5,280,000	5,464,800
AMC Entertainment, Inc., 11%, 2016(a)		1,565,000	1,572,825
Six Flags, Inc., 9.75%, 2013		4,550,000	4,658,063
			$14,097,878

Food & Non-Alcoholic Beverages - 1.3%

B&G Foods Holding Corp., 8%, 2011		$2,625,000	$2,700,469
Dean Foods Co., 6.625%, 2009		3,805,000	3,890,612
Michael Foods, Inc., 8%, 2013		5,100,000	5,240,250
Smithfield Foods, Inc., 7%, 2011		4,420,000	4,486,300
United Biscuits Finance PLC, 10.625%, 2011	EUR	1,000,000	1,296,478
			$17,614,109

Forest & Paper Products - 3.0%

Abitibi-Consolidated, Inc., 8.55%, 2010		$2,201,000	$2,156,980
Abitibi-Consolidated, Inc., 7.75%, 2011		4,970,000	4,659,375
Buckeye Technologies, Inc., 8.5%, 2013		4,580,000	4,602,900
Graphic Packaging International Corp., 9.5%, 2013		5,965,000	5,607,100
Jefferson Smurfit Corp., 8.25%, 2012		2,905,000	2,759,750
JSG Funding LLC, 11.5%, 2015(a)(p)(d)	EUR	6,083,223	7,176,218
MDP Acquisitions PLC, 9.625%, 2012		$4,145,000	4,279,713
Norske Skog Canada Ltd., 8.625%, 2011		3,885,000	3,729,600
Norske Skog Canada Ltd., 7.375%, 2014		2,815,000	2,477,200
Stone Container Corp., 7.375%, 2014		2,995,000	2,673,038
			$40,121,874
		ANNUAL REPORT 13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Gaming & Lodging - 6.9%

Aztar Corp., 7.875%, 2014	$6,015,000	$6,240,562
Boyd Gaming Corp., 6.75%, 2014	5,835,000	5,732,887
Caesars Entertainment, Inc., 8.875%, 2008	1,550,000	1,677,875
Caesars Entertainment, Inc., 8.125%, 2011	6,340,000	6,989,850
Greektown Holdings, 10.75%, 2013(a)	2,505,000	2,492,475
GTECH Holdings Corp., 5.25%, 2014	4,625,000	4,796,606
Host Marriott LP, 7.125%, 2013	5,110,000	5,256,913
Host Marriott LP, 6.375%, 2015	2,495,000	2,463,813
Majestic Star Casino LLC, 9.5%, 2010	1,360,000	1,451,800
Majestic Star Casino LLC, 9.75%, 2011(a)	1,290,000	1,319,025
Mandalay Resort Group, 9.375%, 2010	3,525,000	3,886,313
MGM Mirage, Inc., 8.5%, 2010	3,075,000	3,336,375
MGM Mirage, Inc., 8.375%, 2011	8,115,000	8,723,625
MGM Mirage, Inc., 5.875%, 2014	3,010,000	2,900,888
Penn National Gaming, Inc., 6.75%, 2015	905,000	902,738
Pinnacle Entertainment, Inc., 8.25%, 2012	3,795,000	3,927,825
Pinnacle Entertainment, Inc., 8.75%, 2013	1,605,000	1,709,325
Royal Caribbean Cruises Ltd., 6.875%, 2013	8,490,000	9,013,527
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	9,200,000	10,074,000
Station Casinos, Inc., 6.5%, 2014	3,795,000	3,785,513
Station Casinos, Inc., 6.875%, 2016	315,000	320,119
Wynn Las Vegas LLC, 6.625%, 2014	5,260,000	5,121,925
		$92,123,979

Industrial - 2.8%

Amsted Industries, Inc., 10.25%, 2011(a)	$4,525,000	$4,864,375
Da-Lite Screen Co., Inc., 9.5%, 2011	2,780,000	2,932,900
JohnsonDiversey Holdings, Inc., ‘‘B’’, 9.625%, 2012	5,140,000	5,217,100
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013	9,840,000	8,265,600
Knowledge Learning Corp., 7.75%, 2015(a)	2,615,000	2,497,325
Milacron Escrow Corp., 11.5%, 2011	5,580,000	5,035,950
Valmont Industries, Inc., 6.875%, 2014	4,285,000	4,317,138
Wesco Distribution, Inc., 7.5%, 2017(a)	3,480,000	3,540,900
		$36,671,288

Insurance - 0.6%

UnumProvident Corp., 7.625%, 2011	$3,713,000	$4,003,067
UnumProvident Corp., 6.85%, 2015(a)	3,731,000	3,892,813
		$7,895,880

Insurance - Property & Casualty - 0.4%

AXIS Capital Holdings Ltd., 5.75%, 2014	$2,890,000	$2,874,148
Marsh & McLennan Cos., Inc., 5.75%, 2015	2,266,000	2,265,837
		$5,139,985
14 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Machinery & Tools - 1.5%

Case Corp., 7.25%, 2016	$5,125,000	$4,920,000
Case New Holland, Inc., 9.25%, 2011	5,085,000	5,440,950
Terex Corp., 10.375%, 2011	6,035,000	6,382,013
Terex Corp., 7.375%, 2014	3,595,000	3,612,975
		$20,355,938

Medical & Health Technology & Services - 6.4%

AmerisourceBergen Corp., 5.875%, 2015(a)	$4,205,000	$4,257,562
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015	8,325,000	5,390,437
DaVita, Inc., 6.625%, 2013	2,665,000	2,691,650
DaVita, Inc., 7.25%, 2015	4,275,000	4,301,719
Extendicare Health Services, Inc., 6.875%, 2014	4,390,000	4,291,225
Fisher Scientific International, Inc., 6.75%, 2014	895,000	929,681
Fisher Scientific International, Inc., 6.125%, 2015	5,155,000	5,161,444
HCA, Inc., 7.875%, 2011	9,860,000	10,553,996
HCA, Inc., 6.375%, 2015	12,340,000	12,319,503
Healthsouth Corp., 7.625%, 2012	3,795,000	3,994,238
Omnicare, Inc., 6.875%, 2015	5,165,000	5,171,456
Psychiatric Solutions, Inc., 7.75%, 2015	3,495,000	3,617,325
Select Medical Corp., 7.625%, 2015	4,405,000	3,920,450
Tenet Healthcare Corp., 9.875%, 2014	5,425,000	5,425,000
Tenet Healthcare Corp., 9.25%, 2015(a)	2,455,000	2,405,900
Triad Hospitals, Inc., 7%, 2013	6,445,000	6,501,394
U.S. Oncology, Inc., 10.75%, 2014	3,595,000	3,972,475
		$84,905,455

Medical Equipment - 0.4%

Warner Chilcott Corp., 8.75%, 2015(a)	$5,130,000	$5,027,400

Metals & Mining - 1.5%

Acme Metal, Inc., 10.875%, 2007(d)	$2,675,000	$0
Century Aluminum Co., 7.5%, 2014	5,675,000	5,816,875
Massey Energy Co., 6.875%, 2013(a)	3,990,000	4,024,913
Peabody Energy Corp., 5.875%, 2016	5,630,000	5,517,400
Russel Metals, Inc., 6.375%, 2014	4,660,000	4,520,200
		$19,879,388

Natural Gas - Distribution - 0.4%

AmeriGas Partners LP, 7.25%, 2015	$3,050,000	$3,057,625
AmeriGas Partners LP, 7.125%, 2016	2,080,000	2,064,400
		$5,122,025

	ANNUAL REPORT 15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Natural Gas - Pipeline - 3.8%

ANR Pipeline Co., 9.625%, 2021	$3,165,000	$3,982,592
Atlas Pipeline Partners LP, 8.125%, 2015(a)	3,830,000	3,944,900
Colorado Interstate Gas Co., 5.95%, 2015	2,880,000	2,818,644
El Paso Energy Corp., 7.625%, 2010	3,805,000	4,007,278
El Paso Energy Corp., 7%, 2011	8,970,000	9,115,762
El Paso Energy Corp., 7.75%, 2013	7,995,000	8,454,712
Enterprise Products Operating LP, 6.375%, 2013	2,480,000	2,587,054
Enterprise Products Operating LP, 5.6%, 2014	4,372,000	4,347,836
Transcontinental Gas Pipe Line Corp., 7%, 2011	2,705,000	2,850,394
Williams Cos., Inc., 7.125%, 2011	6,128,000	6,388,440
Williams Cos., Inc., 7.75%, 2031	1,340,000	1,453,900
		$49,951,512

Network & Telecom - 4.4%

AT&T Corp., 7.3%, 2011	$3,315,000	$3,653,140
AT&T Corp., 9.75%, 2031	2,290,000	2,831,397
Cincinnati Bell, Inc., 8.375%, 2014	2,930,000	2,878,725
Citizens Communications Co., 9.25%, 2011	5,641,000	6,205,100
Citizens Communications Co., 6.25%, 2013	3,355,000	3,254,350
Citizens Communications Co., 9%, 2031	1,275,000	1,313,250
Eircom Funding PLC, 8.25%, 2013	1,725,000	1,837,125
Espirit Telecom Group PLC, 10.875%, 2008(d)	370,000	0
GCI, Inc., 7.25%, 2014	2,760,000	2,718,600
Hawaiian Telecom Communications, Inc., 9.75%, 2013(a)	2,650,000	2,616,875
Hawaiian Telecom Communications, Inc., 12.5%, 2015(a)	635,000	595,312
MCI, Inc., 6.908%, 2007	3,415,000	3,449,150
MCI, Inc., 7.688%, 2009	2,885,000	2,975,156
Qwest Capital Funding, Inc., 7.25%, 2011	4,960,000	4,997,200
Qwest Corp., 7.875%, 2011	6,125,000	6,477,188
Qwest Corp., 8.875%, 2012	6,255,000	6,927,413
Time Warner Telecom Holdings, Inc., 9.25%, 2014	4,870,000	5,186,550
		$57,916,531

Oil Services - 0.6%

GulfMark Offshore, Inc., 7.75%, 2014	$3,635,000	$3,798,575
Hanover Compressor Co., 9%, 2014	3,785,000	4,135,112
		$7,933,687

Oils - 0.2%

Premcor Refining Group, Inc., 7.5%, 2015	$1,795,000	$1,911,813

Pollution Control - 0.5%

Allied Waste North America, Inc., 6.5%, 2010	$975,000	$967,687
Allied Waste North America, Inc., 7.875%, 2013	5,305,000	5,503,937
		$6,471,624

16 ANNUAL REPORT

Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)

Bonds - continued

Precious Metals & Minerals - 0.4%

Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014		$5,050,000	$5,119,437

Printing & Publishing - 2.7%

American Media Operations, Inc., 8.875%, 2011		$4,790,000	$4,071,500
Dex Media East LLC, 12.125%, 2012		2,421,000	2,802,307
Dex Media, Inc., 0% to 2008, 9% to 2013		10,320,000	8,514,000
Dex Media, Inc., 0% to 2008, 9% to 2013		3,370,000	2,780,250
Lighthouse International Co. S.A., 8%, 2014(a)	EUR	2,150,000	2,820,145
MediaNews Group, Inc., 6.875%, 2013		$4,185,000	3,933,900
PRIMEDIA, Inc., 8.875%, 2011		2,785,000	2,603,975
R.H. Donnelley Corp., 8.875%, 2016(a)		3,705,000	3,742,050
WDAC Subsidiary Corp., 8.375%, 2014(a)		4,390,000	4,269,275
			$35,537,402

Railroad & Shipping - 0.4%

Kansas City Southern Railway Co., 7.5%, 2009		$2,000,000	$2,062,500
TFM S.A. de C.V., 9.375%, 2012		826,000	908,600
TFM S.A. de C.V., 12.5%, 2012		2,050,000	2,326,750
			$5,297,850

Restaurants - 0.3%

Carrols Corp., 9%, 2013		$2,145,000	$2,091,375
Denny’s Corp. Holdings, Inc., 10%, 2012		2,215,000	2,264,837
			$4,356,212

Retailers - 2.7%

Buhrmann U.S., Inc., 7.875%, 2015		$4,225,000	$4,140,500
Couche-Tard, Inc., 7.5%, 2013		6,535,000	6,780,062
Dollar General Corp., 8.625%, 2010		4,695,000	5,117,550
Finlay Fine Jewelry Corp., 8.375%, 2012		3,725,000	3,305,937
GSC Holdings Corp., 8%, 2012(a)		3,860,000	3,749,025
J.C. Penney Corp., Inc., 8%, 2010		3,615,000	3,945,841
Neiman Marcus Group, Inc., 9%, 2015(a)		3,785,000	3,926,938
Rite Aid Corp., 8.125%, 2010		4,040,000	4,120,800
			$35,086,653

Specialty Stores - 0.3%

Payless ShoeSource, Inc., 8.25%, 2013		$3,935,000	$4,141,588

Steel - 0.4%

AK Steel Holding Corp., 7.75%, 2012		$1,550,000	$1,511,250
Chaparral Steel Co., 10%, 2013		3,560,000	3,916,000
Northwestern Steel & Wire Co., 9.5%, 2049(d)		680,000	0
			$5,427,250

Supermarkets - 0%

Jitney Jungle Stores of America, Inc., 10.375%, 2007(d)		500,000	$0

		ANNUAL REPORT 17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Telecommunications - Wireless - 3.7%

Alamosa Holdings, Inc., 12%, 2009	$4,280,000	$4,649,150
American Tower Corp., 7.125%, 2012	1,755,000	1,820,812
American Towers, Inc., 7.25%, 2011	2,655,000	2,767,837
Centennial Communications Corp., 10%, 2013(a)	1,090,000	1,128,150
Centennial Communications Corp., 10.125%, 2013	2,365,000	2,589,675
Dolphin Telecom PLC, 11.5%, 2008(d)	11,625,000	0
Dolphin Telecom PLC, 14%, 2009(d)	5,335,000	0
IWO Holdings, Inc., FRN, 8.35%, 2012	565,000	586,188
Nextel Communications, Inc., 5.95%, 2014	17,355,000	17,478,151
Rogers Wireless, Inc., 6.375%, 2014	5,120,000	5,145,600
Rogers Wireless, Inc., 7.5%, 2015	3,575,000	3,878,875
Rural Cellular Corp., 9.875%, 2010	4,275,000	4,595,625
U.S. Unwired, Inc., 10%, 2012	3,315,000	3,754,238
Wind Acquisition Finance S.A., 10.75%, 2015(a)	1,155,000	1,231,519
		$49,625,820

Tire & Rubber - 0.3%

Cooper Standard Automotive, Inc., 8.375%, 2014	$4,725,000	$3,744,562

Tobacco - 0.5%

R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012	$3,715,000	$3,807,875
R.J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015(a)	3,175,000	3,262,313
		$7,070,188

Transportation - Services - 1.2%

CHC Helicopter Corp., 7.375%, 2014	$2,830,000	$2,872,450
Hertz Corp., 8.875%, 2014(a)	2,740,000	2,829,050
Stena AB, 7.5%, 2013	1,785,000	1,740,375
Stena AB, 7%, 2016	4,610,000	4,275,775
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	3,595,000	3,693,863
		$15,411,513

Utilities - Electric Power - 7.7%

AES Corp., 8.75%, 2013(a)	$665,000	$723,187
AES Corp., 9%, 2015(a)	7,505,000	8,217,975
Allegheny Energy Supply Co., LLC, 8.25%, 2012(a)	5,860,000	6,504,600
CMS Energy Corp., 8.5%, 2011	6,060,000	6,582,675
Dynegy Holdings, Inc., 9.875%, 2010(a)	1,530,000	1,675,350
Dynegy Holdings, Inc., 10.125%, 2013(a)	2,555,000	2,883,956
Empresa Nacional de Electricidad S.A., 8.35%, 2013	1,130,000	1,273,953
Enersis S.A., 7.375%, 2014	3,763,000	4,013,010
FirstEnergy Corp., 6.45%, 2011	2,391,000	2,513,560
Midwest Generation LLC, 8.75%, 2034	7,100,000	7,774,500
Mirant North America LLC, 7.375%, 2013(a)	3,395,000	3,454,413
Mission Energy Holding Co., 13.5%, 2008	3,695,000	4,267,725

18 ANNUAL REPORT

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Utilities - Electric Power - continued

Nevada Power Co., 6.5%, 2012	$910,000	$932,750
Nevada Power Co., 5.875%, 2015	2,480,000	2,465,614
NorthWestern Corp., 5.875%, 2014	4,425,000	4,393,534
NRG Energy, Inc., 8%, 2013	4,098,000	4,569,270
NRG Energy, Inc., 7.375%, 2016	9,235,000	9,396,613
PSEG Energy Holdings LLC, 8.625%, 2008	3,570,000	3,757,425
Reliant Energy, Inc., 6.75%, 2014	755,000	649,300
Reliant Resources, Inc., 9.25%, 2010	3,710,000	3,663,625
Reliant Resources, Inc., 9.5%, 2013	90,000	89,100
Sierra Pacific Power Co., 6.25%, 2012	2,115,000	2,157,300
TECO Energy, Inc., 7%, 2012	3,840,000	4,060,800
Texas Genco LLC, 6.875%, 2014(a)	4,090,000	4,427,425
TXU Corp., 5.55%, 2014	12,255,000	11,507,960
		$101,955,620

Total Bonds (Identified Cost, $1,232,828,552)		$1,236,276,763

Stocks - 1.2%

Automotive - 0.3%

Magna International, Inc., ‘‘A’’	59,800	$4,425,200

Broadcast & Cable TV - 0.2%

Sinclair Broadcast Group, Inc., ‘‘A’’	393,554	$3,132,690

Metals & Mining - 0%

Oxford Automotive, Inc.(n)	1,087	$0

Pharmaceuticals - 0.3%

Merck & Co., Inc.	93,800	$3,236,100

Printing & Publishing - 0%

Golden Books Family Entertainment, Inc.(n)	206,408	$0

Specialty Chemicals - 0%

Sterling Chemicals, Inc.(n)	86	$912

Telecommunications - Wireless - 0.1%

Vodafone Group PLC, ADR	52,506	$1,108,402

Telephone Services - 0.3%

NTL, Inc.(n)	44,345	$2,804,821
Telewest Global, Inc.(n)	51,005	1,188,417
		$3,993,238

Total Stocks (Identified Cost, $18,073,632)		$15,896,542

	ANNUAL REPORT 19

Portfolio of Investments – continued
Convertible Preferred Stock - 0.6%

Issuer			Shares/Par	Value ($)

Automotive - 0.6%

General Motors Corp., 5.25% (Identified Cost, $7,515,173)			445,204	$7,354,770

Preferred Stocks - 0.3%

Broadcast & Cable TV - 0.3%

Paxson Communications Corp., 14.25%(p)(n)			148	$1,272,800
Spanish Broadcasting Systems, Inc., ‘‘B’’, 10.75%(p)			2,034	2,196,720
				$3,469,520

Consumer Goods & Services - 0%

Renaissance Cosmetics, Inc., 14%(n)			8,899	$0

Real Estate - 0%

HRPT Properties Trust, ‘‘B’’, 8.75%			4,500	$115,200

Telephone Services - 0%

PTV, Inc., ‘‘A’’, 10%(n)			98	$206

Total Preferred Stocks (Identified Cost, $3,318,898)				$3,584,926

Warrants - 0%

	Strike
Issuer	Price	1st Exercise	Shares/Par	Value ($)

Cybernet Internet Services (Computer
Software)(n)	$22.28	10/29/99	3,385	$0
GT Group Telecom, Inc. (Telephone
Services)(n)	0.00	8/01/00	11,650	0
Knology, Inc. (Network & Telecom)(a)(n)	0.10	11/22/97	2,475	0
Loral Space & Communications Ltd.
(Business Services)(n)	0.14	1/28/97	5,000	0
Loral Space & Communications Ltd.
(Business Services)(n)	0.14	1/28/97	11,775	0
Pliant Corp. (Containers)(a)(n)	0.01	5/25/00	6,795	68
Sterling Chemicals, Inc. (Specialty
Chemicals)(n)	52.00	12/31/02	141	7
XM Satellite Radio, Inc. (Broadcast & Cable
TV)(n)	45.24	9/16/00	3,440	123,840
XO Communications, Inc., ‘‘A’’ (Telephone
Services)(n)	6.25	5/27/03	2,640	792
XO Communications, Inc., ‘‘B’’ (Telephone
Services)(n)	7.50	5/27/03	1,980	396
XO Communications, Inc., ‘‘C’’ (Telephone
Services)(n)	10.00	5/27/03	1,980	317

Total Warrants (Identified Cost, $1,308,694)				$125,420

20 ANNUAL REPORT

Portfolio of Investments – continued
Short-Term Obligations - 3.9% (y)

Issuer					Shares/Par	Value ($)

General Electric Co., 4.48%, due 2/01/06					$ 6,909,000	$6,909,000
New Center Asset Trust, 4.48%, due 2/01/06					45,011,000	45,011,000

Total Short-Term Obligations, at Amortized Cost						$51,920,000

Total Investments (Identified Cost, $1,314,964,949) (k)						$1,315,158,421

Other Assets, Less Liabilities - 0.9%						12,083,039

Net Assets - 100.0%						$1,327,241,460

(n)	Non-income producing security.
(d)	Non-income producing security - in default.
(a)	SEC Rule 144A restriction.
(y)	The rate shown represents an annualized yield at time of purchase.
(p)	Payment-in-kind security.
(k)	As of January 31, 2006, the fund had 12 securities representing $0 of net assets that were fair valued in
	accordance with the policies adopted by the Board of Trustees.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount
	shown is the notional principal and does not reflect the cost of the security.
(r)	Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are
	subject to legal or contractual restrictions on resale. These securities generally may be resold in
	transactions exempt from registration or to the public if the securities are registered. Disposal of these
	securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.
	The fund holds the following restricted security:
					Current
			Acquisition	Acquisition	Market	Total % of
Security			Date	Cost	Value	Net Assets

Airplane Pass-Through Trust, ‘‘D’’,
10.875%, 2019			3/13/1996	$5,250,000	$0	0.0%
Forward Foreign Currency Exchange Contracts
Sales and Purchases in the table below are reported by currency.
						Net Unrealized
Contracts to					Contracts	Appreciation
Deliver/Receive		Settlement Date	In Exchange For		at Value	(Depreciation)

Sales

EUR	17,206,092	2/21/2006	$20,218,792		$20,972,328	$(753,536)
SEK	5,253,248	2/13/2006	682,701		692,895	(10,194)

			$20,901,493		$21,665,223	$(763,730)

Purchases

EUR	3,805,678	2/21/2006 - 3/20/2006	$ 4,614,630		$ 4,641,315	$26,685
GBP	788,716	3/30/2006	1,407,236		1,407,021	(215)
SEK	5,253,248	2/13/2006	661,352		692,895	31,543

			$ 6,683,218		$ 6,741,231	$58,013

At January 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $45,304 with Merrill Lynch International.
At January 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

					ANNUAL REPORT 21

Portfolio of Investments – continued

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound
SEK	Swedish Krona

See Notes to Financial Statements

22 ANNUAL REPORT

FINANCIAL STATEMENTS | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.

At 1/31/06
Assets

Investments, at value (identified cost, $1,314,964,949)	$1,315,158,421
Cash	747,071
Foreign currency, at value (identified cost, $42,039)	42,186
Receivable for forward foreign currency exchange contracts	58,227
Receivable for forward foreign currency exchange contracts
subject to master netting agreements	45,304
Receivable for investments sold	10,813,413
Receivable for fund shares sold	1,848,582
Interest and dividends receivable	22,303,675
Other assets	7,569

Total assets		$1,351,024,448

Liabilities

Distributions payable	$2,143,798
Payable for forward foreign currency exchange contracts	763,944
Payable for investments purchased	18,571,869
Payable for fund shares reacquired	1,747,446
Payable to affiliates
Management fee	11,462
Shareholder servicing costs	196,481
Distribution and service fees	16,529
Administrative services fee	358
Program manager fees	79
Retirement plan administration and services fees	11
Payable for independent trustees’ compensation	138,559
Accrued expenses and other liabilities	192,452

Total liabilities		$23,782,988

Net assets		$1,327,241,460

Net assets consist of:

Paid-in capital	$1,764,633,025
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	(462,839)
Accumulated net realized gain (loss) on investments and
foreign currency transactions	(433,590,704)
Accumulated distributions in excess of net investment income	(3,338,022)

Net assets		$1,327,241,460

Shares of beneficial interest outstanding		346,801,724

		ANNUAL REPORT 23

Statement of Assets and Liabilities – continued
Class A shares

Net assets	$703,304,634
Shares outstanding	183,939,392

Net asset value per share		$3.82

Offering price per share (100÷95.25x$3.82 of net asset
value per share)		$4.01

Class B shares

Net assets	$275,363,357
Shares outstanding	71,803,310

Net asset value and offering price per share		$3.83

Class C shares

Net assets	$108,181,494
Shares outstanding	28,151,012

Net asset value and offering price per share		$3.84

Class I shares

Net assets	$231,454,553
Shares outstanding	60,572,942

Net asset value, offering price, and redemption price per share		$3.82

Class R shares

Net assets	$5,421,953
Shares outstanding	1,416,342

Net asset value, offering price, and redemption price per share		$3.83

Class R1 shares

Net assets	$230,637
Shares outstanding	60,182

Net asset value, offering price, and redemption price per share		$3.83

Class R2 shares

Net assets	$276,703
Shares outstanding	72,221

Net asset value, offering price, and redemption price per share		$3.83

Class R3 shares

Net assets	$1,211,505
Shares outstanding	316,625

Net asset value, offering price, and redemption price per share		$3.83

Class R4 shares

Net assets	$393,327
Shares outstanding	102,917

Net asset value, offering price, and redemption price per share		$3.82

24 ANNUAL REPORT

Statement of Assets and Liabilities – continued
Class R5 shares

Net assets	$52,646
Shares outstanding	13,769

Net asset value, offering price, and redemption price per share		$3.82

Class 529A shares

Net assets	$776,201
Shares outstanding	203,052

Net asset value per share		$3.82

Offering price per share (100÷95.25x$3.82 of net asset
value per share)		$4.01

Class 529B shares

Net assets	$157,288
Shares outstanding	41,149

Net asset value and offering price per share		$3.82

Class 529C shares

Net assets	$417,162
Shares outstanding	108,811

Net asset value and offering price per share		$3.83

On sales of $100,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class 529C shares.

See Notes to Financial Statements

ANNUAL REPORT 25

FINANCIAL STATEMENTS |   Statement of Operations

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Year ended 1/31/06
Net investment income

Income
Interest	$107,792,679
Dividends	1,552,416
Foreign taxes withheld	(13,634)

Total investment income		$109,331,461

Expenses
Management fee	$6,322,478
Distribution and service fees	6,630,935
Program manager fees	3,202
Shareholder servicing costs	2,397,068
Administrative services fee	168,479
Retirement plan administration and services fees	2,670
Independent trustees’ compensation	48,466
Custodian fee	392,626
Shareholder communications	232,374
Auditing fees	70,305
Legal fees	13,106
Miscellaneous	194,381

Total expenses		$16,476,090

Fees paid indirectly	(120,949)
Reduction of expenses by investment adviser	(7,106)

Net expenses		$16,348,035

Net investment income		$92,983,426

Realized and unrealized gain (loss) on investments

Realized gain (loss) (identified cost basis)
Investment transactions	$(8,241,940)
Foreign currency transactions	2,299,402

Net realized gain (loss) on investments and foreign
currency transactions		$(5,942,538)

Change in unrealized appreciation (depreciation)
Investments	$(39,246,815)
Translation of assets and liabilities in foreign currencies	(457,746)

Net unrealized gain (loss) on investments and foreign
currency translation		$(39,704,561)

Net realized and unrealized gain (loss) on investments and
foreign currency		$(45,647,099)

Change in net assets from operations		$47,336,327

See Notes to Financial Statements

26 ANNUAL REPORT

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Years ended 1/31	2006	2005
Change in net assets

From operations

Net investment income	$92,983,426	$107,644,176
Net realized gain (loss) on investments and foreign
currency transactions	(5,942,538)	(679,575)
Net unrealized gain (loss) on investments and foreign
currency translation	(39,704,561)	(1,545,302)

Change in net assets from operations	$47,336,327	$105,419,299

Distributions declared to shareholders

From net investment income
Class A	$(55,578,562)	$(63,583,514)
Class B	(22,027,569)	(28,196,919)
Class C	(8,430,256)	(10,895,326)
Class I	(15,874,191)	(10,153,961)
Class R	(371,890)	(193,334)
Class R1	(8,590)	—
Class R2	(10,613)	—
Class R3	(43,025)	(8,204)
Class R4	(4,947)	—
Class R5	(3,390)	—
Class 529A	(55,508)	(35,337)
Class 529B	(10,029)	(8,278)
Class 529C	(25,326)	(19,515)

Total distributions declared to shareholders	$(102,443,896)	$(113,094,388)

Change in net assets from fund share transactions	$(120,835,566)	$(206,558,888)

Redemption fees	$6,191	$17,850

Total change in net assets	$(175,936,944)	$(214,216,127)

Net assets

At beginning of period	1,503,178,404	1,717,394,531
At end of period (including accumulated distributions in
excess of net investment income of $3,338,022 and
$2,882,801, respectively)	$1,327,241,460	$1,503,178,404

See Notes to Financial Statements

		ANNUAL REPORT 27

FINANCIAL STATEMENTS  |  Financial Highlights

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, are included in this report.

Class A
	Years ended 1/31
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$3.98	$3.98	$3.52	$3.78	$4.44

Income (loss) from
investment operations

Net investment income (d)	$0.27	$0.29	$0.30	$0.33	$0.41
Net realized and unrealized gain (loss) on
investments and foreign currency	(0.13)	0.01(g)	0.46	(0.25)	(0.65)

Total from investment operations	$0.14	$0.30	$0.76	$0.08	$(0.24)

Less distributions declared
to shareholders

From net investment income	$(0.30)	$(0.30)	$(0.30)	$(0.34)	$(0.42)

Redemption fees added to paid-in capital (d)	$0.00(w)	$0.00(w)	$—	$—	$—

Net asset value, end of period	$3.82	$3.98	$3.98	$3.52	$3.78

Total return (%) (t)(s)(r)	3.61	7.74	22.83	2.34	(5.50)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.00	0.99	0.99	1.00	1.06
Expenses after expense reductions (f)	1.00	0.99	0.99	1.00	1.06
Net investment income	6.85	7.31	7.87	9.32	10.12
Portfolio turnover	51	68	81	80	72
Net assets at end of period
(000 Omitted)	$703,305	$799,651	$934,958	$769,069	$746,096

See Notes to Financial Statements

28 ANNUAL REPORT

Financial Highlights – continued
Class B
	Years ended 1/31
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$3.99	$3.99	$3.53	$3.79	$4.44

Income (loss) from
investment operations

Net investment income (d)	$0.24	$0.26	$0.27	$0.31	$0.38
Net realized and unrealized gain (loss) on
investments and foreign currency	(0.13)	0.01(g)	0.47	(0.26)	(0.64)

Total from investment operations	$0.11	$0.27	$0.74	$0.05	$(0.26)

Less distributions declared
to shareholders

From net investment income	$(0.27)	$(0.27)	$(0.28)	$(0.31)	$(0.39)

Redemption fees added to paid-in capital (d)	$0.00(w)	$0.00(w)	$—	$—	$—

Net asset value, end of period	$3.83	$3.99	$3.99	$3.53	$3.79

Total return (%) (t)(s)(r)	2.90	7.10	21.65	1.64	(5.94)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.72	1.69	1.69	1.70	1.76
Expenses after expense reductions (f)	1.72	1.69	1.69	1.70	1.76
Net investment income	6.26	6.63	7.18	8.65	9.45
Portfolio turnover	51	68	81	80	72
Net assets at end of period
(000 Omitted)	$275,363	$379,253	$471,520	$411,533	$439,987

See Notes to Financial Statements

				ANNUAL REPORT 29

Financial Highlights – continued
Class C
	Years ended 1/31
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$4.00	$4.00	$3.54	$3.80	$4.45

Income (loss) from
investment operations

Net investment income (d)	$0.24	$0.26	$0.27	$0.30	$0.38
Net realized and unrealized gain (loss) on
investments and foreign currency	(0.13)	0.01(g)	0.47	(0.25)	(0.64)

Total from investment operations	$0.11	$0.27	$0.74	$0.05	$(0.26)

Less distributions declared
to shareholders

From net investment income	$(0.27)	$(0.27)	$(0.28)	$(0.31)	$(0.39)

Redemption fees added to paid-in capital (d)	$0.00(w)	$0.00(w)	$—	$—	$—

Net asset value, end of period	$3.84	$4.00	$4.00	$3.54	$3.80

Total return (%) (t)(s)(r)	2.91	7.10	21.61	1.64	(5.91)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.72	1.69	1.69	1.70	1.76
Expenses after expense reductions (f)	1.72	1.69	1.69	1.70	1.76
Net investment income	6.26	6.63	7.18	8.59	9.39
Portfolio turnover	51	68	81	80	72
Net assets at end of period
(000 Omitted)	$108,181	$148,073	$214,915	$183,364	$160,798

See Notes to Financial Statements

30 ANNUAL REPORT

Financial Highlights – continued
Class I
	Years ended 1/31
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$3.98	$3.98	$3.52	$3.78	$4.43

Income (loss) from
investment operations

Net investment income (d)	$0.28	$0.29	$0.30	$0.33	$0.42
Net realized and unrealized gain (loss) on
investments and foreign currency	(0.13)	0.02(g)	0.47	(0.24)	(0.64)

Total from investment operations	$0.15	$0.31	$0.77	$0.09	$(0.22)

Less distributions declared
to shareholders

From net investment income	$(0.31)	$(0.31)	$(0.31)	$(0.35)	$(0.43)

Redemption fees added to paid-in capital (d)	$0.00(w)	$0.00(w)	$—	$—	$—

Net asset value, end of period	$3.82	$3.98	$3.98	$3.52	$3.78

Total return (%) (s)(r)	3.92	8.17	22.88	2.66	(4.99)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	0.71	0.68	0.69	0.70	0.76
Expenses after expense reductions (f)	0.71	0.68	0.69	0.70	0.76
Net investment income	7.24	7.55	8.03	9.58	10.43
Portfolio turnover	51	68	81	80	72
Net assets at end of period
(000 Omitted)	$231,455	$170,679	$93,887	$26,373	$19,352

See Notes to Financial Statements

				ANNUAL REPORT 31

Financial Highlights – continued
Class R
	Years ended 1/31
	2006	2005	2004	2003(i)
Net asset value, beginning of period	$3.98	$3.98	$3.52	$3.51

Income (loss) from investment operations

Net investment income (d)	$0.26	$0.28	$0.28	$0.02
Net realized and unrealized gain (loss) on investments
and foreign currency	(0.12)	0.01(g)	0.48	0.02

Total from investment operations	$0.14	$0.29	$0.76	$0.04

Less distributions declared to shareholders

From net investment income	$(0.29)	$(0.29)	$(0.30)	$(0.03)

Redemption fees added to paid-in capital (d)	$0.00(w)	$0.00(w)	$—	$—

Net asset value, end of period	$3.83	$3.98	$3.98	$3.52

Total return (%) (s)(r)	3.68	7.63	22.29	1.03(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.21	1.18	1.20	1.20(a)
Expenses after expense reductions (f)	1.21	1.18	1.20	1.20(a)
Net investment income	6.76	7.06	7.46	7.97(a)
Portfolio turnover	51	68	81	80
Net assets at end of period (000 Omitted)	$5,422	$4,021	$1,359	$40

		Class R1		Class R2
		Year ended		Year ended
		1/31/06(i)		1/31/06(i)
Net asset value, beginning of period		$3.89		$3.89

Income (loss) from investment operations

Net investment income (d)		$0.19		$0.21
Net realized and unrealized gain (loss) on investments and
foreign currency		(0.03)(g)		(0.04)(g)

Total from investment operations		$0.16		$0.17

Less distributions declared to shareholders

From net investment income		$(0.22)		$(0.23)

Redemption fees added to paid-in capital (d)		$0.00(w)		$0.00(w)

Net asset value, end of period		$3.83		$3.83

Total return (%) (s)(r)		4.28(n)		4.56(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)		1.91(a)		1.59(a)
Expenses after expense reductions (f)		1.85(a)		1.51(a)
Net investment income		6.08(a)		6.50(a)
Portfolio turnover			51	51
Net assets at end of period (000 Omitted)		$231		$277

See Notes to Financial Statements

32 ANNUAL REPORT

Financial Highlights – continued
Class R3
	Years ended 1/31
	2006	2005	2004(i)
Net asset value, beginning of period	$3.98	$3.98	$3.85

Income (loss) from investment operations

Net investment income (d)	$0.24	$0.25	$0.07
Net realized and unrealized gain (loss) on investments and
foreign currency	(0.11)	0.03(g)	0.13(g)

Total from investment operations	$0.13	$0.28	$0.20

Less distributions declared to shareholders

From net investment income	$(0.28)	$(0.28)	$(0.07)

Redemption fees added to paid-in capital (d)	$0.00(w)	$0.00(w)	$—

Net asset value, end of period	$3.83	$3.98	$3.98

Total return (%) (s)(r)	3.45	7.37	5.32(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.46	1.49	1.43(a)
Expenses after expense reductions (f)	1.42	1.49	1.43(a)
Net investment income	6.61	6.58	7.07(a)
Portfolio turnover	51	68	81
Net assets at end of period (000 Omitted)	$1,212	$246	$42

	Class R4		Class R5
	Year ended	Year ended
	1/31/06(i)		1/31/06(i)
Net asset value, beginning of period	$3.88		$3.88

Income (loss) from investment operations

Net investment income (d)	$0.21		$0.23
Net realized and unrealized gain (loss) on investments and
foreign currency	(0.02)(g)		(0.03)(g)

Total from investment operations	$0.19		$0.20

Less distributions declared to shareholders

From net investment income	$(0.25)		$(0.26)

Redemption fees added to paid-in capital (d)	$0.00(w)		$0.00(w)

Net asset value, end of period	$3.82		$3.82

Total return (%) (s)(r)	4.94(n)		5.20(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.15(a)		0.80(a)
Expenses after expense reductions (f)	1.15(a)		0.80(a)
Net investment income	6.73(a)		7.11(a)
Portfolio turnover	51		51
Net assets at end of period (000 Omitted)	$393		$53

See Notes to Financial Statements

		ANNUAL REPORT 33

Financial Highlights – continued
Class 529A
	Years ended 1/31
	2006	2005	2004	2003(i)
Net asset value, beginning of period	$3.98	$3.98	$3.52	$3.42

Income (loss) from investment operations

Net investment income (d)	$0.26	$0.27	$0.28	$0.13
Net realized and unrealized gain (loss) on investments
and foreign currency	(0.14)	0.02(g)	0.47	0.13(g)

Total from investment operations	$0.12	$0.29	$0.75	$0.26

Less distributions declared to shareholders

From net investment income	$(0.28)	$(0.29)	$(0.29)	$(0.16)

Redemption fees added to paid-in capital (d)	$0.00(w)	$0.00(w)	$—	$—

Net asset value, end of period	$3.82	$3.98	$3.98	$3.52

Total return (%) (t)(s)(r)	3.30	7.53	22.16	7.70(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.32	1.29	1.30	1.30(a)
Expenses after expense reductions (f)	1.32	1.29	1.30	1.30(a)
Net investment income	6.65	6.97	7.42	8.66(a)
Portfolio turnover	51	68	81	80
Net assets at end of period (000 Omitted)	$776	$768	$406	$53

Class 529B
		Years ended 1/31

	2006	2005	2004	2003(i)
Net asset value, beginning of period	$3.97	$3.98	$3.52	$3.42

Income (loss) from investment operations

Net investment income (d)	$0.23	$0.25	$0.25	$0.11
Net realized and unrealized gain (loss) on investments
and foreign currency	(0.12)	0.00(w)(g) 0.48		0.14(g)

Total from investment operations	$0.11	$0.25	$0.73	$0.25

Less distributions declared to shareholders

From net investment income	$(0.26)	$(0.26)	$(0.27)	$(0.15)

Redemption fees added to paid-in capital (d)	$0.00(w)	$0.00(w)	$—	$—

Net asset value, end of period	$3.82	$3.97	$3.98	$3.52

Total return (%) (t)(s)(r)	2.89	6.57	21.39	7.35(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.96	2.01	1.95	1.95(a)
Expenses after expense reductions (f)	1.96	2.01	1.95	1.95(a)
Net investment income	6.00	6.29	6.80	8.37(a)
Portfolio turnover	51	68	81	80
Net assets at end of period (000 Omitted)	$157	$139	$119	$31

See Notes to Financial Statements

34 ANNUAL REPORT

Financial Highlights – continued
Class 529C
	Years ended 1/31
	2006	2005	2004	2003(i)
Net asset value, beginning of period	$3.99	$3.99	$3.53	$3.43

Income (loss) from investment operations

Net investment income (d)	$0.23	$0.25	$0.26	$0.13
Net realized and unrealized gain (loss) on investments
and foreign currency	(0.13)	0.01(g)	0.47	0.12(g)

Total from investment operations	$0.10	$0.26	$0.73	$0.25

Less distributions declared to shareholders

From net investment income	$(0.26)	$(0.26)	$(0.27)	$(0.15)

Redemption fees added to paid-in capital (d)	$0.00(w)	$0.00(w)	$—	$—

Net asset value, end of period	$3.83	$3.99	$3.99	$3.53

Total return (%) (t)(s)(r)	2.64	6.84	21.35	7.33(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.96	1.97	1.95	1.95(a)
Expenses after expense reductions (f)	1.96	1.97	1.95	1.95(a)
Net investment income	6.00	6.31	6.79	8.05(a)
Portfolio turnover	51	68	81	80
Net assets at end of period (000 Omitted)	$417	$347	$189	$43

(i)	For the period from the class’ inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(a)	Annualized.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.01.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(t)	Total returns do not include any applicable sales charges.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See Notes to Financial Statements

ANNUAL REPORT 35

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices based on rates reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source.

36 ANNUAL REPORT

Notes to Financial Statements – continued

When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund’s valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund’s valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivative instruments include forward foreign currency exchange contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise

ANNUAL REPORT 37

Notes to Financial Statements – continued

upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund charges a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund’s prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are

38 ANNUAL REPORT

Notes to Financial Statements – continued

generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended January 31, 2006, the fund’s custodian fees were reduced by $120,209 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended January 31, 2006, the fund’s custodian expenses were reduced by $740 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds and foreign currency transactions.

The tax character of distributions declared to shareholders is as follows:

	1/31/06	1/31/05
Ordinary income (including any short-
term capital gains)	$102,443,896	$113,094,388

ANNUAL REPORT 39

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of January 31, 2006
Cost of investments	$1,346,226,948
Gross appreciation	$31,022,801
Gross depreciation	(62,091,328)
Net unrealized appreciation (depreciation)	$(31,068,527)
Undistributed ordinary income	7,790,251
Capital loss carryforwards	(389,086,167)
Post-October capital loss deferral	(13,242,538)
Other temporary differences	(11,784,584)

As of January 31, 2006, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

January 31, 2007	$(17,432,351)
January 31, 2008	(10,853,391)
January 31, 2009	(24,778,024)
January 31, 2010	(137,538,425)
January 31, 2011	(159,064,624)
January 31, 2013	(19,406,719)
January 31, 2014	(20,012,633)
Total	$(389,086,167)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.46%
Average daily net assets in excess of $1.4 billion	0.44%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.39% of the fund’s average daily net assets in excess of $1.4 billion for the period March 1, 2004 through February 28, 2009. For the year ended January 31, 2006, this waiver amounted to $0.

40 ANNUAL REPORT

Notes to Financial Statements – continued

The management fee incurred for the year ended January 31, 2006 was equivalent to an annual effective rate of 0.46% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $101,331 and $746 for the year ended January 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class A	0.10%	0.25%	0.35%	0.30%	$ 2,182,472
Class B	0.75%	0.25%	1.00%	1.00%	3,188,863
Class C	0.75%	0.25%	1.00%	1.00%	1,222,099
Class R	0.25%	0.25%	0.50%	0.50%	24,984
Class R1	0.50%	0.25%	0.75%	0.75%	870
Class R2	0.25%	0.25%	0.50%	0.50%	720
Class R3	0.25%	0.25%	0.50%	0.50%	2,866
Class R4	—	0.25%	0.25%	0.25%	169
Class 529A	0.25%	0.25%	0.50%	0.35%	2,646
Class 529B	0.75%	0.25%	1.00%	1.00%	1,489
Class 529C	0.75%	0.25%	1.00%	1.00%	3,757
Total Distribution and Service Fees					$ 6,630,935

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended January 31, 2006 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. 0.05% of the Class A and 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% of the Class A and 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund’s Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended January 31, 2006, were as follows:

ANNUAL REPORT 41

Notes to Financial Statements – continued

Amount
Class A	$6,423
Class B	$692,477
Class C	$7,976
Class 529B	$—
Class 529C	$—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund’s 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund’s 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended January 31, 2006, were as follows:

Amount
Class 529A	$1,891
Class 529B	372
Class 529C	939
Total Program Manager Fees	$3,202

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the year ended January 31, 2006, the fee was $1,458,523, which equated to 0.1053% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended January 31, 2006, these costs amounted to $677,604.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund’s annual fixed amount is $10,000.

42 ANNUAL REPORT

Notes to Financial Statements – continued

The administrative services fee incurred for the year ended January 31, 2006 was equivalent to an annual effective rate of 0.0122% of the fund average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended January 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

		Annual
	Fee	Effective	Total
	Rate	Rate(1)	Amount
Class R1	0.45%	0.39%	$521
Class R2	0.40%	0.32%	575
Class R3	0.25%	0.21%	1,430
Class R4	0.15%	0.15%	101
Class R5	0.10%	0.10%	43
Total Retirement Plan Administration and Services Fees			$ 2,670

(1)	Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the year ended January 31, 2006, this waiver amounted to $442 and is reflected as a reduction of total expenses in the Statement of Operations.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $12,008. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $2,412. Both amounts are included in Independent trustees’ compensation for the year ended January 31, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $69,272 and $65,417, respectively, at January 31, 2006, and is included in payable for independent trustees’ compensation.

ANNUAL REPORT 43

Notes to Financial Statements – continued

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended January 31, 2006, the fee paid to Tarantino LLC was $7,688. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $6,664, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $665,938,110 and $807,425,153, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 1/31/06		Year ended 1/31/05
Class A shares	Shares	Amount	Shares	Amount
Shares sold	53,094,170	$204,613,715	49,940,117	$195,588,296
Shares issued to shareholders in
reinvestment of distributions	9,501,874	36,674,060	11,800,931	46,380,896
Shares reacquired	(79,701,513)	(308,719,388)	(95,320,762)	(372,376,173)

Net change	(17,105,469)	$(67,431,613)	(33,579,714)	$(130,406,981)
Class B shares
Shares sold	8,512,442	$33,027,271	11,988,099	$47,146,590
Shares issued to shareholders in
reinvestment of distributions	3,232,023	12,513,655	4,485,634	17,644,656
Shares reacquired	(35,002,183)	(135,898,194)	(39,553,420)	(154,823,486)

Net change	(23,257,718)	$(90,357,268)	(23,079,687)	$(90,032,240)
Class C shares
Shares sold	8,349,621	$32,524,744	11,232,803	$44,104,669
Shares issued to shareholders in
reinvestment of distributions	1,319,009	5,121,049	1,858,994	7,333,640
Shares reacquired	(18,557,769)	(72,355,245)	(29,784,248)	(116,926,550)

Net change	(8,889,139)	$(34,709,452)	(16,692,451)	$(65,488,241)

44 ANNUAL REPORT

Notes to Financial Statements – continued
	Year ended 1/31/06		Year ended 1/31/05
Class I shares	Shares	Amount	Shares	Amount
Shares sold	14,852,538	$57,233,094	19,961,981	$78,328,710
Shares issued to shareholders in
reinvestment of distributions	4,068,920	15,679,773	2,663,323	10,454,551
Shares reacquired	(1,280,490)	(4,929,805)	(3,298,517)	(12,799,669)

Net change	17,640,968	$67,983,062	19,326,787	$75,983,592
Class R shares
Shares sold	670,594	$2,615,846	923,723	$3,647,261
Shares issued to shareholders in
reinvestment of distributions	95,583	368,742	50,560	198,940
Shares reacquired	(359,289)	(1,398,275)	(305,933)	(1,203,026)

Net change	406,888	$1,586,313	668,350	$2,643,175
	Period ended 1/31/06*
Class R1 shares	Shares	Amount
Shares sold	66,771	$258,252
Shares issued to shareholders in
reinvestment of distributions	2,220	8,514
Shares reacquired	(8,809)	(33,691)

Net change	60,182	$233,075
Class R2 shares
Shares sold	93,309	$362,470
Shares issued to shareholders in
reinvestment of distributions	2,707	10,401
Shares reacquired	(23,795)	(90,465)

Net change	72,221	$282,406
	Year ended 1/31/06		Year ended 1/31/05
Class R3 shares	Shares	Amount	Shares	Amount
Shares sold	397,413	$1,536,498	51,117	$199,781
Shares issued to shareholders in
reinvestment of distributions	11,099	42,667	2,130	8,424
Shares reacquired	(153,808)	(591,663)	(1,855)	(7,376)

Net change	254,704	$987,502	51,392	$200,829
	Period ended 1/31/06*
Class R4 shares	Shares	Amount
Shares sold	102,258	$389,569
Shares issued to shareholders in
reinvestment of distributions	1,289	4,943
Shares reacquired	(630)	(2,404)

Net change	102,917	$392,108

			ANNUAL REPORT 45

Notes to Financial Statements – continued
	Period ended 1/31/06*
Class R5 shares	Shares	Amount
Shares sold	12,886	$49,903
Shares issued to shareholders in
reinvestment of distributions	883	3,390

Net change	13,769	$53,293
	Year ended 1/31/06		Year ended 1/31/05
Class 529A shares	Shares	Amount	Shares	Amount
Shares sold	46,995	$181,253	103,438	$412,576
Shares issued to shareholders in
reinvestment of distributions	14,295	55,143	9,573	37,541
Shares reacquired	(51,419)	(199,388)	(21,958)	(84,833)

Net change	9,871	$37,008	91,053	$365,284
Class 529B shares
Shares sold	7,237	$27,829	7,162	$28,051
Shares issued to shareholders in
reinvestment of distributions	2,593	9,994	2,268	8,894
Shares reacquired	(3,676)	(14,149)	(4,340)	(16,951)

Net change	6,154	$23,674	5,090	$19,994
Class 529C shares
Shares sold	41,648	$162,287	42,089	$165,359
Shares issued to shareholders in
reinvestment of distributions	6,512	25,170	5,205	20,480
Shares reacquired	(26,433)	(103,131)	(7,613)	(30,139)

Net change	21,727	$84,326	39,681	$155,700

* For the period from the inception of Class R1, R2, R4 and R5, April 1, 2005, through January 31, 2006.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 7% and 8%, respectively, of the value of outstanding voting shares.

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended January 31, 2006 was $8,661, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended January 31, 2006.

46 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust III and the Shareholders of MFS High Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS High Income Fund (one of the portfolios constituting MFS Series Trust III) (the ‘‘Trust’’) as of January 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS High Income Fund as of January 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 24, 2006

ANNUAL REPORT 47

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of March 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Principal Occupations During
	Position(s) Held	Trustee/Officer	the Past Five Years &
Name, Date of Birth	with Fund	Since(1)	Other Directorships(2)
INTERESTED TRUSTEES
Robert J. Manning(3)	Trustee	February 2004	Massachusetts Financial Services
(born 10/20/63)			Company, Chief Executive
Officer, President, Chief
Investment Officer and Director
Robert C. Pozen(3)	Trustee	February 2004	Massachusetts Financial Services
(born 08/08/46)			Company, Chairman (since
February 2004); Secretary of
Economic Affairs, The
Commonwealth of Massachusetts
(January 2002 to December 2002);
Fidelity Investments, Vice
Chairman (June 2000 to
December 2001); Fidelity
Management & Research
Company (investment adviser),
President (March 1997 to July
2001); Bell Canada Enterprises
(telecommunications), Director;
Medtronic, Inc. (medical
technology), Director; Telesat
(satellite communications),
Director
INDEPENDENT TRUSTEES
J. Atwood Ives	Trustee and	February 1992	Private investor; Eastern
(born 05/01/36)	Chair of		Enterprises (diversified services
	Trustees		company), Chairman, Trustee and
Chief Executive Officer (until
November 2000)
Robert E. Butler(4)	Trustee	January 2006	Consultant – regulatory and
(born 11/29/41)			compliance matters (since July
2002); PricewaterhouseCoopers
LLP (professional services firm),
Partner (November 2000 until
June 2002)
Lawrence H. Cohn, M.D.	Trustee	August 1993	Brigham and Women’s Hospital,
(born 03/11/37)			Senior Cardiac Surgeon, Chief of
Cardiac Surgery (until 2005);
Harvard Medical School, Professor
of Surgery; Brigham and Women’s
Hospital Physicians’ Organization,
Chair (2000 to 2004)

48 ANNUAL REPORT

Principal Occupations During
	Position(s) Held	Trustee/Officer	the Past Five Years &
Name, Date of Birth	with Fund	Since(1)	Other Directorships(2)
David H. Gunning	Trustee	January 2004	Cleveland-Cliffs Inc. (mining
(born 05/30/42)			products and service provider),
Vice Chairman/Director (since
April 2001); Encinitos Ventures
(private investment company),
Principal (1997 to April 2001);
Lincoln Electric Holdings, Inc.
(welding equipment
manufacturer), Director
William R. Gutow	Trustee	December 1993	Private investor and real estate
(born 09/27/41)			consultant; Capitol Entertainment
Management Company (video
franchise), Vice Chairman
Michael Hegarty	Trustee	December 2004	Retired; AXA Financial (financial
(born 12/21/44)			services and insurance), Vice
Chairman and Chief Operating
Officer (until May 2001); The
Equitable Life Assurance Society
(insurance), President and Chief
Operating Officer (until May 2001)
Lawrence T. Perera	Trustee	July 1981	Hemenway & Barnes (attorneys),
(born 06/23/35)			Partner
J. Dale Sherratt	Trustee	August 1993	Insight Resources, Inc.
(born 09/23/38)			(acquisition planning specialists),
President; Wellfleet Investments
(investor in health care
companies), Managing General
Partner (since 1993); Cambridge
Nutraceuticals (professional
nutritional products), Chief
Executive Officer (until May 2001)
Laurie J. Thomsen	Trustee	March 2005	Private investor; Prism Venture
(born 08/05/57)			Partners (venture capital), Co-
founder and General Partner
(until June 2004); St. Paul
Travelers Companies (commercial
property liability insurance),
Director
Robert W. Uek	Trustee	January 2006	Retired (since 1999);
(born 05/18/41)			PricewaterhouseCoopers LLP
(professional services firm),
Partner (until 1999); Consultant
to investment company industry
(since 2000); TT International
Funds (mutual fund complex),
Trustee (2000 until 2005);
Hillview Investment Trust II
Funds (mutual fund complex),
Trustee (2000 until 2005)
ANNUAL REPORT 49

Principal Occupations During
	Position(s) Held	Trustee/Officer	the Past Five Years &
Name, Date of Birth	with Fund	Since(1)	Other Directorships(2)
OFFICERS
Maria F. Dwyer(3)	President	November 2005	Massachusetts Financial Services
(born 12/01/58)			Company, Executive Vice
President and Chief Regulatory
Officer (since March 2004);
Fidelity Management & Research
Company, Vice President (prior
to March 2004); Fidelity Group of
Funds, President and Treasurer
(prior to March 2004)
Tracy Atkinson(3)	Treasurer	September 2005	Massachusetts Financial Services
(born 12/30/64)			Company, Senior Vice President
(since September 2004);
PricewaterhouseCoopers LLP,
Partner (prior to September 2004)
Christopher R. Bohane(3)	Assistant	July 2005	Massachusetts Financial Services
(born 1/18/74)	Secretary and		Company, Vice President and
	Assistant		Senior Counsel (since April
	Clerk		2003); Kirkpatrick & Lockhart
LLP (law firm), Associate (prior
to April 2003); Nvest Services
Company, Assistant Vice
President and Associate Counsel
(prior to January 2001)
Ethan D. Corey(3)	Assistant	July 2005	Massachusetts Financial Services
(born 11/21/63)	Secretary and		Company, Special Counsel (since
	Assistant		December 2004); Dechert LLP
	Clerk		(law firm), Counsel (prior to
December 2004)
David L. DiLorenzo(3)	Assistant	July 2005	Massachusetts Financial Services
(born 8/10/68)	Treasurer		Company, Vice President (since
June 2005); JP Morgan Investor
Services, Vice President (January
2001 to June 2005); State Street
Bank, Vice President and
Corporate Audit Manager (prior
to January 2001)
Timothy M. Fagan(3)	Assistant	September 2005	Massachusetts Financial Services
(born 7/10/68)	Secretary and		Company, Vice President and
	Assistant		Senior Counsel (since September
	Clerk		2005); John Hancock Advisers,
LLC, Vice President and Chief
Compliance Officer (September
2004 to August 2005), Senior
Attorney (prior to September
2004); John Hancock Group of
Funds, Vice President and Chief
Compliance Officer (September
2004 to December 2004)
50 ANNUAL REPORT

Principal Occupations During
	Position(s) Held	Trustee/Officer	the Past Five Years &
Name, Date of Birth	with Fund	Since(1)	Other Directorships(2)
Mark D. Fischer(3)	Assistant	July 2005	Massachusetts Financial Services
(born 10/27/70)	Treasurer		Company, Vice President (since
May 2005); JP Morgan Investment
Management Company, Vice
President (prior to May 2005)
Brian T. Hourihan(3)	Assistant	September 2004	Massachusetts Financial Services
(born 11/11/64)	Secretary and		Company, Vice President, Senior
	Assistant		Counsel and Assistant Secretary
	Clerk		(since June 2004); Affiliated
Managers Group, Inc., Chief Legal
Officer/Centralized Compliance
Program (January to April 2004);
Fidelity Research & Management
Company, Assistant General
Counsel (prior to January 2004)
Ellen Moynihan(3)	Assistant	April 1997	Massachusetts Financial Services
(born 11/13/57)	Treasurer		Company, Senior Vice President
Susan S. Newton(3)	Assistant	May 2005	Massachusetts Financial Services
(born 03/07/50)	Secretary and		Company, Senior Vice President
	Assistant		and Associate General Counsel
	Clerk		(since April 2005); John Hancock
Advisers, LLC, Senior Vice
President, Secretary and Chief
Legal Officer (prior to April
2005); John Hancock Group of
Funds, Senior Vice President,
Secretary and Chief Legal Officer
(prior to April 2005)
Susan A. Pereira(3)	Assistant	July 2005	Massachusetts Financial Services
(born 11/05/70)	Secretary and		Company, Vice President and
	Assistant		Senior Counsel (since June 2004);
	Clerk		Bingham McCutchen LLP (law
firm), Associate (January 2001 to
June 2004); Preti, Flaherty,
Beliveau, Pachios & Haley, LLC,
Associate (prior to January 2001)
Mark N. Polebaum(3)	Secretary and	January 2006	Massachusetts Financial Services
(born 05/01/52)	Clerk		Company, Executive Vice
President, General Counsel and
Secretary (since January 2006);
Wilmer Cutler Pickering Hale
and Dorr LLP (law firm), Partner
(prior to January 2006)
ANNUAL REPORT 51

Principal Occupations During
	Position(s) Held	Trustee/Officer	the Past Five Years &
Name, Date of Birth	with Fund	Since(1)	Other Directorships(2)
Frank L. Tarantino	Independent	June 2004	Tarantino LLC (provider of
(born 03/07/44)	Chief		compliance services), Principal
	Compliance		(since June 2004); CRA Business
	Officer		Strategies Group (consulting
services), Executive Vice
President (April 2003 to June
2004); David L. Babson & Co.
(investment adviser), Managing
Director, Chief Administrative
Officer and Director (February
1997 to March 2003)
James O. Yost(3)	Assistant	September 1990	Massachusetts Financial Services
(born 06/12/60)	Treasurer		Company, Senior Vice President

[1]	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
[2]	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., ‘‘public companies’’).
[3]	‘‘Interested person’’ of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
[4]	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Trust’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders’ meeting in 2005, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodians
Massachusetts Financial Services Company	State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741	225 Franklin Street, Boston, MA 02110
Distributor	J.P. Morgan Chase Bank
MFS Fund Distributors, Inc.	One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741	New York, NY 10081
Portfolio Managers	Independent Registered Public Accounting Firm
John Addeo	Deloitte & Touche LLP
Scott Richards	200 Berkeley Street, Boston, MA 02116

52 ANNUAL REPORT

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007.

ANNUAL REPORT 53

CONTACT INFORMATION

Investor Service

Write to us at: MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Type of Information	Phone number	Hours, Eastern Time
General information	**1-800-225-2606**	8 a.m. to 8 p.m., any business day
Speech- or hearing-impaired	**1-800-637-6576**	9 a.m. to 5 p.m., any business day
Share prices, account balances exchanges or stock and bond outlooks	**1-800-MFS-TALK** (1-800-637-8255) touch-tone required	24 hours a day, 365 days a year

MFS[SM]
INVESTMENT MANAGEMENT®

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.

MFH-ANN-03/06 87M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant’s Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, J. Atwood Ives and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Ives and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the “Funds” and singularly as a “Fund”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended January 31, 2006 and 2005, audit fees billed to the Funds by Deloitte and E&Y were as follows:

	Audit Fees
Fees billed by Deloitte:	2006	2005
MFS High Income Fund	$47,875	$46,675
MFS High Yield Opportunities Fund	46,825	47,625
Total	$94,700	$94,30

	Audit Fees
Fees billed by E&Y:	2006	2005
MFS Municipal High Income Fund	$38,420	$38,420

For the fiscal years ended January 31, 2006 and 2005, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
Fees billed by Deloitte:	2006	2005	2006	2005	2006	2005
To MFS High Income	$0	$0	$11,600	$11,600	$0	$0
Fund
To MFS High Yield	0	0	10,100	10,100	0	0
Opportunities Fund
Total fees billed by Deloitte	$0	$0	$21,700	$21,700	$0	$0
To above Funds:
To MFS and MFS Related	$741,371	$1,146,170	$0	$62,000	$373,825	$602,500
Entities of MFS High
Income Fund*
To MFS and MFS Related	741,371	1,146,170	0	62,000	373,825	602,500
Entities of MFS High
Yield Opportunities Fund*
Aggregate fees for non-audit
services:
	2006		2005
To MFS High Income	$1,146,002		$1,857,960
Fund, MFS and MFS
Related Entities#
To MFS High Yield	1,144,502		1,856,460
Opportunities Fund,
MFS and MFS
Related Entities#
	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[4]
Fees billed by E&Y:	2006	2005	2006	2005	2006	2005
To MFS Municipal High	$0	$0	$11,715	$11,715	$0	$0
Income Fund

To MFS and MFS Related	$0	$0	$15,500	$0	$667,899	$37,500
Entities of MFS
Municipal High Income
Fund*
Aggregate fees for non-audit
services:
	2006		2005
To MFS Municipal High	$727,114		$56,686
Income Fund, MFS and
MFS Related Entities#

* This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y or D&T, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by D&T other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings versus investment styles.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to analysis of fund administrative expenses, compliance program and records management projects.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS .
Not applicable to the Registrant.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item
7(d)(2)(ii)(G) of Schedule 14A or this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.
(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR
270.30a-2): Attached hereto.
(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule
13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or

240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code
(18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15
U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice
A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) MFS SERIES TRUST III
By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
Date: March 24, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)
Date: March 24, 2006
By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: March 24, 2006
* Print name and title of each signing officer under his or her signature.